As filed with the Securities and Exchange Commission
                              on December 29, 2006


                                                            File Nos. 333-120487
                                                                       811-21673

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 4                   X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 6                          X

                    THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)
                1345 Avenue of the Americas, New York, N.Y. 10105
                     (800) 221-5672 (Registrant's Telephone
                          Number, including Area Code)

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                1345 Avenue of the Americas, New York, N.Y. 10105
                     (Name and address of Agent for Service)


                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                                 1200 G Street
                                   Suite 350
                              Washington, DC 20005


It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)
[X]  on December 29 pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

          [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ALLIANCEBERNSTEIN
Investments







The AllianceBernstein Pooling Portfolios

--------------------------------------------------------------------------------

                                       PROSPECTUS - December 29, 2006




                                              Pooling Portfolios
                                              o   U.S. Value
                                              o   U.S. Large Cap Growth
                                              o   Global Real Estate Investment
                                              o   International Value
                                              o   International Growth
                                              o   Short Duration Bond
                                              o   Intermediate Duration Bond
                                              o   Inflation-Protected Securities
                                              o   High-Yield
                                              o   Small-Mid Cap Value
                                              o   Small-Mid Cap Growth
                                              o   Global Research Growth
                                              o   Global Value


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered

-----------------------------------------------------------

 > Are Not FDIC Insured
 > May Lose Value
 > Are Not Bank Guaranteed

-----------------------------------------------------------

The Portfolios' investment adviser is AllianceBernstein L.P. (the "Adviser"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 120 mutual funds. The Portfolios are available only to mutual funds advised by, and certain other institutional clients of, the Adviser that seek to invest in a blend of asset classes.


                                TABLE OF CONTENTS

                                                                         Page

RISK/RETURN SUMMARY.......................................................3
AllianceBernstein U.S. Value Portfolio....................................4
AllianceBernstein U.S. Large Cap Growth Portfolio.........................5
AllianceBernstein Global Real Estate Investment Portfolio.................6
AllianceBernstein International Value Portfolio...........................7
AllianceBernstein International Growth Portfolio..........................8
AllianceBernstein Short Duration Bond Portfolio...........................9
AllianceBernstein Intermediate Duration Bond Portfolio...................10
AllianceBernstein Inflation-Protected Securities Portfolio...............11
AllianceBernstein High-Yield Portfolio...................................12
AllianceBernstein Small-Mid Cap Value Portfolio..........................13
AllianceBernstein Small-Mid Cap Growth Portfolio.........................14
AllianceBernstein Global Research Growth.................................15
AllianceBernstein Global Value...........................................16

SUMMARY OF PRINCIPAL RISKS...............................................17

PRINCIPAL RISKS BY PORTFOLIO.............................................19

FEES AND EXPENSES OF THE PORTFOLIOS......................................20

GLOSSARY.................................................................22

DESCRIPTION OF THE PORTFOLIOS............................................23
Investment Objectives and Principal Policies.............................23
Description of Additional Investment Practices...........................31
Additional Risk Considerations ..........................................37

MANAGEMENT OF THE PORTFOLIOS.............................................40
Investment Adviser.......................................................40
Portfolio Managers.......................................................40
Legal Proceedings........................................................44

PURCHASE AND SALE OF SHARES..............................................46
How The Portfolios Value Their Shares....................................46
How To Buy Shares........................................................47
How To Sell Shares.......................................................47
Frequent Purchases and Redemptions of
  Portfolio Shares.......................................................47

DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................48

FINANCIAL HIGHLIGHTS.....................................................49

APPENDIX A: BOND RATINGS ................................................55

RISK/RETURN SUMMARY

The following is a summary of certain key information about The
AllianceBernstein(R) Pooling Portfolios. Additional information about each Portfolio, including a detailed description of the risks of an investment in each Portfolio, appears after this Summary.

The Risk/Return Summary describes the Portfolios' objectives, principal investment strategies, principal risks and fees. Each Portfolio's Summary page includes a short discussion of some of the principal risks of investing in that Portfolio. A further discussion of these and other risks is on page 17.

More detailed descriptions of the Portfolios, including the risks associated with investing in the Portfolios, can be found further back in this Prospectus. Be sure to read this additional information BEFORE investing. Each of the Portfolios may at times use certain types of investment derivatives such as options, futures, forwards, and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

Past performance of a fund before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, investors may lose money by investing in the Portfolios.

AllianceBernstein U.S. Value Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. equity market.

The Portfolio's investment policies emphasize investment in companies that the Adviser's Bernstein unit ("Bernstein") determines to be undervalued. In selecting securities for the Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend-paying capability are not reflected in the current market price of their securities.

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities issued by U.S. companies.

Among the principal risks of investing in the Portfolio is market risk. Depending on the Portfolio's investments at a particular time, the Portfolio may also have industry/sector risk. To the extent the Portfolio invests in securities of non-U.S. issuers, it may have non-U.S. (foreign) risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein U.S. Large Cap Growth Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. equity market. Unlike most equity funds, the Portfolio focuses on a relatively small number of large, intensively researched U.S. companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The Adviser relies heavily on the fundamental analysis and research of its internal research staff to select the Portfolio's investments.

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities issued by large-cap U.S. companies. For these purposes, "large-cap U.S. companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R)

Growth Index. While the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from $1.37 billion to almost $432.1 billion as of October 31, 2006, the Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.


Among the principal risks of investing in the Portfolio is market risk. Because the Portfolio invests in a smaller number of companies than many other equity funds, the Portfolio also has focused portfolio risk, which is the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's net asset value. To the extent the Portfolio invests in securities of non-U.S. issuers, it may have non-U.S. (foreign) risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Global Real Estate Investment Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

Total return from a combination of income and long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in equity securities of real estate investment trusts (called "REITs") and other real estate industry companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets in these types of securities.

The Portfolio's investment policies emphasize investment in real estate companies Bernstein believes have strong property fundamentals and management teams. The Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

The Portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

The Portfolio may from time to time enter into currency futures contracts or currency forward contracts.

Among the principal risks of investing in the Portfolio are market risk, credit risk, and interest rate risk. Because the Portfolio invests in mortgage-backed securities, it is subject to the risk that mortgage loans will be prepaid when interest rates decline, forcing the Portfolio to reinvest in securities with lower interest rates.

Because the Portfolio invests a substantial portion of its assets in the real estate market, it has industry/sector risk. The Portfolio has many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors affecting the real estate market. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

Because the Portfolio invests in securities of non-U.S. issuers, it also has non-U.S. (foreign) risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein International Value Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in a diversified portfolio of equity securities of non-U.S. companies.

The Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for the Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

The Portfolio may from time to time enter into currency futures contracts or currency forward contracts.

Among the principal risks of investing in the Portfolio are market risk, non-U.S. (foreign) risk and currency risk.


To the extent that the Portfolio invests a substantial amount of its assets in a particular country, an investment in the Portfolio has the risk that market changes or other events affecting that country may have a more significant effect on the Portfolio's net asset value.


Because the Portfolio may invest in emerging markets, an investment also has the risk that market changes or other factors affecting emerging markets, including political instability and unpredictable economic conditions, may have a significant effect on the Portfolio's net asset value.

The Portfolio is also subject to capitalization risk, or the risk that investments in smaller companies may be more volatile than investments in larger companies.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein International Growth Portfolio

--------------------------------------------------------------------------------

OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of over 40 non-U.S. analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the Portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.


The Portfolio's investments normally consist of approximately 100-130 stocks. The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio's investments include companies that are established as a result of privatizations of state enterprises.


Among the principal risks of investing in the Portfolio are market risk, non-U.S. (foreign) risk, and currency risk. Because the Portfolio may invest in emerging markets, an investment also has the risk that market changes or other factors affecting emerging markets, including political instability and unpredictable economic conditions, may have a significant effect on the Portfolio's net asset value.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Short Duration Bond Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

A moderate rate of income that is subject to taxes.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in debt securities. The Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions.

The Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in the Portfolio are market risk, interest rate risk and credit risk. To the extent the Portfolio invests in securities of non-U.S. issuers, it may have non-U.S. (foreign) risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Intermediate Duration Bond Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

A moderate to high rate of income that is subject to taxes.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in debt securities. The Portfolio seeks to maintain a relatively longer duration of four to seven years under normal market conditions.

The Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in the Portfolio are market risk, interest rate risk and credit risk. To the extent the Portfolio invests in securities of non-U.S. issuers, it may have non-U.S. (foreign) risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Inflation-Protected Securities Portfolio

--------------------------------------------------------------------------------

OBJECTIVE:

A total return that exceeds the rate of inflation over the long term with income that is subject to taxes.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in inflation-protected securities. The Portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. The Portfolio seeks to maintain a duration within three years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS 1-10 year Index, which as of October 31, 2006 was 3.93 years.

Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in the Portfolio are market risk, interest rate risk and credit risk. To the extent the Portfolio invests in securities of non-U.S. issuers, it may have non-U.S. (foreign) risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein High-Yield Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

A high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in high yield debt securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in these types of securities.

The Portfolio invests in high yield, below investment grade debt securities, commonly known as "junk bonds." The Portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers.

Among the principal risks of investing in the Portfolio are market risk, interest rate risk and credit risk. To the extent the Portfolio invests in securities of non-U.S. issuers, it may have non-U.S. (foreign) risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Small-Mid Cap Value Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index. Under normal circumstances, the Portfolio invests at least 80% of its net assets in these types of securities.

The Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for the Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

The Portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Among the principal risks of investing in the Portfolio is market risk. The Portfolio is also subject to capitalization risk, or the risk that investments in mid-cap companies may be more volatile than investments in large-cap companies, and investments in smaller companies may be more volatile than investments in large-cap or mid-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources. To the extent the Portfolio invests in securities of non-U.S. issuers, it may have non-U.S. (foreign) risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Small-Mid Cap Growth Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, the Portfolio invests at least 80% of its net assets in small- and mid-cap countries. For these purposes, "small- and mid-cap companies" are those that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market caps of companies in the Russell 2500(TM) Growth Index ranged from $0.09 billion to $7.24 billion as of October 21, 2006. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.

Normally, the Portfolio invests in U.S. companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The Adviser relies heavily on the fundamental analysis and research of its internal research staff to select the Portfolio's investments.

The Portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Among the principal risks of investing in the Portfolio is market risk. The Portfolio is also subject to capitalization risk, or the risk that investments in mid-cap companies may be more volatile than investments in large-cap companies, and investments in smaller companies may be more volatile than investments in large-cap or mid-cap companies. Investments in small-cap companies may have additional risks because these companies often have limited product lines, markets, or financial resources. To the extent the Portfolio invests in securities of non-U.S. issuers, it may have non-U.S. (foreign) risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Global Research Growth Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio invests primarily in a global portfolio of equity securities of companies within various market sectors selected by the Adviser for their growth potential. Examples of the types of market sectors into which the Adviser may invest the Portfolio's assets include, but are not limited to, communications and information technology, health care, financial services, infrastructure, energy and natural resources, and consumer growth. The Adviser's Global Research Growth Portfolio Oversight Group, in consultation with the research sector heads, is responsible for determining the market sectors into which the Portfolio's assets are invested and the percentage allocation into each sector. The Adviser allocates the Portfolio's investments among the selected market sectors based on its assessment of both current and forecasted economic and investment conditions. A research sector head for each sector is responsible for stock selection within that sector.

Within each sector, stock selection emphasizes investment in companies representing the research sector head groups' top picks for their respective sectors. The Portfolio invests, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more), one of which may be the United States. The Portfolio also invests in securities of companies in emerging markets.

Among the principal risks of investing in the Portfolio are market risk, non-U.S. (foreign) risk, emerging market risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

AllianceBernstein Global Value Portfolio
--------------------------------------------------------------------------------

OBJECTIVE:

Long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries, including the United States. The Portfolio normally invests in companies in at least three countries, generally including the United States. Other such countries currently include the developed nations in Europe and the Far East, Canada, Australia, and emerging market countries worldwide. The Portfolio's investment policies emphasize investment in companies that are determined by Bernstein to be undervalued. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Among the principal risks of investing in the Portfolio are market risk, non-U.S. (foreign) risk, emerging market risk and currency risk.

PERFORMANCE INFORMATION

No performance information is available for the Portfolio because it has not yet been in operation for a full calendar year.

--------------------------------------------------------------------------------

                           SUMMARY OF PRINCIPAL RISKS

--------------------------------------------------------------------------------

The value of an investment in a Portfolio will change with changes in the values of that Portfolio's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Portfolio as a whole. All of the Portfolios could be subject to additional principal risks because the types of investments made by each Portfolio can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Additional Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Portfolios, their investments, and related risks.

MARKET RISK

This is the risk that the value of a Portfolio's investments will fluctuate as the stock, bond, currency or other markets fluctuate and that prices overall will decline over shorter or longer-term periods. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. All of the Portfolios are subject to market risk.

INDUSTRY/SECTOR RISK

This is the risk of investments in a particular industry or industry sector. Market or economic factors affecting that industry or group of related industries could have a major effect on the value of a Portfolio's investments. The AllianceBernstein Global Real Estate Investment Portfolio is particularly subject to this risk.

INTEREST RATE RISK

Changes in interest rates will affect the value of a Portfolio's investments in fixed income securities, such as bonds, notes and asset-backed securities, or other income-producing securities. When interest rates rise, the value of a Portfolio's investments tend to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for Portfolios that invest in debt securities with longer maturities or durations.


AllianceBernstein Global Real Estate Investment Portfolio has exposure to interest rate risk because it invests in real estate industry companies.

CREDIT RISK

This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security and any accrued interest. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for Portfolios, such as AllianceBernstein High-Yield Portfolio, that invest in lower-rated securities. These debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks.



PREPAYMENT RISK

The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early prepayments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose a Portfolio to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

INFLATION RISK

This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Portfolio's assets can decline as can the value of the Portfolio's distributions. This risk is significantly greater for those Portfolios that invest a significant portion of their assets in fixed-income securities with longer maturities.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-cap companies. Investments in small- and mid-cap companies may be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. A Portfolio's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. Portfolios particularly subject to this risk are AllianceBernstein Small-Mid Cap Value Portfolio, AllianceBernstein Small-Mid Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio and AllianceBernstein Global Value Portfolio.


NON-U.S. (FOREIGN) RISK

This is the risk of investments in issuers located in countries other than the United States. Investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. This is because the securities markets of many countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, non-U.S. issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage or political changes or diplomatic developments could adversely affect a Portfolio's investments in a country other than the United States. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment.

EMERGING MARKET RISK

Foreign investment risk may be particularly high to the extent a Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.


CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Portfolio's investments or reduce the returns of a Portfolio.


LEVERAGE RISK

When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in the Portfolio will be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's investments. A Portfolio may create leverage through the use of reverse repurchase agreements or forward contracts.

DERIVATIVES RISK

Each of the Portfolios may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index. The Adviser will sometimes use derivatives as part of a strategy designed to reduce other risks. Generally, however, the Portfolios use derivatives as direct investments to earn income, enhance yield and broaden Portfolio diversification, which entails greater risk than if used solely for hedging purposes. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of difficulties in pricing, valuation and documentation and the risk that changes in the value of the derivative may not correlate perfectly with relevant underlying assets, rates, or indices.

FOCUSED PORTFOLIO RISK

This is the risk that investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's net asset value.

MANAGEMENT RISK

Each Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, in making investment decisions for the Portfolios, but there is no guarantee that its techniques will produce the desired result.

PRINCIPAL RISKS BY PORTFOLIO
--------------------------------------------------------------------------------

The following chart summarizes the principal risks of each Portfolio. Risks not marked for a particular Portfolio may, however, still apply to some extent to that Portfolio at various times.



                                                             Industry    Interest
                                                  Market      Sector      Rate      Credit    Prepayment  Inflation   Capitalization
Portfolio                                          Risk        Risk       Risk      Risk         Risk       Risk          Risk
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein U.S. Value Portfolio              o

AllianceBernstein U.S. Large Cap Large
Cap Growth Portfolio                                o

AllianceBernstein Global Real Estate Investment
Portfolio                                           o           o           o         o          o          o             o

AllianceBernstein International Value Portfolio     o                                 o                                   o

AllianceBernstein International Growth Portfolio    o

AllianceBernstein Short Duration Bond Portfolio     o                       o         o                     o

AllianceBernstein Intermediate Duration Bond
Portfolio                                           o                       o         o                     o

AllianceBernstein Inflation-Protected               o                       o         o                     o
Securities Portfolio

AllianceBernstein High-Yield Portfolio              o                       o         o                     o

AllianceBernstein Small-Mid Cap Value Portfolio     o                                 o                                   o

AllianceBernstein Small-Mid Cap Growth Portfolio    o                                                                     o

AllianceBernstein Global Research Growth
Portfolio                                           o

AllianceBernstein Global Value Portfolio            o                                 o                                   o




                                                    Non-U.S.  Emerging                                       Focused
                                                   (Foreign)   Market    Currency   Leverage   Derivatives  Portfolio   Management
Portfolio                                            Risk      Risk       Risk        Risk       Risk         Risk        Risk
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein U.S. Value Portfolio                o                     o          o           o                        o

AllianceBernstein U.S. Large Cap Growth Portfolio     o                     o          o                        o           o

AllianceBernstein Global Real Estate Investment
Portfolio                                             o                     o          o                                    o

AllianceBernstein International Value Portfolio       o          o          o                      o                        o

AllianceBernstein International Growth Portfolio      o                     o          o           o            o           o

AllianceBernstein Short Duration Bond Portfolio       o                     o          o           o                        o

AllianceBernstein Intermediate Duration Bond
Portfolio                                             o                     o          o           o                        o

AllianceBernstein Inflation-Protected                 o                     o          o           o                        o
Securities Portfolio

AllianceBernstein High-Yield Portfolio                o                     o          o           o                        o

AllianceBernstein Small-Mid Cap Value Portfolio       o                     o          o           o                        o

AllianceBernstein Small-Mid Cap Growth Portfolio      o                     o          o                                    o

AllianceBernstein Global Research Growth
Portfolio                                             o          o          o                                               o

AllianceBernstein Global Value Portfolio              o          o          o                      o                        o


--------------------------------------------------------------------------------

                       FEES AND EXPENSES OF THE PORTFOLIOS

--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                         None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is lower)                 None


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Portfolio assets) and EXAMPLES

Annual fund operating expenses percentages are based on payments that will be made. The Examples are to help you compare the cost of investing in the Portfolios with the cost of investing in other funds. They assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Portfolios' operating expenses stay the same, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.


                                                                 Operating Expenses

                                                                                             Total
                                                            Distribution                  Portfolio      Waiver and/or
                                              Management    (12b-1) and      Other        Operating         Expense           Net
                                                Fees        Service Fees    Expenses       Expenses      Reimbursement      Expenses
                                             ---------------------------------------------------------------------------------------
AllianceBernstein U.S. Value Portfolio           0%             0%            .04%           .04%                            .04%
AllianceBernstein U.S. Large Cap
Growth Portfolio                                 0%             0%            .04%           .04%                            .04%
AllianceBernstein Global Real Estate
Investment Portfolio                             0%             0%            .09%           .09%                            .09%
AllianceBernstein International Value
Portfolio                                        0%             0%            .10%           .10%                            .10%
AllianceBernstein International Growth
Portfolio                                        0%             0%            .11%           .11%                            .11%
AllianceBernstein Short Duration Bond
Portfolio                                        0%             0%            .05%           .05%                            .05%
AllianceBernstein Intermediate Duration Bond
Portfolio                                        0%             0%            .06%           .06%                            .06%
AllianceBernstein Inflation-Protected
Securities Portfolio                             0%             0%            .07%           .07%                            .07%
AllianceBernstein High-Yield Portfolio           0%             0%            .09%           .09%                            .09%
AllianceBernstein Small-Mid Cap Value
Portfolio                                        0%             0%            .07%           .07%                            .07%
AllianceBernstein Small-Mid Cap Growth
Portfolio                                        0%             0%            .07%           .07%                            .07%
AllianceBernstein Global Research Growth
Portfolio                                        0%             0%           2.86%(1)       2.86%          (2.71%)           .15%
AllianceBernstein Global Value Portfolio         0%             0%           2.12%(1)       2.12%          (1.97%)           .15%



                                                                        Example

                                                                    Year 1              Year 3            Year 5          Year 10
                                                                    ------              ------            ------          -------
AllianceBernstein U.S. Value Portfolio                               $4                   $13                $23             $51
AllianceBernstein U.S. Growth Portfolio                              $4                   $13                $23             $51
AllianceBernstein Global Real Estate Investment Portfolio            $9                   $29                $51             $115
AllianceBernstein International Value Portfolio                      $10                  $32                $56             $128
AllianceBernstein International Growth Portfolio                     $11                  $35                $62             $141
AllianceBernstein Short Duration Bond Portfolio                      $5                   $16                $28             $64
AllianceBernstein Intermediate Duration Bond Portfolio               $6                   $19                $34             $77
AllianceBernstein Inflation-Protected Securities Portfolio           $7                   $23                $40             $90
AllianceBernstein High-Yield Portfolio                               $9                   $29                $51             $115
AllianceBernstein Small-Mid Cap Value Portfolio                      $7                   $23                $40             $90
AllianceBernstein Small-Mid Cap Growth Portfolio                     $7                   $23                $40             $90
AllianceBernstein Global Research Growth Portfolio                   $15                  $628               $1,267          $2,989
AllianceBernstein Global Value Portfolio                             $15                  $473               $957            $2,295


--------------------------------------------------------------------------------

                                    GLOSSARY

--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Bonds are fixed, floating, and variable rate debt obligations.

Convertible securities are bonds, debentures, corporate notes, and preferred stocks that are convertible into common and preferred stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities, convertible securities, and preferred stocks, including floating rate and variable rate instruments. Fixed-income securities may be rated (or, if unrated, for purposes of the Portfolios' investment policies as may be determined by the Adviser to be of equivalent quality) triple-A (Aaa or AAA), high quality (Aa or AA or above), high grade (A or above) or investment grade (Baa or BBB or above) by, as the case may be, Moody's, S&P or Fitch, or may be lower-rated securities. In the case of "split-rated" fixed-income securities (i.e., securities assigned non-equivalent credit quality ratings, such as Baa by Moody's but BB by S&P or Ba by Moody's and BB by S&P but B by Fitch), a Portfolio will use the rating deemed by the Adviser to be the most appropriate under the circumstances.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by foreign governments, quasi-governmental entities, governmental agencies or other governmental entities. They are not necessarily backed by the full faith and credit of the foreign government.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a corporation or foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only or IO securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Mortgage-related securities are pools of mortgage loans that are assembled for sale to investors (such as mutual funds) by various governmental, government-related, and private organizations. These securities include:

     o    ARMS, which are adjustable-rate mortgage securities;

     o    SMRS, which are stripped mortgage-related securities;

     o    CMOs, which are collateralized mortgage obligations;

     o GNMA certificates, which are securities issued by the Government National Mortgage Association or GNMA;

     o FNMA certificates, which are securities issued by the Federal National Mortgage Association or FNMA; and

     o FHLMC certificates, which are securities issued by the Federal Home Loan Mortgage Corporation or FHLMC.

     o Net assets means a Portfolio's net assets plus any borrowings for investment purposes.

Non-U.S. fixed-income securities are securities issued by foreign governments and non-U.S. companies.

Qualifying bank deposits are certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

RATING AGENCIES and RATED SECURITIES

Fitch is Fitch Ratings, the international rating agency formed through the merger of Fitch IBCA, Inc. and Duff & Phelps Credit Rating Co.

Higher quality commercial paper is commercial paper rated at least Prime-2 by Moody's, A-2 by S&P, or F2 by Fitch.

Lower-rated securities are fixed-income securities rated Ba (including Ba1, Ba2 and Ba3) or BB (including BB+ and BB-) or below, or determined by the Adviser to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

NRSRO is a nationally recognized statistical rating organization.

Prime commercial paper is commercial paper rated Prime-1 or higher by Moody's, A-1 or higher by S&P, or F1 by Fitch.

S&P is Standard & Poor's Ratings Services.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Duration is a measure of a fixed-income security's or a Portfolio's sensitivity to changes in interest rates. It is expressed as a number of years. The higher the number, the greater the risk is. Under normal circumstances, for example, if a Portfolio has a duration of four years, its value will change by 4% if interest rates change by 1%; a duration of two years will result in a 2% change in value, and so on. Thus, shorter duration bonds result in lower expected volatility.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE PORTFOLIOS

--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Portfolio's investment objectives, principal strategies and risks. Of course, there can be no assurance that any Portfolio will achieve its investment objective.

Please note that:

     o Additional discussion of the Portfolios' investments, including the risks of the investments, can be found in the discussion under Description of Additional Investment Practices following this section.

     o The description of the principal risks for a Portfolio may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Portfolio can be found in the discussion under Additional Risk Considerations.

     o Additional descriptions of each Portfolio's strategies, investments, and risks can be found in the Portfolios' Statement of Additional Information or SAI.

     o Except as noted, the Portfolios' investment objectives and investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment; changes in the market value of securities in a Portfolio after they are purchased by the Portfolio will not cause the Portfolio to be in violation of such limitations. Also, those limitations may in some cases be exceeded to a non-material extent without this Prospectus being supplemented.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES

AllianceBernstein U.S. Value Portfolio

AllianceBernstein U.S. Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of U.S. companies, emphasizing investments in companies that Bernstein determines are undervalued, using a fundamental value approach. This approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by earnings power and dividend-paying capability. The Adviser relies heavily on the fundamental analysis and research of Bernstein's large internal research staff in making investment decisions for the Portfolio. These investment decisions are the result of the multi-step process described below. Under normal circumstances, the Portfolio invests in at least 80% of its net assets in equity securities of U.S. companies. This policy will not be changed without 60 days' prior written notice to shareholders.


Bernstein's fundamental value approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power and dividend-paying capability. Bernstein's research staff of company and industry analysts follows a research universe of approximately 650 companies. This universe covers approximately 90% of the capitalization of the Russell 1000TM Value Index.

Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have access to considerable information concerning all of the companies followed and the staff meets regularly with the management, suppliers, clients and competitors of companies in the Portfolio. As a result, analysts have an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.

A committee composed of senior investment professionals (the "Investment Policy Group" or "IPG") reviews all analyst research performed for the Portfolio. The IPG makes sure that the analysts have appropriately considered the key issues facing each company. In addition, it checks to see that forecasts of a company's future are compatible with its history. Finally, the IPG ensures that all forecasts use consistent analytic frameworks and economic assumptions.

For each company in the research universe, Bernstein relates the present value of the company's future cash flow, as forecasted by Bernstein's analysts, to the current price of the company's stock. Using a dividend discount model and solving for the internal rate of return, Bernstein thus derives an expected rate of return. The senior investment professionals involved in the fundamental value approach then factor into this analysis the risk attributes of each company for purposes of re-ranking the companies. By evaluating overall sector concentration, capitalization distribution, leverage, degree of undervaluation and other factors, Bernstein ranks each security on a risk adjusted basis, in an effort to minimize overall Portfolio volatility.

The Portfolio does not simply purchase the highest-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics and risk diversification when deciding how much of each security to purchase for the Portfolio. The Portfolio will tend to overweight stocks selected in the top half of the final ranking and will tend to minimize stocks in the bottom half, subject to overall risk diversification.

The degree to which a security is attractive can change as a result of adverse, short-term market reactions to recent events or trends. Negative analysts' earnings-estimate revisions and relative return trends (also called "momentum") tend to reflect deterioration in a company's operating results and often signal poor performance to come; positive revisions and return trends tend to reflect fundamental improvements and positive performance ahead. Bernstein monitors these factors so as to better time purchases and sales of securities.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable.

AllianceBernstein U.S. Large Cap Growth Portfolio

AllianceBernstein U.S. Large Cap Growth Portfolio seeks long-term growth of capital by investing primarily in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40-60 companies will be represented in the Portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The Portfolio thus differs from more typical equity mutual funds by focusing on a relatively small number of intensively researched companies.

Under normal circumstances, the Portfolio invests in at least 80% of its net assets in equity securities of large-capitalization U.S. companies. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "large capitalization U.S. companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from $1.37 billion to almost $432.1 billion as of October 31, 2006, the Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

Within the investment framework of the Portfolio, the Adviser's Large Cap Growth Group has responsibility for managing the Portfolio. In selecting the Portfolio's investments, this Group will follow a structured, disciplined research and investment process as described below.

The Adviser relies heavily on the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of approximately 500 companies. As one of the largest multinational investment management firms, the Adviser has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets and competition of these companies, and a good knowledge of their management. Research emphasis is placed on identifying companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. The Adviser also looks for companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

AllianceBernstein Global Real Estate Investment Portfolio

AllianceBernstein Global Real Estate Investment Portfolio seeks a total return from a combination of income and long-term growth of capital by investing primarily in equity securities of U.S. and non-U.S. issuers that are primarily engaged in or related to the real estate industry.

The Portfolio normally invests at least 80% of its net assets in equity securities of real estate investment trusts, or REITs, and other real estate industry companies. This policy will not be changed without 60 days' prior written notice to shareholders. The Portfolio invests in real estate companies that the Adviser believes have strong property fundamentals and management teams. The Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Portfolio invests in equity securities that include common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities ("real estate equity securities").


The Portfolio may invest in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs"). The Portfolio may also invest in short-term investment grade debt securities and other fixed-income securities.


The Portfolio's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. In selecting real estate equity securities, the Adviser's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend-paying capability. The Adviser believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Portfolio will purchase real estate equity securities when, in the judgment of the Adviser, their market price does not adequately reflect this potential. In making this determination, the Adviser will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend-payment history, and such other factors that the Adviser may determine from time to time to be relevant.

The Portfolio may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly by the Portfolio.

Because the Portfolio invests a substantial portion of its assets in the real estate market, it is subject to many of the same risks involved in direct ownership of real estate. For example, the value of real estate could decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

AllianceBernstein International Value Portfolio

AllianceBernstein International Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries. The Portfolio normally invests in companies in at least three countries other than the United States. These countries currently include the developed nations in Europe and the Far East, Canada, Australia and emerging market countries worldwide. The Portfolio's investment policies emphasize investment in companies that Bernstein determines are undervalued, using a fundamental value approach. Bernstein depends heavily on the fundamental analysis and research of its large internal research staff.


Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In each market, this approach seeks to identify a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach. The research staff begins with a global research universe of approximately 2,500 international and emerging market companies. Teams within the research staff cover a given industry worldwide to better understand each company's competitive position in a global context.


Bernstein's staff of company and industry analysts prepares its own earnings estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have global access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.


Senior investment professionals, including the Portfolio's portfolio managers, carefully review the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.


Once Bernstein has applied its fundamental analysis to determine the intrinsic economic values of each of the companies in its research universe, the companies are ranked in order of the highest to lowest risk-adjusted return.


The Portfolio does not simply purchase the highest-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics and risk diversification when deciding how much of each security to purchase for the Portfolio. Bernstein's quantitative analysts build valuation and risk models to ensure that the Portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein seeks those top ranked securities that also tend to diversify the Portfolio's risk.


A disparity between a company's current stock price and the assessment of intrinsic value can arise, at least in part as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein also analyzes relative return trends (also called "momentum") so as to better time purchases and sales of securities.


Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. Bernstein may seek to hedge the currency exposure resulting from securities positions when it finds the currency positions unattractive. To hedge a portion of its currency risk, the Portfolio may from time to time invest in currency futures contracts or currency forward contracts.

A security generally will be sold when it no longer meets appropriate valuation criteria. Sale of a stock that has reached its target may be delayed, however, when earnings expectations and/or momentum are favorable.

AllianceBernstein International Growth Portfolio

AllianceBernstein International Growth Portfolio seeks long-term growth of capital by investing primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies on comprehensive fundamental company research produced by the Adviser's large research team of over 40 non-U.S. analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the Portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.



The Portfolio's portfolio managers and the International Growth Portfolio Oversight Group, which together are responsible for determining the market sectors into which the Portfolio's assets are invested and the percentage allocation into each sector, use the Adviser's research recommendations to assess investments for the Portfolio. They also consider input from the heads of global sector research with the goal of identifying the most attractive portfolio candidates that display superior earnings growth and reasonable valuations. The Portfolio management team then builds a portfolio concentrated in its best research-driven investment ideas that capitalizes on the insights of the Adviser's fundamental research within the optimal risk/reward framework.



The Portfolio's portfolio normally consists of approximately 100-130 stocks. The International Growth Portfolio Oversight Group regularly reviews the country and sector allocations within the Portfolio to monitor the Portfolio's risk profile and to make appropriate adjustments. The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio's investments include companies that are established as a result of privatizations of state enterprises.

AllianceBernstein Short Duration Bond Portfolio

AllianceBernstein Short Duration Bond Portfolio seeks to provide a moderate rate of income that is subject to taxes. The Portfolio may invest in many types of debt securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities. The Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions.

The Portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar. The Portfolio may also invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

The Portfolio may invest in investment grade quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then the Portfolio will use the rating deemed by the Adviser to be the most appropriate under the circumstances. It is expected that the Portfolio will not retain a security downgraded below BBB- or Baa3, or if unrated, determined by the Adviser to have undergone similar credit quality deterioration. The Portfolio will have 90 days to dispose of such downgraded securities.

Unrated securities may be purchased by the Portfolio when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

The Adviser may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. The Adviser may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen the average duration when it anticipates that rates will fall.

To identify attractive bonds for the Portfolio, the Adviser evaluates securities and sectors to identify the most attractive securities in the market at a given time--those offering the highest expected return in relation to their risks. In addition, the Adviser may analyze the yield curve to determine the optimum combination of duration for given degrees of interest-rate risk.

AllianceBernstein Intermediate Duration Bond Portfolio

AllianceBernstein Intermediate Duration Bond Portfolio seeks to provide a moderate to high rate of income that is subject to taxes. The Portfolio may invest in many types of debt securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities, as well as other securities of U.S. and non-U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities. The Portfolio seeks to maintain a relatively longer duration of four to seven years under normal market conditions.

The Portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar. The Portfolio may also invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

The Portfolio may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then the Portfolio will use the rating deemed by the Adviser to be the most appropriate under the circumstances. It is expected that the Portfolio will not retain a security downgraded below BBB- or Baa3, or if unrated, determined by the Adviser to have undergone similar credit quality deterioration. The Portfolio will have 90 days to dispose of such downgraded securities.

Unrated securities may be purchased by the Portfolio when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

The Adviser may use interest-rate forecasting to determine the best level of interest-rate risk at a given time. The Adviser may moderately shorten the average duration of the Portfolio when they expect interest rates to rise and modestly lengthen the average duration when they anticipate that rates will fall.

To identify attractive bonds for the Portfolio, the Adviser evaluates securities and sectors to identify the most attractive securities in the market at a given time--those offering the highest expected return in relation to their risks. In addition, the Adviser may analyze the yield curve to determine the optimum combination of duration for given degrees of interest-rate risk.

AllianceBernstein Inflation-Protected Securities Portfolio

AllianceBernstein Inflation-Protected Securities Portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities. Under normal circumstances, the Portfolio invests at least 80% of its net assets in inflation-protected securities. The Portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. This policy will not be changed without 60 days' prior written notice to shareholders. Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities and mortgage-related securities, as well as other securities of U.S. and non-U.S. issuers.


The Portfolio may invest in medium-quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's, or A or BBB (including BBB+ and BBB-) by S&P or Fitch. If a security has a split rating, then the Portfolio will use the rating deemed by the Adviser to be the most appropriate under the circumstances. It is expected that the Portfolio will not retain a security downgraded below BBB- or Baa3, or if unrated, determined by the Adviser to have undergone similar credit quality deterioration. The Portfolio will have 90 days to dispose of such downgraded securities.

Unrated securities may be purchased by the Portfolio when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

The Adviser manages the Portfolio to have overall interest rate risk similar to the Lehman Brothers U.S. TIPS 1-10 year Index. As of October 31, 2006, the index's duration was 3.93 years. To calculate average portfolio duration, the Adviser includes the duration of inflation-indexed portfolio securities with respect to changes in real interest rates and the duration of non-inflation-indexed portfolio securities with respect to changes in nominal interest rates.

To identify attractive bonds for the Portfolio, the Adviser evaluates securities and sectors to identify the most attractive securities in the market at a given time--those offering the highest expected return in relation to their risks. In addition, the Adviser may analyze the yield curve to determine the optimum combination of duration for given degrees of interest-rate risk.

AllianceBernstein High-Yield Portfolio

AllianceBernstein High-Yield Portfolio seeks primarily to achieve high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets in high yield debt securities. This policy may not be changed without 60 days' prior written notice to shareholders. The Portfolio invests in a diversified mix of high yield, below investment grade debt securities, known as "junk bonds." These securities involve greater volatility of price and risk of principal and income than higher quality debt securities. The Portfolio is managed to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers. The Portfolio uses various strategies in attempting to achieve its objective.


The Portfolio may invest in U.S. Dollar-denominated and non-U.S.
Dollar-denominated foreign fixed-income securities. The Portfolio may buy and sell foreign currencies principally for the purpose of preserving the value of foreign securities or in anticipation of purchasing foreign securities.


The Portfolio also may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities and preferred stocks. The Portfolio may use leverage for investment purposes by entering into transactions such as reverse repurchase agreements and dollar rolls. For hedging purposes, the Portfolio may enter into forward currency exchange contracts and options contracts.


AllianceBernstein Small-Mid Cap Value Portfolio

AllianceBernstein Small-Mid Cap Value Portfolio seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap companies" are those that, at the time of investment, fall within the capitalization range between the smallest company appearing in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index. While the market capitalizations of companies in the Russell 2500(TM) Value Index ranged from $0.10 billion to approximately $6.85 billion as of October 31, 2006, the Portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, the Portfolio invests at least 80% of its net assets in these types of securities.


The Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for the Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The Portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.


Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value, as measured by long-term earnings prospects. In making investment decisions for the Portfolio, Bernstein relies heavily on its fundamental analysis and research of its large internal research staff.


Bernstein's analysts cover a primary research universe of approximately 1200 largely domestic smaller companies. From this universe, Bernstein, on a daily basis, applies a quantitative screening process that examines a number of factors, such as the price-to-earnings ratio or the price-to-book ratio to target approximately 300 companies for further analysis by the research staff and the Portfolio's portfolio managers. Bernstein then prepares its own earnings estimates and financial models for companies within this targeted group.


Forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach. The research staff identifies and quantifies the critical variables that influence a business's performance and analyzes the results in order to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have access to considerable information concerning all of the companies followed. Bernstein's research analysts develop an in-depth understanding of the products, services, markets and competition of those companies considered for purchase. Analysts also develop a good knowledge of the management of those companies. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near-term economic events are generally not of major consequence.


The Portfolio's portfolio managers carefully review the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions. The Portfolio's portfolio managers, in consultation with the research analysts, also consider aggregate portfolio characteristics when deciding whether to purchase a particular security for the Portfolio. Bernstein seeks to manage overall Portfolio volatility relative to the universe of companies that comprise the lowest 20% of the total U.S. market capitalization by favoring promising securities that offer the best balance between return and targeted risk. At times, the Portfolio may favor or disfavor a particular sector compared to that universe of companies.

To the extent that companies involved in certain sectors may from time to time constitute a material portion of the universe of companies that comprise the lowest 20% of the total U.S. market capitalization, such as financial services and consumer services, the Portfolio may also invest significantly in these companies.

A disparity between a company's current stock price and Bernstein's assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. To reduce the risk that an undervalued security will be purchased before such an adverse market condition has run its course, Bernstein also monitors analysts' earnings-estimate revisions and relative return trends (also called "momentum") so as to better time purchases and sales of securities.


A security generally will be sold when it no longer meets appropriate valuation criteria. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security.

AllianceBernstein Small-Mid Cap Growth Portfolio

AllianceBernstein Small-Mid Cap Growth Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities with relatively smaller market capitalizations as compared to the overall U.S. equity market. This means that under normal market conditions the Portfolio will invest at least 80% of its net assets in the equity securities of small- and mid-cap U.S. companies. This policy will not be changed without 60 days' prior written notice to shareholders. For these purposes, "small- and mid-cap companies" are defined as companies that have, at the time of purchase, market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market caps of companies in the Russell 2500(TM) Growth Index ranged from $0.09 billion to $7.24 billion as of October 21, 2006. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets. The Portfolio's investment policies emphasize investments in companies with strong earnings growth potential.

The Adviser believes strong and improving company fundamentals, especially earnings, drive superior small- and mid-cap growth stock returns. While the Adviser believes market inefficiencies can exist in the short-term, ultimately a stock's price comes to reflect its expected earnings growth. Such inefficiencies exist across the capitalization spectrum, but are more prevalent in the small- and mid-cap market where there is a general dearth of in-depth research and a greater inefficiency of information flow relative to the large cap market. Therefore, the Adviser believes that research-driven stock selection is a critical driver of returns over the long term.

The Adviser's Small Cap Growth Team (the "Team") employs a highly disciplined stock selection process that combines in-depth fundamental research with quantitative analysis to identify high quality, rapidly growing companies with strong earnings growth potential. The Team is comprised of experienced sector portfolio analyst/managers, including resources devoted to quantitative analysis. The portfolio analyst/managers each have primary responsibility for research and stock selection within their particular sectors of expertise, but will also draw on the broader growth resource efforts of the Adviser from time to time.

The Team first uses quantitative screens, growth screens, and industry sources to narrow the initial small- and mid-cap universe of approximately 1,200 stocks to a small- and mid-cap working universe of approximately 400 stocks. Stocks within the working universe are then ranked from both a fundamental and a quantitative standpoint with the rankings normalized by sector.

The Team intensively researches the stocks in the working universe and also draws upon the Adviser's deep fundamental research resources. Meetings with company managements serve as one of the most critical aspects of this research process. Thus, the Team typically conducts over 1,000 research meetings with company managements each year. The Team summarizes its fundamental research findings by ranking companies based on expected return for a six- to 18 month time horizon. This fundamental ranking significantly drives the Team's overall view of a stock's attractiveness.

Additionally, the Team uses a proprietary earnings momentum model to rank stocks from a quantitative standpoint using inputs that include earnings revision, earnings momentum, earnings acceleration, and earnings surprise. These inputs are used to determine the quantitative ranking of all stocks.

The Team combines the fundamental and quantitative rankings to arrive at a final overall score for each stock. The combined stock ranks fall into one of three categories--buy, neutral or sell. Typically, the top 30% of these stocks represent buy candidates. The final portfolio typically holds approximately 60-90 stocks broadly diversified by sector. The portfolio analysts/managers also consider various factors, including liquidity, fundamental catalysts, and broader portfolio objectives, when determining which stocks to purchase. Based upon additional portfolio construction considerations, the Portfolio may invest up to 10% of its assets in companies not included in its working universe.

The Team's sell discipline is also focused on fundamentals. Security positions may be reduced or sold because, among other things, a stock has become fully valued or there has been a change in the company's growth prospects or other fundamentals. Any stock that falls into the sell category (bottom 30%) will be sold subject to risk management and market conditions. Typically, growth in the size of a company's market capitalization relative to other domestically traded companies will not cause the Portfolio to dispose of the security. The Portfolio will seek to control its stock-specific risk related to market cap appreciation by limiting position sizes to no more than 5% of the Portfolio's assets.

The Portfolio invests principally in equity securities, but may also invest from time to time in preferred stocks. The Portfolio also may invest in the securities of non-U.S. issuers listed on a U.S. exchange.

AllianceBernstein Global Research Growth Portfolio

AllianceBernstein Global Research Growth Portfolio seeks long-term growth of capital by investing primarily in a global portfolio of equity securities of companies within various market sectors selected by the Adviser for their growth potential. Research-driven stock selection is expected to be the primary driver of returns relative to the Portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process. Examples of the types of market sectors into which the Adviser may invest the Portfolio's assets include, but are not limited to, communications and information technology, health care, financial services, infrastructure, energy and natural resources, and consumer growth. Within each sector, stock selection emphasizes investment in companies representing the research sector head groups' top picks for their respective sectors.


The Adviser relies heavily upon the fundamental analysis and research of its large internal staff. The Adviser looks for companies whose prospective earnings growth is not fully reflected in current market conditions.


The Adviser's Global Research Growth Portfolio Oversight Group, in consultation with the research sector heads, is responsible for determining the market sectors into which the Portfolio's assets are invested and the percentage allocation into each sector. The Global Research Growth Portfolio Oversight Group allocates the Portfolio's investments among the selected market sectors based on fundamental company research and its assessment of both current and forecasted investment opportunities and conditions as well as diversification and risk considerations. The Global Research Growth Portfolio Oversight Group may vary the percentage allocation to each sector and may, on occasion, change the market sectors into which the Portfolio's assets will be invested as a sector's growth potential matures and new trends for growth emerge. The Global Research Growth Portfolio Oversight Group believes that the ability to allocate assets among the industry sectors allows the Portfolio to pursue the most attractive investment trends before companies within a market sector become overpriced and to re-apportion investments as conditions warrant. Through this process, the Global Research Growth Portfolio Oversight Group seeks to take advantage of the relative attractiveness of different market sectors as growth trends mature and new trends emerge.


The Portfolio normally invests in the equity securities of companies located in at least three countries (and normally substantially more), one of which may be the United States. The Portfolio invests in both developed and emerging market countries. Geographic distribution of the Portfolio's investments among countries or regions will be a result of the stock selection process rather than a pre-determined allocation. The Adviser expects that normally the Portfolio's portfolio will tend to emphasize investments in larger capitalization companies, although it may invest in smaller or medium capitalization companies from time to time. The Portfolio normally invests in approximately 100-150 companies.


The Portfolio may invest in synthetic foreign equity securities. In addition to purchasing directly securities of corporate issuers in various securities markets, the Portfolio may invest in depositary receipts, including ADRs, EDRs, GDRs or other securities representing securities of companies based in countries other than the United States. Transactions in these securities may not necessarily be settled in the same currency as transactions in the securities which they represent. Generally, depository receipts, in registered form, are designed for use in the U.S. securities markets.

AllianceBernstein Global Value Portfolio

AllianceBernstein Global Value Portfolio seeks long-term growth of capital. The Portfolio will invest primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries, including the United States. The Portfolio normally invests in companies in at least three countries, generally including the United States. Other such countries currently include the developed nations in Europe and the Far East, Canada, Australia, and emerging market countries worldwide. The Portfolio's investment policies emphasize investment in companies that are determined by the Adviser to be undervalued, using its Bernstein unit's ("Bernstein") fundamental value approach. In selecting securities for the Portfolio's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Bernstein's fundamental value approach to equity investing generally defines value by reference to the relationship between a security's current price and its intrinsic economic value as measured by long-term earnings prospects. In each market, this approach seeks to identify, in the first instance, a universe of securities that are considered to be undervalued because they are attractively priced relative to their future earnings power. Accordingly, forecasting corporate earnings and dividend-paying capability is the heart of the fundamental value approach.

Bernstein's fundamental analysis depends heavily upon its large internal research staff. The research staff begins with a global research universe of approximately 3,000 companies worldwide. Teams within the research staff cover a given industry worldwide, to better understand each company's competitive position in a global context.

Bernstein's company and industry analysts develop earnings-estimates and financial models for each company analyzed. Bernstein identifies and quantifies the critical variables that control a business's performance and uses this research insight to forecast each company's long-term prospects and expected returns. As one of the largest multi-national investment firms, the Adviser and its Bernstein unit have global access to considerable information concerning all of the companies followed, an in-depth understanding of the products, services, markets and competition of these companies and a good knowledge of the management of most of the companies in the research universe. A company's financial performance is typically projected over a full economic cycle, including a trough and a peak, within the context of forecasts for real economic growth, inflation and interest rate changes. As a result, forecasts of near term economic events are generally not of major consequence.


Senior investment professionals, including the Portfolio's portfolio managers, carefully review the research process to be sure that the analysts have appropriately considered key issues facing each company, that forecasts of a company's future are compatible with its history, and that all forecasts use consistent analytic frameworks and economic assumptions.


Once Bernstein has applied its fundamental analysis to determine the intrinsic economic values of each of the companies in its research universe, the companies are ranked in order from the highest to lowest risk-adjusted return.


The Portfolio does not simply purchase the top-ranked securities. Rather, Bernstein considers aggregate portfolio characteristics when deciding how much of each security to purchase for the Portfolio. Bernstein's team of quantitative analysts builds valuation and risk models to ensure that the Portfolio's portfolio is constructed to obtain an effective balance of risk and return. By evaluating overall regional, country and currency exposures, sector concentration, degree of undervaluation and other subtle similarities among investments, Bernstein selects those top-ranked securities that also tend to diversify the Portfolio's risk.


A disparity between a company's current stock price and the assessment of intrinsic value can arise, at least in part, as a result of adverse, short-term market reactions to recent events or trends. In order to reduce the risk that an undervalued security will be purchased before such an adverse market reaction has run its course, Bernstein analyzes relative return trends (also called "momentum") so as to better time purchases and sales of securities.


Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are analyzed separately. Bernstein may seek to hedge the currency exposure resulting from securities positions when it finds the current exposure unattractive. To hedge a position of its currency risk, the Portfolio may from time to time invest in currency futures contracts or currency forward contracts. The Portfolio may also invest in synthetic foreign equity securities.


A security generally will be sold when it reaches fair value.

DESCRIPTION OF ADDITIONAL INVESTMENT PRACTICES

Each of the Portfolios also may:

     o Write covered put and call options and purchase and buy put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

     o Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

     o    Enter into foreign currency exchange contracts;

     o    Enter into swap transactions;

     o Enter into repurchase agreements and reverse repurchase agreements; o Enter into standby commitment agreements;

     o    Invest in convertible securities;

     o    Invest up to 15% of its net assets in illiquid securities;

     o Invest in the securities of supranational agencies and other "semi-governmental" issuers;

     o Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

     o Make secured loans of portfolio securities of up to 33 1/3% of its total assets; and

     o Invest in depositary receipts, Exchange Traded Funds ("ETFs"), and other derivative instruments representing securities of companies or market indices.

The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, and the AllianceBernstein Small-Mid Cap Growth Portfolio each also may:

     o    Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

     o    Invest in variable, floating, and inverse floating rate investments;
          and

     o    Invest in zero coupon and interest-only or principal-only securities.

This section describes the Portfolios' investment practices and associated risks. Unless otherwise noted, a Portfolio's use of any of these practices was specified in the previous section.

Mortgage-Backed Securities and Related Risks

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property.

Mortgage-related securities typically are securities representing interests in pools of mortgage loans made to homeowners. The mortgage loan pools may be assembled for sale to investors (such as the Portfolios) by governmental or private organizations. These securities include adjustable rate mortgages ("ARMs"), stripped mortgage-related securities ("SMRS"), CMOs, and GNMA, FNMA and FHLMC certificates. Mortgage-related securities bear interest at either a fixed rate or an adjustable rate determined by reference to an index rate. Mortgage-related securities frequently provide for monthly payments that consist of both interest and principal, unlike more traditional debt securities, which normally do not provide for periodic repayments of principal. Principal prepayments on collateral underlying a CMO may cause all or part of the CMO to be retired substantially earlier than the stated maturities or final distribution dates of the collateral. Prepayments of mortgages may cause these securities to experience significantly greater price and yield volatility than experienced by traditional fixed-income securities. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by GNMA, FNMA or FHLMC, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by GNMA, FNMA, FHLMC, any other governmental agency or any other person or entity.

Asset-Backed Securities

The securitization techniques used to develop mortgage-related securities are also applied to a broad range of financial assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans and leases, credit card receivables, home equity loans, equipment leases and trade receivables, are securitized in structures similar to the structures used is mortgage securitizations. Asset-backed securities may also include commercial mortgage-backed securities.

Variable, Floating and Inverse Floating Rate Securities


These securities have interest rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly, monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. A Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may have greater volatility in market value, in that, during periods of rising interest rates, the market values of inverse floaters will tend to decrease more rapidly than those of fixed rate securities.

Convertible Securities

Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P or Fitch and comparable unrated securities as determined by the Adviser may share some or all of the risks of non-convertible debt securities with those ratings.

Depositary Receipts and Securities of Supranational Entities

Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs and other types of depositary receipts are typically issued by non-U.S. banks or trust companies and evidence ownership of underlying securities issued by either a U.S. or a non-U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in securities markets outside of the United States. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities.

A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. A European Currency Unit is a basket of specified amounts of the currencies of the member states of the European Economic Community. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Zero Coupon and Principal-Only Securities



Zero coupon securities and principal-only (PO) securities are debt securities that have been issued without interest coupons or stripped of their unmatured interest coupons, and include receipts or certificates representing interests in such stripped debt obligations and coupons. Such a security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities and credit quality that make current distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate reinvestment risk and "lock in" a rate of return to maturity.

Options and Futures

Options on Foreign Currencies


A Portfolio may invest in options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for the purpose of protecting against declines in the U.S. Dollar value of foreign currency denominated securities held by a Portfolio and against increase in the U.S. Dollar cost of securities to be acquired. As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Options on Securities

An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Portfolio is covered if the Portfolio holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is used for cross-hedging purposes if a Portfolio does not own the underlying security, and is designed to provide a hedge against a decline in value in another security that the Portfolio owns or has the right to acquire. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time seeking the desired hedge.

In purchasing an option, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Portfolio would experience a loss equal to the premium paid for the option.

If an option written by a Portfolio were exercised, the Portfolio would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Portfolio at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Portfolio retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Portfolio's turnover rate, especially during periods when market prices of the underlying securities appreciate. Options purchased or written by a Portfolio in negotiated transactions are illiquid and it may not be possible for the Portfolio to effect a closing transaction at an advantageous time.

Options on Securities Indices

An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Swap Transactions

A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the "notional" principal amount). The Portfolios will enter into swap transactions only with counterparties whose debt securities have ratings of at least A- (or the equivalent) from any one nationally recognized statistical rating organization or counterparties with guarantors with debt securities having such a rating and, with respect to AllianceBernstein Short Duration Portfolio, counterparties that are on the Adviser's approved list of counterparties.


The Portfolio's investments in swap transactions include the following:


     o Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Portfolio may be either the buyer or seller in the transaction. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, a Portfolio typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. The value of the reference obligation received by a Portfolio as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio.


          Credit default swaps may involve greater risks than if a Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

     o Currency Swaps. Currency swaps involve the individually negotiated exchange by a Portfolio with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty to the transaction, the Portfolio will have contractual remedies under the transaction agreements.

     o Interest Rate Swaps, Caps, and Floors. Each Portfolio may enter into interest rate swap, cap, or floor transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolios do not intend to use these transactions in a speculative manner.

          Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

          The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps.

          A Portfolio may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. There is no limit on the amount of interest rate transactions that may be entered into by a Portfolio that is permitted to enter into such transactions.

An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The use of swap agreements by the Portfolio entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to the Portfolio's limitation on investments in illiquid securities.

Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by the Portfolio, if the Portfolio covers the transaction or segregates sufficient liquid assets.

The use of a swap transaction involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

Foward Currency Exchange Contracts

A Portfolio may purchase or sell forward currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward currency exchange contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Portfolio may enter into a forward currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Portfolio will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Portfolio's transactions in that currency. When a Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency, or when the Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Portfolio will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Portfolio may, in the alternative, enter into a forward currency exchange contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such forward currency exchange contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Futures Contracts and Options on Futures Contracts

To "sell" a futures contract means to incur a contractual obligation to deliver the securities or non-U.S. currencies or other commodity called for by the contract at a specified price on a specified date. To "purchase" a futures contract means to incur an obligation to acquire the securities, non-U.S. currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

Options on futures contracts are options that, upon exercise, call for the delivery of futures contracts (or cash payments based on the value of futures contracts). Options on futures contracts written or purchased by the Portfolio will be traded on exchanges worldwide or over the counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Portfolio's securities or adversely affect the prices of securities which the Portfolio intends to purchase at a later date.

Synthetic Foreign Equity Securities

A Portfolio may invest in a form of synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes, or low exercise price warrants. International warrants are financial instruments issued by banks or other financial institutions, which may or may not be traded on a foreign exchange. International warrants are a form of derivative security that may give holders the right to buy or sell an underlying security or a basket of securities representing an index from or to the issuer for a particular price or may entitle holders to receive a cash payment relating to the value of the underlying security or index. International warrants are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. These types of instruments may be American style exercise, which means that they can be exercised at any time on or before the expiration date of the international warrant, or European style exercise, which means that they may be exercised only on the expiration date. International warrants have an exercise price, which is fixed when the warrants are issued.

A Portfolio will normally invest in covered warrants, which entitle the holder to purchase from the issuer common stock of an international company or receive a cash payment (generally in U.S. Dollars). The cash payment is calculated according to a predetermined formula. A Portfolio may invest in low exercise price warrants, which are warrants with an exercise price that is very low relative to the market price of the underlying instrument at the time of issue (e.g., one cent or less). The buyer of a low exercise price warrant effectively pays the full value of the underlying common stock at the outset. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the price of the common stock relating to exercise or the settlement date is determined, during which time the price of the underlying security could change significantly. In addition, the exercise or settlement date of the warrants may be affected by certain market disruption events, such as difficulties relating to the exchange of a local currency into U.S. Dollars, the imposition of capital controls by a local jurisdiction or changes in the laws relating to foreign investments. These events could lead to a change in the exercise date or settlement currency of the warrants, or postponement of the settlement date. In some cases, if the market disruption events continue for a certain period of time, the warrants may become worthless resulting in a total loss of the purchase price of the warrants.

A Portfolio will acquire covered warrants issued by entities deemed to be creditworthy by the Adviser, who will monitor the creditworthiness of the issuers on an on-going basis. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or cash in lieu thereof. These instruments may also be subject to liquidity risk because there may be a limited secondary market for trading the warrants. They are also subject, like other investments in foreign securities, to foreign risk and currency risk.

Loans of Portfolio Securities

For the purposes of achieving income, each Portfolio may make secured loans of portfolio securities to brokers, dealers, and financial institutions, providing that a number of conditions are satisfied, including that the loan is fully collateralized. A principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Portfolio may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. While securities are on loan, the borrower will pay the Portfolio any income from the securities. The Portfolio may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Each Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Repurchase Agreements

A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Portfolio, as buyer, to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a counterparty defaults on its repurchase obligation, a Portfolio would suffer a loss to the extent that the proceeds from the sale of the security were less than the repurchase price. If a counterparty goes bankrupt, a Portfolio might be delayed in, or prevented from, selling the security for its benefit.

Rights and Warrants

A Portfolio will invest in rights or warrants only if the Adviser deems the underlying equity securities themselves appropriate for inclusion in the Portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Forward Commitments

Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within three months after the transaction, but a Portfolio may negotiate settlements beyond three months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Portfolio to protect against anticipated changes in exchange rates, interest rates and/or prices. For instance, a Portfolio may enter into a forward contract when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). In addition, when a Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of that Portfolio's securities denominated in such foreign currency, or when a Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). If the Adviser were to forecast incorrectly the direction of exchange rate movements, a Portfolio might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Portfolio enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Portfolio assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Portfolio's net asset value.

Short Sales

A Portfolio may make short sales as a part of overall portfolio management or to offset a potential decline in the value of a security. A short sale involves the sale of a security that a Portfolio does not own, or if the Portfolio owns the security, is not to be delivered upon consummation of the sale. When the Portfolio makes a short sale of a security that it does not own, it must borrow from a broker-dealer the security sold short and deliver the security to the broker-dealer upon conclusion of the short sale.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a short-term capital gain. Although a Portfolio's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Illiquid Securities


Under current SEC guidelines, the Portfolios limit their investments in illiquid securities to 15% of their net assets. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount a Portfolio has valued the securities. Because of the absence of a trading market for illiquid securities, a Portfolio may not be able to sell such securities to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.



General

The successful use of the investment practices described above draws upon the Adviser's special skills and experience and usually depends on the Adviser's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options, swaps and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

Portfolio Turnover

The Portfolios are actively managed and, in some cases in response to market conditions, a Portfolio's turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Portfolio and its shareholders. Higher portfolio turnover may also result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position

For temporary defensive purposes in an attempt to respond to adverse market, economic, political or other conditions, each Portfolio may reduce its position in equity securities or intermediate- and long-duration debt securities and invest in, without limit, certain types of short-term, liquid, high grade or high quality (depending on the Portfolio) debt securities. While the Portfolios are investing for temporary defensive purposes, they may not meet their investment objectives.

Portfolio Holdings

The Portfolios' SAI includes a description of the policies and procedures that apply to disclosure of each Portfolio's holdings.

ADDITIONAL RISK CONSIDERATIONS

Investment in the Portfolios involves the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.

Portfolio Reallocation Risk

From time to time, the Portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings by the Adviser's institutional clients invested in the Portfolios, as recommended by the Adviser. These transactions will affect the Portfolios since Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Portfolios that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio performance to the extent that the Portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. The Adviser will at all times monitor the impact of reallocations or rebalancings on the Portfolios, but the Adviser may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the funds that invest in them.

Currency Considerations

Those Portfolios that invest some portion of their assets in securities denominated in, and receive revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar. Foreign currency exchange rates may fluctuate significantly. These changes will affect a Portfolio's net assets, distributions and income. If the value of the foreign currencies in which a Portfolio receives income falls relative to the U.S. Dollar between receipt of the income and the making of Portfolio distributions, a Portfolio may be required to liquidate securities in order to make distributions if the Portfolio has insufficient cash in U.S. Dollars to meet the distribution requirements that the Portfolio must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Portfolio incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Portfolio may engage in certain currency hedging transactions, as described above, which involve certain special risks.


Securities of Foreign (Non-U.S.) Issuers

The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Portfolio whose investments includes securities of non-U.S. issuers may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Portfolio. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.

A Portfolio also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Portfolio to adopt special procedures that may involve additional costs to a Portfolio These factors may affect the liquidity of a Portfolio's investments in any country and the Adviser will monitor the effect of any such factor or factors on a Portfolio's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in securities of non-U.S. issuers than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a non-U.S. country and the Portfolio's investments. In such events, a Portfolio could lose its entire investment in the country involved. In addition, laws in non-U.S. countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Portfolio than that provided by U.S. laws.

Investments in securities of companies in emerging markets involve special risks. There are approximately 100 countries identified by the World Bank as Low Income, Lower Middle Income and Upper Middle Income countries that are generally regarded as Emerging Markets. Emerging market countries that the Adviser currently considers for investment are listed below. Countries may be added to or removed from this list at any time.


Algeria                Hungary              Poland
Argentina              India                Qatar
Belize                 Indonesia            Romania
Brazil                 Israel               Russia
Bulgaria               Jamaica              Slovakia
Chile                  Jordan               Slovenia
China                  Kazakhstan           South Africa
Colombia               Lebanon              South Korea
Costa Rica             Malaysia             Taiwan
Cote D'Ivoire          Mexico               Thailand
Croatia                Morocco              Trinidad & Tobago
Czech Republic         Nigeria              Tunisia
Ecuador                Pakistan             Turkey
Egypt                  Panama               Ukraine
El Salvador            Peru                 Uruguay
Guatemala              Philippines          Venezuela
Dominican Republic


Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investments; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar, and devaluation may occur subsequent to investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economics and securities markets of certain emerging market countries.


Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Non-U.S. Fixed-Income Securities

To the extent that they invest in non-U.S. fixed-income securities, certain of the Portfolios are subject to increased credit risk because of the difficulties of requiring non-U.S. entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of non-U.S. governments and other issuers are already in default. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. As a result, a Portfolio may be unable to obtain or enforce judgments against non-U.S. entities.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Investment in Below Investment Grade Fixed-Income Securities


Investments in securities rated below investment grade may be subject to greater risk of loss of principal and interest than higher-rated securities. They are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, below investment grade securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. The market for these securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for these securities, a Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets.

Unrated Securities

A Portfolio may invest in unrated securities when the Adviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to a particular Portfolio to a degree comparable to that of rated securities which are consistent with the Portfolio's objective and policies.


Additional Risk Considerations for Real Estate Investments


Although AllianceBernstein Global Real Estate Investment Portfolio does not invest directly in real estate, it invests primarily in real estate equity securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Portfolio is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to global and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Portfolio's investments are concentrated geographically, by property type or in certain other respects, the Portfolio may be subject to certain of the foregoing risks to a greater extent.



Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.



Investing in REITs involves risks similar to those associated with investing in smaller capitalization companies. REITs may have limited financial resources and may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than those of larger companies. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.


--------------------------------------------------------------------------------

                          MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------

INVESTMENT ADVISER

Each Portfolio's Adviser is AllianceBernstein L.P. (the "Adviser"), 1345 Avenue of the Americas, New York, NY 10105. The Adviser is a leading international investment adviser supervising client accounts with assets as of September 30, 2006 totaling approximately $659 billion (of which over $82 billion represented assets of investment companies). As of September 30, 2006, the Adviser managed retirement assets for many of the largest public and private employee benefit plans (including 41 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 44 registered investment companies managed by the Adviser, comprising 125 separate investment portfolios, had approximately 4.0 million shareholder accounts as of September 30, 2006.

The Adviser provides investment advisory services and order placement facilities for the Portfolios. The Portfolios pay no advisory or other fees for these services.

The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors, for which it may receive management fees. Certain other clients of the Adviser may have investment objectives and policies similar to those of the Portfolios. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Portfolios. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Portfolios. When two or more of the clients of the Adviser (including the Portfolios) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price. Although the Portfolios may use brokers who sell shares of other AllianceBernstein Mutual Funds to effect portfolio transactions, the Portfolios do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers to effect portfolio transactions.

PORTFOLIO MANAGERS

Mr. Greg Wilensky, Director of Stable Value Investments, is primarily responsible for the day-to-day management of the AllianceBernstein Inflation-Protected Securities Portfolio (since inception). Mr. Wilensky is a Vice President of AllianceBernstein Corporation ("AB Corp."), with which he has been associated in a substantially similar capacity to his current position since prior to 2001.

The management of, and investment decisions for, each of the other Portfolios are made by certain Investment Policy Groups or teams, the members of which are jointly and primarily responsible for the day-to-day management of each Portfolio. No one person is principally responsible for making recommendations for each Portfolio. Each Investment Policy Group or team relies heavily on the fundamental analysis and research of the Adviser's large internal research staff.

The following table lists the senior most members of each Investment Policy Group or team, the length of time that such person has been responsible for the Portfolio, and the person's principal occupation during the past five years. The Portfolios' SAI provides additional information about the Investment Policy Group or team members' compensation, other account management responsibilities and ownership of the Portfolios.


Portfolio and
Responsible Group             Employee; Time Period; Title                Principal Occupation During the Past Five Years
-----------------             ----------------------------                -----------------------------------------------
AllianceBernstein U.S.        Marilyn G. Fedak; since inception;          Executive Vice President of the Adviser, with which she
Value Portfolio               Executive Vice President of the Adviser     has been associated since prior to 2001.  Ms. Fedak is
                              and Head of Sanford C. Bernstein & Co.,     Head of SCB's Value Equities Business and Co-Chief
U.S. Value Investment         Inc. ("SCB") Value Equities Business        Investment Officer of U.S. Value Equities.  Prior
Policy Group                  and Co-Chief Investment Officer-U.S.        thereto she was Chief Investment Officer and Chairman
                              Value Equities                              of the Equity Value Investment Policy Group at SCB
                                                                          since prior to 2001.

                              John Mahedy; since inception; Senior        Senior Vice President of the Adviser, with which he has
                              Vice President of the Adviser and           been associated since prior to 2001. He is also
                              Co-Chief Investment Officer of U.S.         Co-Chief Investment Officer of U.S. Value Equities
                              Value Equities                              since 2003 and Director of Research-U.S. Value Equities
                                                                          since 2001.  Prior thereto Senior Research Analyst for
                                                                          SCB since prior to 2001.

                              Christopher Marx; since inception;          Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated since prior to 2001.

                              John D. Phillips; since inception;          Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated since prior to 2001.

AllianceBernstein U.S.        James G. Reilly; since inception;           Executive Vice President of the Adviser, with which he
Large Cap Growth Portfolio    Executive Vice President of the Adviser     has been associated since prior to 2001.  Mr. Reilly
                                                                          has been a member of the U.S. Large Cap Growth
U.S. Large Cap Growth Team                                                Investment Team since 1988.

                              David P. Handke, Jr.; since inception;      Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated since prior to 2001.  Mr. Handke has
                                                                          been a member of the U.S. Large Cap Growth Investment
                                                                          Team since 1984.

                              Syed J. Hasnain; since 2006; Senior         Senior Vice President of the Adviser, with which he has
                              Vice President of the Adviser               been associated since prior to 2001.  Mr. Hasnain has
                                                                          been a member of the U.S. Large Cap Growth Team since
                                                                          1994.

                              Michael J. Reilly; since 2006; Senior       Senior Vice President of the Adviser, with which he has
                              Vice President of the Adviser               been associated since prior to 2001.  Mr. Reilly has
                                                                          been a member of the U.S. Large Cap Growth Team since
                                                                          1992.

                              Patrick  S. Wallace; since inception;       Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated since prior to 2001.  Mr. Wallace has
                                                                          been a member of the U.S. Large Cap Growth Investment
                                                                          Team since 2001.

AllianceBernstein Global      Joseph G. Paul; since inception; Senior     Senior Vice President of the Adviser, with which he has
Real Estate Investment        Vice President of the Adviser and Chief     been associated since prior to 2001. He is also Chief
Portfolio                     Investment Officer of Small and             Investment Officer Small and Mid-Capitalization Value
                              Mid-Capitalization Value Equities;          Equities since 2002 and Co-Chief Investment Officer of
REIT Investment Policy        Co-Chief Investment Officer of Real         Real Estate Investments since July 2004.  He is also
Group                         Estate Investments; and Chief               Chief Investment Officer of Advanced Value. He held the
                              Investment Officer of Advanced Value        same position at SCB since prior to 2001.

                              Teresa Marziano; since inception;           Senior Vice President of the Adviser, with which she
                              Senior Vice President of the Adviser        has been associated since prior to 2001, and Co-Chief
                              and Co-Chief Investment Officer of          Investment Officer of Global Real Estate Investments
                              Global Real Estate Investments              since July 2004. Prior thereto, she was a Senior
                                                                          Analyst of investment research at SCB since prior to
                                                                          2001.

AllianceBernstein             Sharon E. Fay; since inception;             Executive Vice President and Chief Investment Officer
International Value           Executive Vice President of the Adviser     of Global Value Equities since June 2003. She was
Portfolio                     and Chief Investment Officer of Global      Co-Chief Investment Officer of European and U.K. Value
                              Value Equities                              Equities at the Adviser until January 2006 and chairs
International Value                                                       the Global Value Investment Policy Groups since prior
Investment Policy Group                                                   to 2001.

                              Kevin F. Simms; since inception; Senior     Senior Vice President and Co-Chief Investment Officer
                              Vice President of the Adviser, Co-Chief     of International Value Equities at the Adviser since
                              Investment Officer of International         2003. He is also Director of Research for International
                              Value Equities and Director of Research     Value and Global Value Equities at the Adviser, with
                              for International Value and Global          which he has been associated since prior to 2001. Prior
                              Value Equities                              thereto, he was Director of Research for Emerging
                                                                          Markets Value Equities at SCB since prior to 2001.

                             Henry S. D'Auria; since inception;           Senior Vice President of the Adviser, with which he has
                             Senior Vice President of the Adviser,        been associated since prior to 2001.  He is also Chief
                             Chief Investment Officer of Emerging         Investment Officer of Emerging Markets Value Equities
                             Markets Value Equities and Co-Chief          since 2002 and Co-Chief Investment Officer of
                             Investment Officer of International          International Value Equities of the Adviser since June
                             Value Equities                               2003. Prior thereto, he was Director of Research of
                                                                          Small Cap Value and Emerging Markets Value Equities at
                                                                          SCB since prior to 2001.

                              Eric Franco; since December 2006;           Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated since prior to 2001.

AllianceBernstein             Christopher M. Toub; since inception;       Executive Vice President of the Adviser, with which he
International Growth          Executive Vice President of the Adviser,    has been associated since prior to 2001.
Portfolio                     Chief Executive Officer of Alliance
                              Bernstein since April 2005 and Head
                              of Global/International Growth Equities
International Growth Team
                              Paul C. Rissman; since inception;           Executive Vice President of the Adviser, with which he
                              Executive Vice President of the             has been associated since prior to 2001.
                              Adviser, Director of Research for
                              Global Growth Equities

                              Stephen Beinhacker; since inception;        Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated since prior to 2001.

                              James K. Pang; since inception; Senior      Senior Vice President of the Adviser, with which he has
                              Vice President of the Adviser               been associated since prior to 2001.

AllianceBernstein Short       S. Sean Kelleher; since October 2006;       Senior Vice President of the Adviser, with which he has
Duration Bond Portfolio       Senior Vice President of the Adviser        been associated in a substantially similar capacity to
                              and Director of Liquid Markets              his current position since prior to 2001, and Director
                                                                          of Liquid Markets.
U.S. Investment Grade:
Liquid Markets /              Shawn E. Keegan; since October 2006;        Vice President of the Adviser, with which he has been
Structured Products           Vice President of the Adviser               associated in a substantially similar capacity to his
Investment Team                                                           current position since 2001.

                              Lipkee Lu; since October 2006; Vice         Vice President of the Adviser, with which he has been
                              President of the Adviser                    associated in a substantially similar capacity to his
                                                                          current position since 2005.  Prior thereto, he was a
                                                                          Senior Vice President and Portfolio Manager at
                                                                          Deerfield Capital Management LLC since March 2001.

                              Jeffrey S. Phlegar; since October 2006;     Executive Vice President of the Adviser, with which he
                              Executive Vice President of the             has been associated in a substantially similar capacity
                              Adviser, Chief Investment Officer and       to his current position since prior to 2001. He is also
                              Co-Head of Fixed Income                     Chief Investment Officer and Co-Head of Fixed Income.

                              Raymond Wong; since October 2006; Vice      Vice President of the Adviser, with which he has been
                              President of the Adviser                    associated in a substantially similar capacity to his
                                                                          current position since prior to 2001.

AllianceBernstein             Alison M. Martier; since inception;         Senior Vice President of the Adviser, with which she
Intermediate Duration         Senior Vice President of the Adviser        has been associated in a substantially similar capacity
Bond Portfolio                and Director of U.S. Core Fixed Income      to her current position since prior to 2001, and
                                                                          Director of U.S. Core Fixed Income.
U.S. Investment Grade:
Core Fixed Income Team        Shawn E. Keegan; since inception; Vice      (see above)
                              President of the Adviser

                              Jeffrey S. Phlegar; since inception;        (see above)
                              Executive Vice President of the
                              Adviser, Chief Investment Officer and
                              Co-Head of Fixed Income

                              Greg J. Wilensky; since inception; Vice     Vice President of the Adviser and Director of Stable
                              President of the Adviser                    Value Investments, with which he has been associated
                                                                          since prior to 2001.

AllianceBernstein             Douglas J. Peebles; since April 2006;       Executive Vice President of the Adviser, with which he
High-Yield Portfolio          Executive Vice President of the             has been associated in a substantially similar capacity
                              Adviser, Chief Investment Officer and       to his current position since prior to 2001, Chief
U.S. High Yield               Co-Head of Fixed-Income                     Investment Officer and Co-Head of Fixed Income.
Investment Team
                              Andrew M. Aran; since April 2006;           Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated in a substantially similar capacity to
                              and Director of Global Credit               his current position since prior to 2001, and Director
                                                                          of Global Credit.

                              Joel J. McKoan; since April 2006;           Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated in a substantially similar capacity to
                              and Director of Credit                      his current position since 2003, and Director of
                                                                          Credit.  Prior to 2003, Mr. McKoan was a Managing
                                                                          Director at UBS Warburg where he headed the North
                                                                          American Debt Syndicate Group, with responsibility for
                                                                          primary trading of corporate debt, emerging market-debt
                                                                          and structured products and was Global Co-Head of the
                                                                          CDO Group at UBS Warburg since prior to 2001.

                              Gershon Distenfeld; since inception;        Vice President of the Adviser, with which he has been
                              Vice President of the Adviser               associated in a substantially similar capacity to his
                                                                          current position since prior to 2001.

AllianceBernstein             Joseph G. Paul; since inception; Senior     (see above)
Small-Mid Cap Value           Vice President (see above)
Portfolio
                              James W. MacGregor; since inception;        Senior Vice President of the Adviser, with which he has
Small-Mid Cap Value           Senior Vice President of the Adviser        been associated since prior to 2001. He is also
Investment Policy Group       and Director of Research Small and Mid      currently Director of Research Small and Mid Cap Value
                              Cap Value Equities                          Equities. Prior thereto, he was a Senior Research
                                                                          Analyst at SCB since prior to 2001.

                              Andrew J. Weiner; since inception;          Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated since prior to 2001. Prior thereto, he
                                                                          was a research associate at SCB since prior to 2001.

AllianceBernstein             Bruce K. Aronow; since inception;           Senior Vice President of the Adviser, with which he has
Small-Mid Cap Growth          Senior Vice President of the Adviser        been associated in a substantially similar capacity to
Portfolio                                                                 his current position since prior to 2001.

Small Cap Growth              Kumar Kirpalani; since inception; Vice      Vice President of the Adviser, with which he has been
Investment Team               President of the Adviser                    associated in a substantially similar capacity to his
                                                                          current position since prior to 2001.

                              Samantha Lau; since inception; Senior       Senior Vice President of the Adviser, with which she has
                              Vice President of the Adviser               been associated in a substantially similar capacity to
                                                                          her current position since prior to 2001.

                              Wen-Tse Tseng; since 2006; Vice             Vice President of the Adviser, with which he has been
                              President of the Adviser                    associated since March 2006. Prior thereto, he was the
                                                                          healthcare-sector portfolio manager for the small-cap
                                                                          growth team at William D. Witter since 2003. He also
                                                                          worked at Weiss, Peck & Greer, managing the healthcare
                                                                          sector with the same team with which he worked at
                                                                          William D. Witter, from April 2002 to August 2003.
                                                                          Prior thereto, he was a senior healthcare analyst at JP
                                                                          Morgan Fleming Asset Management since prior to 2001.

AllianceBernstein Global      Norman M. Fidel; since inception;           Senior Vice President of the Adviser, with which he has
Research Growth Portfolio     Senior Vice President of the Adviser        been associated in a substantially similar capacity to
                                                                          his current position since prior to 2001.
Global Research Growth
Portfolio Oversight Group     Scott McElroy; since inception; Senior      Senior Vice President of the Adviser, with which he has
                              Vice President of the Adviser               been associated in a substantially similar capacity to
                                                                          his current position since prior to 2001.

                              Thomas A. Schmitt; since inception;         Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated in a substantially similar capacity to
                                                                          his current position since prior to 2001.

                              Jane E. Schneirov; since inception;         Senior Vice President of the Adviser, with which she has
                              Senior Vice President of the Adviser        been associated in a substantially similar capacity to
                                                                          her current position since prior to 2001.

                              Francis X. Suozzo; since inception;         Senior Vice President of the Adviser, with which he has
                              Senior Vice President of the Adviser        been associated in a substantially similar capacity to
                                                                          his current position since prior to 2001.

                              Janet A. Walsh; since inception; Senior     Senior Vice President of the Adviser, with which she has
                              Vice President of the Adviser               been associated in a substantially similar capacity to
                                                                          her current position since prior to 2001.

AllianceBernstein Global      Sharon E. Fay; since inception;             (see above)
Value Portfolio               Executive Vice President of the Adviser
                              and Chief Investment Officer of Global
Global Value Investment       Value Equities
Policy Group
                              Kevin F. Simms; since inception; Senior     (see above)
                              Vice President of the Adviser, Co-Chief
                              Investment Officer of International
                              Value Equities and Director of Research
                              for International Value and Global
                              Value Equities

                              Henry S. D'Auria; since inception;          (see above)
                              Senior Vice President of the Adviser,
                              Chief Investment Officer of Emerging
                              Markets Value Equities and Co-Chief
                              Investment Officer of International
                              Value Equities

                              Eric Franco; since December 2006; Senior    (see above)
                              Vice President of the Adviser


LEGAL PROCEEDINGS

On April 8, 2002, in In re Enron Corporation Securities Litigation, a consolidated complaint (as subsequently amended, the "Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including the Adviser. The principal allegations of the Enron Complaint, as they pertain to the Adviser, are that the Adviser violated Sections 11 and 15 of the Securities Act with respect to a registration statement filed by Enron Corp. ("Enron") and effective with the Commission on July 18, 2001, which was used to sell $1.9 billion Enron Zero Coupon Convertible Notes due 2021. Plaintiffs allege that the registration statement was materially misleading and that Frank Savage, a director of Enron, signed the registration statement at issue. Plaintiffs further allege that the Adviser was a controlling person of Frank Savage, who was at that time an employee of the Adviser and a director of AllianceBernstein Corporation. Plaintiffs therefore assert that the Adviser is itself liable for the allegedly misleading registration statement. Plaintiffs seek rescission or a rescissionary measure of damages. On April 12, 2006, the Adviser moved for summary judgment dismissing the Enron Complaint as the allegations therein pertain to the Adviser. This motion is pending. On July 5, 2006 the court granted plaintiffs' amended motion for class certification.

As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Commission Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

     (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Commission Order. According to the Commission Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

    (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the Commission Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Funds, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of the advisory fee it receives for managing the Funds. On September 7, 2004, each Fund's advisory agreement was amended to reflect the reduced advisory fee.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; AllianceBernstein Holding L.P. ("Holding"); AllianceBernstein Corporation; AXA Financial, Inc.; the AllianceBernstein Mutual Funds, certain officers of the Adviser ("Alliance defendants"); and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA") certain state securities laws and common law. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL").

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Commission Order and the NYAG Order. On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount, which we previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Holding remain pending. Plaintiff seeks an unspecified amount of damages.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Holding. The Summary Order claims that the Adviser and Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. On January 26, 2006, the Adviser, Holding, and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. On April 12, 2006, respondents' petition was denied. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint. The court denied the writ and in September 2006 the Supreme Court of Appeals declined the defendants' petition for appeal. On September 22, 2006, the Adviser and Holding filed an answer and motion to dismiss the Summary Order with the Securities Commissioner.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (the "Aucoin Complaint") was filed against the Adviser, Holding, AllianceBernstein Corporation, AXA Financial, Inc., AllianceBernstein Investments, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein Mutual Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things,
(i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violations of Sections 34(b), 36(b) and 48(a) of the 1940 Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the funds.

On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint"), which asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiff's claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. On May 31, 2006, the District Court denied plaintiffs' motion for leave to file their amended complaint. On July 5, 2006, plaintiffs filed a notice of appeal. On October 4, 2006 the appeal was withdrawn by stipulation, with plaintiffs reserving the right to reinstate it at a later date.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Funds' shares or other adverse consequences to the Funds. This may require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Funds.

--------------------------------------------------------------------------------

                           PURCHASE AND SALE OF SHARES

--------------------------------------------------------------------------------

HOW THE PORTFOLIOS VALUE THEIR SHARES

Each Portfolio's net asset value or NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern Time), only on days when the Exchange is open for business. To calculate NAV, a Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. If a Portfolio invests in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Portfolio.

The Portfolios value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Portfolio's Board of Trustees. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. A Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

As noted, the Portfolios will use fair value prices at any time that market quotations for their portfolio securities are not readily available (including when they are not reliable). The Trust's procedures provide that market quotations are not readily available if, for example, certain events occur after the time of the last available market quotation but before 4 p.m., Eastern Time. Portfolios may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities at 4 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, the Portfolios believe that non-U.S. security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Portfolios may frequently value many of their non-U.S. equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Adviser has the responsibility for valuing each Portfolio's assets. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value each Portfolio's assets on behalf of the Portfolio. The Valuation Committee values Portfolio assets as described above.

The Portfolios' policy and procedures are intended to assure that each Portfolio's net asset value fairly reflects security values as of the time of pricing. While fair valuation of a Portfolio's securities might also serve to reduce arbitrage opportunities available to short-term traders, the Portfolios are available only to mutual funds advised by, and other institutional clients of, the Adviser.

Orders for purchase or sale of shares are priced at the next NAV calculated after the order is received and confirmed in proper form by the Portfolio.

HOW TO BUY SHARES

Shares of the Portfolios are offered exclusively to mutual funds advised by, and certain other institutional clients of, the Adviser that seek a blend of asset classes. A Portfolio's shares may be purchased at the relevant net asset value without a sales charge or other fee.

In addition to cash, the Portfolios may accept securities in exchange for Portfolio shares at the relevant net asset value without a sales charge or other fee.

Other Purchase Information

Purchases of a Portfolio's shares will be made only in full shares. Certificates for shares will not be issued.

The Portfolios may refuse any order to purchase shares. Each Portfolio reserves the right to suspend the sale of its shares in response to conditions in the securities markets or for other reasons.

HOW TO SELL SHARES

Investors may "redeem" shares on any day the Exchange is open. Redemption requests for Portfolio shares are effected at the next-determined NAV, after the Portfolio receives your sales request in proper form. A redemption request received by the Portfolio prior to 4:00 p.m., Eastern Time, on a day the Portfolio is open for business is effected on that day. A redemption request received after that time is effected on the next business day.

Each Portfolio may suspend the right of redemption or postpone the payment date at times when the Exchange is closed, or during certain other periods as permitted under the federal securities laws.

Shares of the Portfolios will be held only by mutual funds advised by, and certain other institutional clients of, the Adviser. Each Portfolio reserves the right to redeem shares of any investor at the then-current value of such shares (which will be paid promptly to the investor) if the investor ceases to be a qualified investor, as determined by the Adviser. Affected investors will receive advance notice of any such mandatory redemption.

Under certain circumstances, a Portfolio may determine to pay a redemption request wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until the Adviser determines that it is appropriate to dispose of such securities.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

The Portfolios accept only mutual funds advised by, and other institutional clients of, the Adviser as shareholders. The Portfolios will accept only those shareholders that have adopted policies intended to prevent market timing activity, or that for structural or other reasons the Adviser believes are unlikely to be subject to any material market timing activity. Therefore, the Portfolios' Board of Trustees has not adopted a market timing policy, and believes that such a policy would impose unnecessary administrative burdens and expense on the Portfolios. If the Portfolios were, notwithstanding the limitations on market timing activity imposed by the Portfolios' shareholders, to be used for short-term trading, shareholders could suffer adverse effects, including increased transaction costs and dilution of investment returns. The Portfolios reserve the right to reject any purchases, including purchases by exchange.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

Income dividends and capital gains distributions, if any, declared by a Portfolio on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the Portfolio. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. Shareholders may make an election to receive dividends and distributions in cash at the time of purchase. This election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions.

While it is the intention of each Portfolio to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and timing of any such dividend or distribution must necessarily depend upon the realization by the Portfolio of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. The final determination of the amount of a Portfolio's return of capital distributions for the period will be made after the end of each calendar year.

For federal income tax purposes, each Portfolio's distributions of net income (or short-term capital gains) will be taxable as ordinary income. Distributions of long-term capital gains generally will be taxable as long-term capital gains. The Portfolios' distributions also may be subject to certain state and local taxes. Whether distributions of gains are taxable to a shareholder at long-term capital gains rates or short-term capital gains rates will not depend on the shareholder's holding period in shares of the Portfolio, but rather on the Portfolio's holding period in assets giving rise to the gains.

Under certain circumstances, if a Portfolio realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Portfolio. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. See the Portfolios' SAI for a further explanation of these tax issues.

Investment income received by a Portfolio from sources within non-U.S. countries may be subject to non-U.S. income taxes withheld at the source.

The Portfolios' investments in certain debt obligations may cause them to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolios could be required to sell other investments in order to satisfy their distribution requirements.

If an investor buys shares just before a Portfolio deducts a distribution from its NAV, the investor will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Portfolio shares is a taxable transaction for federal income tax purposes.

In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). The Portfolios currently do not anticipate that any of their shareholders will be foreign persons, but recognize that regulated investment companies that may invest in a Portfolio (each, a "RIC Shareholder") may have foreign shareholders. Recently enacted tax legislation (the "2004 Act"), effective for taxable years of the Portfolios beginning before January 1, 2008, provides that regulated investment companies will not be required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by the Portfolio. Such distributions received by a RIC Shareholder will retain their character as excluded from withholding when paid by the RIC Shareholder to its foreign shareholders, if any.

The 2004 Act modifies the tax treatment of distributions from a regulated investment company that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Global Real Estate Investment Portfolio will likely hold USRPIs. Under the 2004 Act, distributions by regulated investment companies to foreign persons attributable to gains from the sale or exchange of USRPIs ("USRPI Distributions") that are paid or deemed paid on or before December 31, 2007, will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax (and may well be subject to withholding under future regulations). RIC Shareholders will not, under current law, receive or pass through USRPI Distributions as a result of investing in the Portfolios; this result may be changed by future regulations.

Each year shortly after December 31, each Portfolio will send its shareholders tax information stating the amount and type of all its distributions for the year. Shareholders should consult their tax adviser about the federal, state, and local tax consequences in their particular circumstances.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Portfolio's financial performance for the past five years (or, if shorter, the period of the Portfolio's operations). Certain information reflects financial results for a single share of each Portfolio. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Except as otherwise indicated, the information for the most recently completed fiscal year has been audited by KPMG LLP, the independent registered public accounting firm for the Portfolios, whose report, along with the Portfolio's financial statements, is included in the Portfolios' annual report, which is available upon request. The information for the prior year has been audited by PricewaterhouseCoopers LLP, the Portfolios' previous independent registered public accounting firm.


                             AllianceBernstein U.S. Value Portfolio

                                                                                      Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period.........................................         $   10.32         $    10.00

Income From Investment Operations
Net investment income (b)....................................................               .27                .08
Net realized and unrealized gain on investment transactions                                1.11                .28
                                                                                      ---------         ----------
Net increase in net asset value from operations..............................              1.38                .36
                                                                                      ---------         ----------

Less: Dividends and Distributions
Dividends from net investment income.........................................              (.21)              (.04)
Distributions from net realized gain on investment transactions..............              (.08)                -0-
                                                                                      ----------        ----------
Total distributions..........................................................              (.29)              (.04)
                                                                                      ----------        -----------
Net asset value, end of period...............................................         $   11.41         $    10.32
                                                                                      =========         ==========

Total Return
Total investment return based on net asset value (c).........................             13.60%              3.58%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)....................................       $ 1,822,032        $ 1,355,032
Ratio to average net assets of:
   Expenses..................................................................               .04%               .07%(d)
   Net investment income ....................................................              2.48%              2.84%(d)
Portfolio turnover rate......................................................                14%                21%



                             AllianceBernstein U.S. Large Cap Growth Portfolio

                                                                                      Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period.........................................        $   10.73         $    10.00

Income From Investment Operations
Net investment income (b)....................................................              .07                .02
Net realized and unrealized gain on investment transactions                                .38                .72
                                                                                     ---------         ----------
Net increase in net asset value from operations..............................              .45                .74
                                                                                     ---------         ----------

Less: Dividends and Distributions
Dividends from net investment income.........................................             (.06)              (.01)
Distributions from net realized gain on investment transactions..............             (.03)                -0-
                                                                                     ----------        ----------
Total distributions..........................................................             (.09)              (.01)
                                                                                     ----------        -----------
Net asset value, end of period...............................................        $   11.09         $    10.73
                                                                                     =========         ==========

Total Return
Total investment return based on net asset value (c).........................             4.10%              7.38%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)....................................      $ 1,775,474        $ 1,397,037
Ratio to average net assets of:
   Expenses..................................................................              .04%               .05%(d)
   Net investment income.....................................................              .64%               .62%(d)
Portfolio turnover rate......................................................               64%                13%



                             AllianceBernstein Global Real Estate Investment Portfolio

                                                                                      Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period............................................       $   10.74         $    10.00

Income From Investment Operations
Net investment income (b).......................................................             .36                .09(e)
Net realized and unrealized gain on investment and foreign currency transactions            2.47                .69
                                                                                       ---------         ----------
Net increase in net asset value from operations.................................            2.83                .78
                                                                                       ---------         ----------

Less: Dividends and Distributions
Dividends from net investment income............................................            (.37)              (.04)
Distributions from net realized gain on investment transactions.................            (.06)                -0-
                                                                                       ----------        ----------
Total distributions.............................................................            (.43)              (.04)
                                                                                       ----------        -----------
Net asset value, end of period..................................................       $   13.14         $    10.74
                                                                                       =========         ==========

Total Return
Total investment return based on net asset value (c)............................           27.18%              7.80%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......................................      $  832,695         $  508,737
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements......................................             .09%               .15%(d)
   Expenses, before waivers/reimbursements......................................             .09%               .16%(d)
   Net investment income........................................................            3.07%              3.14%(d)(e)
Portfolio turnover rate.........................................................              46%                 7%



                             AllianceBernstein International Value Portfolio

                                                                                      Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period............................................    $    10.89          $   10.00

Income From Investment Operations
Net investment income (b).......................................................           .38                .10(e)
Net realized and unrealized gain on investment and foreign currency transactions          3.04                .87
                                                                                     ---------         ----------
Net increase in net asset value from operations.................................          3.42                .97
                                                                                     ---------         ----------

Less: Dividends and Distributions
Dividends from net investment income............................................          (.26)              (.08)
Distributions from net realized gain on investment transactions.................          (.21)                -0-
                                                                                     ----------        ----------
Total distributions.............................................................          (.47)              (.08)
                                                                                     ----------        -----------
Net asset value, end of period..................................................     $   13.84         $    10.89
                                                                                     =========         ==========

Total Return
Total investment return based on net asset value (c)............................         32.16%              9.71%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......................................     $  997,371        $  788,432
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements......................................           .10%               .15%(d)
   Expenses, before waivers/reimbursements......................................           .10%               .94%(d)
   Net investment income........................................................          3.09%              3.56%(d)(e)
Portfolio turnover rate.........................................................            27%                23%



                             AllianceBernstein International Growth Portfolio

                                                                                     Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period............................................     $   10.57          $   10.00

Income From Investment Operations
Net investment income (b).......................................................           .23                .05(e)
Net realized and unrealized gain on investment and foreign currency transactions          1.95                .54
                                                                                     ---------         ----------
Net increase in net asset value from operations.................................          2.18                .59
                                                                                     ---------         ----------

Less: Dividends and Distributions
Dividends from net investment income............................................          (.19)              (.02)
Distributions from net realized gain on investment transactions.................          (.02)                -0-
                                                                                     ----------        ----------
Total distributions.............................................................          (.21)              (.02)
                                                                                     ----------        -----------
Net asset value, end of period..................................................     $   12.54         $    10.57
                                                                                     =========         ==========

Total Return
Total investment return based on net asset value (c)............................         20.88%              5.93%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......................................     $ 886,431          $ 517,594
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements......................................           .11%               .15%(d)
   Expenses, before waivers/reimbursements......................................           .11%               .24%(d)
   Net investment income........................................................          1.96%               1.78%(d)(e)
Portfolio turnover rate.........................................................           105%                19%



                             AllianceBernstein Small-Mid Cap Value Portfolio

                                                                                                            May 20,
                                                                                     Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period............................................     $   10.65          $   10.00

Income From Investment Operations
Net investment income (b).......................................................           .16                .04(e)
Net realized and unrealized gain on investment transactions                                .40                .63
                                                                                     ---------         ----------
Net increase in net asset value from operations.................................           .56                .67
                                                                                     ---------         ----------

Less: Dividends
Dividends from net investment income............................................          (.13)              (.02)
                                                                                     ----------        -----------
Net asset value, end of period..................................................     $   11.08         $    10.65
                                                                                     =========         ==========

Total Return
Total investment return based on net asset value (c)............................          5.24%              6.72%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......................................    $  444,250          $ 320,038
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements......................................           .07%               .15%(d)
   Expenses, before waivers/reimbursements......................................           .07%               .34%(d)
   Net investment income........................................................          1.45%              1.62%(d)(e)
Portfolio turnover rate.........................................................            42%                 8%



                             AllianceBernstein Small-Mid Cap Growth Portfolio

                                                                                                            May 20,
                                                                                     Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period............................................      $   10.99         $   10.00

Income From Investment Operations
Net investment income (b).......................................................           .04                .01(e)
Net realized and unrealized gain on investment transactions                                .84                .99
                                                                                     ---------         ----------
Net increase in net asset value from operations.................................           .88               1.00
                                                                                     ---------         ----------

Less: Dividends
Dividends from net investment income............................................          (.03)              (.01)
                                                                                     ----------        -----------
Net asset value, end of period..................................................     $   11.84         $    10.99
                                                                                     =========         ==========

Total Return
Total investment return based on net asset value (c)............................          8.00%              9.97%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......................................     $ 429,431          $ 287,536
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements......................................           .07%               .15%(d)
   Expenses, before waivers/reimbursements......................................           .07%               .41%(d)
   Net investment income........................................................           .33%               .37%(d)(e)
Portfolio turnover rate.........................................................            83%                21%



                             AllianceBernstein Short Duration Bond Portfolio


                                                                                                            May 20,
                                                                                     Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period............................................    $   10.04           $   10.00

Income From Investment Operations
Net investment income (b).......................................................          .47                .09(e)
Net realized and unrealized loss on investment transactions                              (.14)               (.01)
                                                                                    ----------        -----------
Net increase in net asset value from operations.................................          .33                 .08
                                                                                    ---------         -----------

Less: Dividends
Dividends from net investment income............................................         (.44)               (.04)
                                                                                    ----------        ----------
Net asset value, end of period..................................................    $     9.93        $    10.04
                                                                                    ==========        ==========

Total Return
Total investment return based on net asset value (c)............................         3.39%                .82%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......................................   $  960,111          $  652,505
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements......................................          .05%                .15%(d)
   Expenses, before waivers/reimbursements......................................          .05%                .19%(d)
   Net investment income........................................................         4.69%               3.88%(d)(e)
Portfolio turnover rate.........................................................          185%                 83%



                             AllianceBernstein Intermediate Duration Bond Portfolio

                                                                                     Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period...........................................      $  10.12           $  10.00

Income From Investment Operations
Net investment income (b)......................................................           .48                .11
Net realized and unrealized gain (loss) on investment and foreign currency
transactions                                                                             (.28)               .08
                                                                                    ----------        ----------
Net increase in net asset value from operations................................           .20                .19
                                                                                    ---------         ----------

Less: Dividends
Dividends from net investment income...........................................          (.46)              (.07)
                                                                                    ----------        ----------
Net asset value, end of period.................................................     $    9.86         $    10.12
                                                                                    ==========        ==========

Total Return
Total investment return based on net asset value (c)...........................          2.13%              1.95%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)......................................    $ 1,076,281         $ 807,065
Ratio to average net assets of:
   Expenses....................................................................           .06%               .10%(d)
   Net investment income.......................................................          4.89%              4.13%(d)
Portfolio turnover rate........................................................           513%               206%



                             AllianceBernstein Inflation-Protected Securities Portfolio

                                                                                     Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period...........................................     $  10.01            $    10.00

Income From Investment Operations
Net investment income (b)......................................................          .57                    .09(e)
Net realized and unrealized gain (loss) on investment transactions                      (.36)                   -0-
                                                                                   ----------            ----------
Net increase in net asset value from operations................................          .21                    .09
                                                                                   ---------             ----------

Less: Dividends and Distributions
Dividends from net investment income...........................................         (.30)                 (.08)
Distributions from net realized gain on investment transactions................         (.01)                   -0-
                                                                                   ----------            ----------
Total distributions............................................................         (.31)                 (.08)
                                                                                   ----------            -----------
Net asset value, end of period.................................................    $    9.91            $    10.01
                                                                                   ==========            ==========

Total Return
Total investment return based on net asset value (c)...........................         2.11%                  .92%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)......................................    $ 447,210            $  263,128
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements.....................................          .07%                  .15%(d)
   Expenses, before waivers/reimbursements.....................................          .07%                  .52%(d)
   Net investment income.......................................................         5.83%                 4.34%(d)(e)
Portfolio turnover rate........................................................           13%                    3%



                             AllianceBernstein High Yield Portfolio

                                                                                     Year Ended         May 20, 2005(a)
                                                                                    August 31, 2006     to August 31, 2005
                                                                                    ---------------     ------------------
Net asset value, beginning of period............................................     $  10.35            $   10.00

Income From Investment Operations
Net investment income (b).......................................................          .75                  .20(e)
Net realized and unrealized gain (loss) on investment and foreign currency
transactions                                                                             (.35)                 .24
                                                                                    ----------          ----------
Net increase in net asset value from operations.................................          .40                  .44
                                                                                    ---------           ----------

Less: Dividends and Distributions
Dividends from net investment income............................................         (.75)                (.09)
Distributions from net realized gain on investment transactions.................         (.01)                  -0-
                                                                                    ----------          ----------
Total distributions.............................................................         (.76)                (.09)
                                                                                    ----------          -----------
Net asset value, end of period..................................................    $     9.99          $    10.35
                                                                                    ==========          ==========

Total Return
Total investment return based on net asset value (c)............................         4.06%                4.38%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......................................    $ 325,931           $  258,236
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements......................................          .09%                 .20%(d)
   Expenses, before waivers/reimbursements......................................          .09%                 .45%(d)
   Net investment income........................................................         7.47%                7.42%(d)(e)
Portfolio turnover rate.........................................................           64%                  23%



                             AllianceBernstein Global Research Growth Portfolio

                                                                                                   June 1, 2006(a) to
                                                                                                    August 31, 2006
                                                                                                   ---------------
Net asset value, beginning of period............................................                   $    10.00

Income From Investment Operations
Net investment income (b)(e)....................................................                          .03
Net realized and unrealized loss on investment and foreign currency transactions                         (.04)
                                                                                                   -----------
Net decrease in net asset value from operations.................................                         (.01)
                                                                                                   -----------
Net asset value, end of period..................................................                   $     9.99
                                                                                                   ==========

Total Return
Total investment return based on net asset value (c)............................                         (.10)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......................................                    $   6,044
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements (d)..................................                          .15%
   Expenses, before waivers/reimbursements (d)..................................                         5.24%
   Net investment income (d)(e).................................................                         1.38%
Portfolio turnover rate.........................................................                          14%



                             AllianceBernstein Global Value Portfolio

                                                                                                  June 1, 2006(a) to
                                                                                                   August 31, 2006
                                                                                                   ---------------
Net asset value, beginning of period............................................                   $    10.00

Income From Investment Operations
Net investment income (b)(e)....................................................                          .07
Net realized and unrealized gain on investment and foreign currency transactions                          .17
                                                                                                   ----------
Net increase in net asset value from operations.................................                          .24
                                                                                                   ----------
Net asset value, end of period..................................................                   $    10.24
                                                                                                   ==========

Total Return
Total investment return based on net asset value (c)............................                         2.40%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).......................................                    $   6,104
Ratio to average net assets of:
   Expenses, net of waivers/reimbursements (d)..................................                          .15%
   Expenses, before waivers/reimbursements (d)..................................                         5.11%
   Net investment income (d)(e).................................................                         2.95%
Portfolio turnover rate.........................................................                          11%


----------
(a)  Commencement of operations.

(b)  Based on average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Net of fees waived/reimbursed by the Adviser.

--------------------------------------------------------------------------------

                                   APPENDIX A

                                  BOND RATINGS

--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
    Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating--When no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.   An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are unrated as a matter of policy.

3.   There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note--Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS SERVICES

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB normally exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C--Debt rated BB, B, CCC, CC or C is regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB--Debt rated BB is less vulnerable to nonpayment than other speculative debt.
    However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to an inadequate capacity to pay interest and repay principal.

B--Debt rated B is more vulnerable to nonpayment than debt rated BB, but there is capacity to pay interest and repay principal. Adverse business, financial or economic conditions will likely impair the capacity or willingness to pay principal or repay interest.

CCC--Debt rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions to pay interest and repay principal. In the event of adverse business, financial or economic conditions, there is not likely to be capacity to pay interest or repay principal.

CC--Debt rated CC is currently highly vulnerable to nonpayment.

C--The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments are being continued.

D--The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred.

Plus (+) or Minus (-)--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR--Not rated.

FITCH RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality.
     The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
     The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD or D categories.

NR--Indicates that Fitch does not rate the specific issue.

For more information about the Portfolios, the following documents are available upon request:

Annual and Semi-Annual Reports to Shareholders

The Portfolios' annual and semi-annual reports to shareholders contain additional information on the Strategies' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Portfolio's performance during its last fiscal year.


Statement of Additional Information (SAI)

The Portfolios' SAI contains more detailed information about the Portfolios, including their operations and investment policies. The Portfolios' SAI and the auditor's report and financial statements in the Portfolios' most recent annual report to shareholders are incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or SAI, or make inquiries concerning the Portfolios, by contacting your broker or other financial intermediary, or by contacting the Adviser:

By mail:      AllianceBernstein Investor Services, Inc.
              P.O. Box 786003
              San Antonio, TX 78278-6003

By phone:     For Information: (800) 221-5672
              For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

     o Call the Commission at 1-202-551-8090 for information on the operation of the Public Reference Room.

     o Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

     o Copies of the information may be obtained, after paying a fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Wash. DC 20549-0102.

On the Internet:      www.sec.gov

You may also find these documents and more information about the Adviser on the Internet at: www.AllianceBernstein.com.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner AllianceBernstein L.P.


Investment Company Act File No. 811-21673




SK 00250 0435 720201

[LOGO]

                    THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS:


                     ALLIANCEBERNSTEIN U.S. VALUE PORTFOLIO
                ALLIANCEBERNSTEIN U.S. LARGE CAP GROWTH PORTFOLIO
            ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT PORTFOLIO
                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
                ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
                 ALLIANCEBERNSTEIN SHORT DURATION BOND PORTFOLIO
             ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO
           ALLIANCEBERNSTEIN INFLATION-PROTECTED SECURITIES PORTFOLIO
                     ALLIANCEBERNSTEIN HIGH-YIELD PORTFOLIO
                 ALLIANCEBERNSTEIN SMALL-MID CAP VALUE PORTFOLIO
                ALLIANCEBERNSTEIN SMALL-MID CAP GROWTH PORTFOLIO
               ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH PORTFOLIO
                    ALLIANCEBERNSTEIN GLOBAL VALUE PORTFOLIO
             (each a "Portfolio" and collectively, the "Portfolios")

--------------------------------------------------------------------------------

                    AllianceBernstein Investor Services, Inc.
                          P.O. Box 786003, San Antonio,
                                Texas 78278-6003
                            Toll Free (800) 221-5672
                    For Literature: Toll Free (800) 227-4618

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                December 29, 2006

--------------------------------------------------------------------------------

          This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolios' current prospectus (the "Prospectus") dated December 29, 2006, as revised or supplemented from time to time. Financial statements for the Portfolios are included in the annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and annual report may be obtained by contacting AllianceBernstein Investor Services, Inc. ("ABIS") at the address or the "For Literature" telephone number shown above.



-------------------

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner AllianceBernstein L.P.

                                TABLE OF CONTENTS


                                                                    Page

INVESTMENT POLICIES AND PRACTICES                                     4

INVESTMENT RESTRICTIONS                                              24

MANAGEMENT OF THE PORTFOLIOS                                         26

PORTFOLIO TRANSACTIONS                                               60

EXPENSES OF THE PORTFOLIOS                                           63

PURCHASE OF SHARES                                                   64

REDEMPTION OF SHARES                                                 66

NET ASSET VALUE                                                      66

DIVIDENDS, DISTRIBUTIONS AND TAXES                                   69

GENERAL INFORMATION                                                  76

FINANCIAL STATEMENTS AND REPORT OF
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                        92

APPENDIX A - Corporate Bond Ratings                                 A-1

APPENDIX B - Policies and Procedures for Voting Proxies             B-1

--------------------------------------------------------------------------------

                        INVESTMENT POLICIES AND PRACTICES

--------------------------------------------------------------------------------

          The following investment policies and restrictions supplement and should be read in conjunction with the information set forth in the Prospectus. The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio, AllianceBernstein High-Yield Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, AllianceBernstein Small-Mid Cap Growth Portfolio, AllianceBernstein Global Research Growth Portfolio and AllianceBernstein Global Value Portfolio are each a series of The AllianceBernstein Pooling Portfolios (the "Trust"). Each Portfolio is a diversified, open-end investment company.

Stripped Mortgage-Related Securities
------------------------------------

          Each Portfolio may invest in stripped mortgage-related securities ("SMRS"). SMRS are derivative multi-class mortgage-related securities. SMRS may be issued by the U.S. Government, its agencies or instrumentalities, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

          SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of GNMA, FNMA or FHLMC certificates, whole loans or private pass-through mortgage-related securities ("Mortgage Assets"). A common type of SMRS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class. The rate of principal prepayment will change as the general level of interest rates fluctuates. If the underlying Mortgage Assets experience greater than anticipated principal prepayments, the Portfolio may fail to fully recoup its initial investment in these securities. Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped.

          Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed for these securities and, accordingly, they may be illiquid.

Foreign Currency Exchange Transactions
--------------------------------------

          Each Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. AllianceBernstein L.P. (the "Adviser") expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").

          The Portfolios may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracted to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Portfolios may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

          If conditions warrant, the Portfolios may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts as hedges against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

          For transaction hedging purposes, the Portfolios may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

          Each Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated, when the Portfolio holds cash or short-term investments). For position hedging purposes, each Portfolio may purchase or sell foreign currency futures contracts, foreign currency forward contracts, and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the Portfolios may also purchase or sell foreign currency on a spot basis.

          A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. The Adviser will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for a Portfolio.

Repurchase Agreements
---------------------

          The repurchase agreements referred to in the Portfolios' Prospectus are agreements by which a Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. The purchased security serves as collateral for the obligation of the seller to repurchase the security and the value of the purchased security is initially greater than or equal to the amount of the repurchase obligation and the seller is required to furnish additional collateral on a daily basis in order to maintain with the purchaser securities with a value greater than or equal to the amount of the repurchase obligation. Such transactions afford the Portfolios the opportunity to earn a return on temporarily available cash. While at times the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller's bankruptcy or otherwise. In such event, the Portfolios would attempt to exercise their rights with respect to the underlying security, including possible disposition in the market. However, the Portfolios may incur various expenses in the attempted enforcement and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security,
(b) possible reductions in levels of income and (c) lack of access to and possible inability to enforce rights.

Non-Publicly Traded Securities
------------------------------

          The Portfolios may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"). The sale of these securities is usually restricted under federal securities laws, and market quotations may not be readily available. As a result, a Portfolio may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable federal and state securities laws, or may have to sell such securities at less than fair market value. Investment in these securities is subject to the restriction against investing more than 15% of net assets in "illiquid" securities. To the extent permitted by applicable law, Rule 144A Securities will not be treated as "illiquid" for purposes of the foregoing restriction so long as such securities meet the liquidity guidelines established by the Trustees. Pursuant to these guidelines, the Adviser will monitor the liquidity of a Portfolio's investment in Rule 144A Securities.

Descriptions of Certain Money Market
Securities in Which the Portfolios May Invest
---------------------------------------------

          CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

          Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

          Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

          COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.

          VARIABLE NOTES. Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuates on a weekly basis. These notes permit daily changes in the amounts borrowed. The Portfolios have the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time. Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein. With both types of notes, therefore, the Portfolios' right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with both types of note arrangements, the Portfolios consider earning power, cash flow and other liquidity ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies. Unless they are so rated, a Portfolio may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody's or AA or better by S&P, Fitch, or Duff & Phelps.

Asset-Backed Securities
-----------------------

          The Portfolios may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or "CARS") and unsecured (such as Credit Card Receivable Securities or "CARDS").

          The staff of the Securities and Exchange Commission (the "SEC") is of the view that certain asset-backed securities may constitute investment companies under the Investment Company Act of 1940 (the "1940 Act"). The Portfolios intend to conduct their operations in a manner consistent with this view; therefore, the Portfolios generally may not invest more than 10% of their total assets in such securities without obtaining appropriate regulatory relief.

Lending of Securities
---------------------

          The Portfolios may seek to increase income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, such loans may be made only to member firms of the New York Stock Exchange (the "Exchange") and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days' notice. During the existence of a loan, a Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. A Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. At the time any such loan is made, the value of the securities loaned will not exceed 33 1/3% of a Portfolio's total assets.

Forward Commitments and When-Issued and Delayed Delivery Securities
-------------------------------------------------------------------

          Each Portfolio may enter into forward commitments for the purchase of securities and may purchase securities on a "when-issued" or "delayed delivery" basis. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities in this manner (i.e., on a forward commitment, "when-issued" or "delayed delivery" basis), it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments and "when-issued" or "delayed delivery" commitments. At the time a Portfolio intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. Any unrealized appreciation or depreciation reflected in such valuation of a "when, as and if issued" security would be canceled in the event that the required conditions did not occur and the trade was canceled.

          A Portfolio will enter into forward commitments and make commitments to purchase securities on a "when-issued" or "delayed delivery" basis only with the intention of actually acquiring the securities. However, a Portfolio may sell these securities before the settlement date if, in the opinion of the Adviser, it is deemed advisable as a matter of investment strategy.

          Although neither of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or "when-issued" or "delayed delivery" securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss for tax purposes. When the time comes to pay for the securities to be purchased under a forward commitment or on a "when-issued" or "delayed delivery" basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or "when-issued" or "delayed delivery" securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

Options
-------

          OPTIONS ON SECURITIES. Each Portfolio may write and purchase call and put options on securities. Each Portfolio intends to write only covered options. This means that so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or securities convertible into such securities without additional consideration (or for additional cash consideration held in a segregated account by the custodian). In the case of call options on U.S. Treasury Bills, a Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. A Portfolio will be considered "covered" with respect to a put option it writes, if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

          Effecting a closing transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both, or in the case of a written put option will permit a Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Such transactions permit a Portfolio to generate additional premium income, which may partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by a Portfolio, provided that another option on such securities is not written. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

          A Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Portfolio is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the Portfolio is more than the premium paid for the original purchase. Conversely, a Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position.

          A Portfolio may purchase a security and then write a call option against that security or may purchase a security and concurrently write an option on it. The exercise price of the call a Portfolio determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. In-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Out-of-the-money call options may be written when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Portfolio's maximum gain will be the premium received by it for writing the option, adjusted by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

          The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Portfolio may elect to close the position or retain the option until it is exercised, at which time the Portfolio will be required to take delivery of the security at the exercise price; the Portfolio's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money put options may be written when it is expected that the price of the underlying security will decline moderately during the option period. In-the-money put options may be used when it is expected that the premiums received from writing the put option, plus the appreciation in the market price of the underlying security up to the exercise price, will be greater than the appreciation in the price of the underlying security alone.

          Each of the Portfolios may also write combinations of put and call options on the same security, known as "straddles," with the same exercise and expiration date. By writing a straddle, a Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Portfolio will be required to sell the underlying security at or below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

          By writing a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

          Each of the Portfolios may purchase put options to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the Portfolio to sell the securities at the exercise price or to close out the options at a profit. By using put options in this way, a Portfolio will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

          A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio and the Portfolio will suffer a loss on the transaction to the extent of the premium paid.

          Each Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions. Each Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities.


          OPTIONS ON SECURITIES INDEXES. Each Portfolio may write (sell) covered call and put options and purchase call and put options on securities indexes. A call option on a securities index is considered covered if, so long as a Portfolio is obligated as the writer of the call option, the Portfolio holds securities the price changes of which are expected by the Adviser to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put option on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put option, the Portfolio maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

          A Portfolio may also purchase put options on securities indexes to hedge its investments against a decline in the value of portfolio securities. By purchasing a put option on a securities index, a Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of a Portfolio's security holdings.

          The purchase of call options on securities indexes may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when a Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Portfolio owns.

Futures Contracts and Options on Futures Contracts
--------------------------------------------------

          FUTURES CONTRACTS. Each Portfolio may enter into interest rate futures contracts, index futures contracts and foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, index futures contracts and foreign currency futures contracts are collectively referred to as "Futures Contracts.") Such investment strategies will be used as a hedge and not for speculation.

          Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

          Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

          Each Portfolio may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. Each Portfolio may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Portfolio's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

          Conversely, the Portfolios could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Portfolio purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

          The Portfolios may also engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Portfolio may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

          OPTIONS ON FUTURES CONTRACTS. The writing of a call option on a Futures Contract constitutes a partial hedge against declining prices of the securities in the Portfolio's portfolio. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Portfolio's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The Portfolios may purchase options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Portfolio could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Portfolio will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition due to a market advance or changes in interest or exchange rates, a Portfolio could purchase call options on Futures Contracts, rather than purchasing the underlying Futures Contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call, but the securities which the Portfolio intends to purchase may be less expensive.

Forward Foreign Currency Exchange Contracts
-------------------------------------------

          Each Portfolio may enter into forward foreign currency exchange contracts ("Forward Contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies. The Portfolios intend to enter into Forward Contracts for hedging purposes similar to those described above in connection with its transactions in foreign currency futures contracts. In particular, a Forward Contract to sell a currency may be entered into in lieu of the sale of a foreign currency futures contract where a Portfolio seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, a Portfolio may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Portfolio intends to acquire. A Portfolio also may enter into a Forward Contract in order to assure itself of a predetermined exchange rate in connection with a security denominated in a foreign currency. The Portfolios may engage in currency "cross hedging" when, in the opinion of the Adviser, the historical relationship among foreign currencies suggests that a Portfolio may achieve the same protection for a foreign security at a reduced cost through the use of a Forward Contract relating to a currency other than the U.S. dollar or the foreign currency in which the security is denominated.

          If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, a Portfolio may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates.

          Each Portfolio has established procedures consistent with SEC policies concerning purchases of foreign currency through Forward Contracts. Accordingly, a Portfolio will segregate and mark to market liquid assets in an amount at least equal to the Portfolio's obligations under any Forward Contracts.

Options on Foreign Currencies
-----------------------------

          Each Portfolio may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolios may purchase put options on the foreign currency. If the value of the currency does decline, the Portfolio will have the right to sell such currency for a fixed amount in dollars and could thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

          Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolios may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

          Each Portfolio may write options on foreign currencies for the same types of hedging purposes or to increase return. For example, where a Portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities could be offset by the amount of the premium received.

          Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio will be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Risk Factors in Options, Futures and Forward Transactions
---------------------------------------------------------

          RISK OF IMPERFECT CORRELATION OF HEDGING INSTRUMENTS WITH A PORTFOLIO'S INVESTMENTS. The Portfolios' abilities to hedge all or a portion of their portfolios effectively through transactions in options, Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the securities that are the subject of the hedge. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. As a result, the correlation, to the extent it exists, probably will not be exact.

          It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.

          The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or instrument. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market. In this regard, trading by speculators in futures and options has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

          The trading of options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contract will not be fully reflected in the value of the option.

          Further, with respect to options on securities, options on foreign currencies, options on stock indexes and options on Futures Contracts, the Portfolios are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Portfolio in connection with such transactions.

          If a Portfolio purchases futures or options in order to hedge against a possible increase in the price of securities before the Portfolio is able to invest its cash in such securities, the Portfolio faces the risk that the market may instead decline. If the Portfolio does not then invest in such securities because of concern as to possible further market declines or for other reasons, the Portfolio may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

          In writing a call option on a security, foreign currency, index or Futures Contract, a Portfolio also incurs the risk that changes in the value of the assets used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, when a Portfolio writes a call option on a stock index, the securities used as "cover" may not match the composition of the index, and the Portfolio may not be fully covered. As a result, the Portfolio could suffer a loss on the call which is not entirely offset, or not offset at all, by an increase in the value of the Portfolio's portfolio securities.

          The writing of options on securities, options on stock indexes or options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of a Portfolio's portfolio. When a Portfolio writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying security or future or, in the case of index options, cash. In the event that the price of such an obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Portfolio will retain the amount of the premium, which will constitute a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings, or against the increase in the cost of the instruments to be acquired.

          When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Portfolio will incur a loss which may only be partially offset by the amount of the premium the Portfolio receives. Moreover, by writing an option, a Portfolio may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or a decline in the value of securities to be acquired.

          In the event of the occurrence of any of the foregoing adverse market events, a Portfolio's overall return may be lower than if it had not engaged in the transactions described above.

          With respect to the writing of straddles on securities, a Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, while creating an opportunity for increased return by providing a Portfolio with two simultaneous premiums on the same security, nonetheless involve additional risk, because the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

          If any of the foregoing adverse market events occurs, a Portfolio's overall return may be lower than if it had not engaged in the transactions described above.

          POTENTIAL LACK OF A LIQUID SECONDARY MARKET. Prior to exercise or expiration, a futures or option position can be terminated only by entering into a closing transaction. This requires a liquid secondary market for such instruments on the exchange, if any, on which the initial transaction was entered into. There can be no assurance that a liquid secondary market will exist for any particular contracts at any specific time. In the absence of a liquid secondary market, it may not be possible to close out a position held by a Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Portfolio has insufficient cash available to meet margin requirements, it may be necessary to liquidate portfolio securities at a time when, in the opinion of the Adviser, it is otherwise disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Portfolios' ability to hedge their portfolios effectively, and could result in trading losses.

          The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices of some Futures Contracts have in the past moved to the daily limit on a number of consecutive trading days.

          The trading of Futures Contracts and options (including options on Futures Contracts) is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house and other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          The staff of the SEC has taken the position that over-the-counter options and the assets used as cover for over-the-counter options are illiquid securities, unless certain arrangements are made with the other party to the option contract permitting the prompt liquidation of the option position. The Portfolios will enter into those special arrangements only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("primary dealers"). Under these special arrangements, the Trust will enter into contracts with primary dealers which provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Under such circumstances, the Portfolio only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds
(ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Portfolio's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written; therefore, the Portfolio might pay more to repurchase the option contract than the Portfolio would pay to close out a similar exchange-traded option.

          MARGIN. Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent the Portfolios purchase or sell Futures Contracts and options on Futures Contracts and purchase and write options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Portfolio or decreases in the prices of securities the Portfolio intends to acquire. When a Portfolio writes options on securities or options on stock indexes for other than hedging purposes, the margin requirements associated with such transactions could expose the Portfolio to greater risk.

          TRADING AND POSITION LIMITS. The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). In addition, the Commodity Futures Trading Commission (the "CFTC") and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and may impose other sanctions or restrictions.

          RISKS OF OPTIONS ON FUTURES CONTRACTS. The amount of risk a Portfolio assumes when it purchases an option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

          RISKS OF FORWARD CONTRACTS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS THEREON, OPTIONS ON FOREIGN CURRENCIES AND OVER-THE-COUNTER OPTIONS ON SECURITIES. Each Portfolio is operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under such Act. Transactions in Forward Contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

          Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which a Portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market but will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Portfolios from responding to such events in a timely manner.

          Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

          Unlike transactions entered into by the Portfolios in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts and over-the-counter options on securities and securities indexes are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, that are subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer could lose amounts substantially in excess of the initial investment due to the margin and collateral requirements associated with such positions.

          In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of a Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Portfolio could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Portfolio's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

          Further, over-the-counter transactions are not subject to the guarantee of an exchange clearing house, and a Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. A Portfolio will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found to be satisfactory by the Adviser.

          Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option. The Portfolios are not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

          Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

          The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, the margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, if the OCC determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, the OCC may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Restrictions on the Use of Futures and Option Contracts
-------------------------------------------------------

          Under applicable regulations, when a Portfolio enters into transactions in Futures Contracts and options on Futures Contracts, that Portfolio is required to segregate liquid assets with its custodian which, together with any initial margin deposits, are equal to the aggregate market value of the Futures Contracts and options on Futures Contracts that it purchases. In addition, a Portfolio may not purchase or sell such instruments for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits on such futures and options positions and premiums paid for options purchased would exceed 5% of the market value of the Portfolio's total assets. Each Portfolio has adopted the additional restriction that it will not enter into a Futures Contract if, immediately thereafter, the value of securities and other obligations underlying all such Futures Contracts would exceed 50% of the value of such Portfolio's total assets. Moreover, a Portfolio will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

Economic Effects and Limitations
--------------------------------

          Income earned by a Portfolio from its hedging activities will be treated as capital gains and, if not offset by net realized capital losses incurred by a Portfolio, will be distributed to shareholders in taxable distributions. Although a gain from such transactions may hedge against a decline in the value of a Portfolio's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.

          No Portfolio will "over-hedge," that is, a Portfolio will not maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures and options contracts.

          Each Portfolio's ability to employ the options and futures strategies described above will depend in part on the availability of liquid markets in such instruments. Markets in financial futures and related options are still developing. It is impossible to predict the amount of trading interest that may hereafter exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to use these instruments effectively for the purposes set forth above.

          The Portfolios' ability to use options, futures and forward contracts may be limited by tax considerations. In particular, tax rules might accelerate or adversely affect the character of the income earned on such contracts. In addition, differences between each Portfolio's book income (upon the basis of which distributions are generally made) and taxable income arising from its hedging activities may result in returns of capital distributions, and in some circumstances, distributions in excess of a Portfolio's book income may be required to be made in order to meet tax requirements.

Future Developments
-------------------

          The foregoing discussion relates to each Portfolio's proposed use of Futures Contracts, Forward Contracts, options, and options on Futures Contracts currently available. As noted above, the relevant markets and related regulations are evolving. In the event of future regulatory or market developments, each Portfolio may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Special Investment Considerations
---------------------------------

          Investing in securities issued by foreign corporations involves considerations and possible risks not typically associated with investing in obligations issued by U.S. corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods.


Investment in Other Investment Companies
----------------------------------------

          The Portfolios may not invest in the securities of other registered open-end investment companies or in registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act but may otherwise invest in the securities of other investment companies to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules and regulations thereunder published by appropriate regulatory authorities." The Portfolios expect to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act.

--------------------------------------------------------------------------------

                             INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------

          Except as described below and except as otherwise specifically stated in the Prospectus or this SAI, the investment policies of each Portfolio set forth in the Prospectus and in this SAI are not fundamental and may be changed without shareholder approval.

          Each Portfolio has adopted the following fundamental investment restrictions, which may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities. The approval of a majority of a Portfolio's outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

          The Portfolios may not:

          (1) make loans except through (a) the purchase of debt obligations in accordance with its investment objective and policies; (b) the lending of portfolio securities representing not more than 33 1/3% of its total assets; or
(c) the use of repurchase agreements;

          (2) borrow money or issue senior securities except to the extent permitted by the 1940 Act;

          (3) pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

          (4) invest in companies for the purpose of exercising control;

          (5) (a) purchase or sell real estate, except that it may purchase and sell securities of companies which deal in real estate or interests therein and securities that are secured by real estate, provided such securities are securities of the type in which a Portfolio may invest; or (b) purchase or sell commodities or commodity contracts, including futures contracts (except foreign currencies, futures on securities, currencies and securities indices and forward contracts or contracts for the future acquisition or delivery of securities and foreign currencies and other similar contracts and options on the foregoing);

          (6) underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, a Portfolio may be deemed to be an underwriter under certain Federal securities laws; or

          (7) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and repurchase agreements relating thereto), although up to 25% of a Portfolio's total assets may be invested without regard to this restriction.

          (8) invest more than 25% of its total assets in the securities of any one industry, provided, however, that the AllianceBernstein Global Real Estate Investment Portfolio will invest at least 25% or more of its total assets in the securities of issuers conducting their principal business activities in the real estate industry, except that this proviso does not apply to U.S. Government securities.

          Whenever any investment restriction states a maximum percentage of a Portfolio's assets which may be invested in any security or other asset, it is intended that such maximum percentage limitation be determined immediately after and as a result of such Portfolio's acquisition of such securities or other assets. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in value or net asset value will not be considered a violation of such percentage limitation.

          In addition, the following is a description of policies which certain Portfolios have adopted that are not fundamental and may be changed by the Portfolio upon 60 days' prior notice to the shareholders. As indicated in the Prospectus, certain Portfolios have investment policies that, under normal circumstances, subject them to additional investment restrictions. For purposes of these policies, net assets includes any borrowings for investment purposes.

          The Portfolios may not invest in other registered open-end investment companies or in registered unit investment trusts.

          AllianceBernstein U.S. Value Portfolio must invest at least 80% of its net assets in equity securities of U.S. companies.

          AllianceBernstein U.S. Large Cap Growth Portfolio must invest at least 80% of its net assets in equity securities of large-capitalization U.S. companies. For these purposes, "large capitalization U.S. companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index, although the Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

          AllianceBernstein Global Real Estate Investment Portfolio must invest at least 80% of its net assets in the equity securities of real estate investment trusts, or REITs, and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate or interests in these properties.

          AllianceBernstein Short Duration Bond Portfolio and AllianceBernstein Intermediate Duration Bond Portfolio each must invest at least 80% of their net assets in fixed-income securities.

          AllianceBernstein Inflation-Protected Securities Portfolio must invest at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

          AllianceBernstein High-Yield Portfolio must invest at least 80% of its net assets in high yield debt securities.

          AllianceBernstein Small-Mid Cap Value Portfolio must invest at least 80% of its net assets in the equity securities of small- and mid-cap U.S. companies. For these purposes, "small- and mid-cap companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index.

          AllianceBernstein Small-Mid Cap Growth Portfolio must invest at least 80% of its net assets in the equity securities of small- and mid-cap U.S. companies. For these purposes, "small- and mid-cap companies" are those that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.

--------------------------------------------------------------------------------

                          MANAGEMENT OF THE PORTFOLIOS

--------------------------------------------------------------------------------

The Adviser
-----------

          The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Portfolios under the supervision of the Trust's Board of Trustees (see "Management of the Portfolios" in the Prospectus).


          The Adviser is a leading global investment management firm supervising client accounts with assets as of September 30, 2006, totaling approximately $659 billion. The Adviser provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. The Adviser is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, the Adviser is able to compete for virtually any portfolio assignment in any developed capital market in the world.


          The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. As of September 30, 2006, AllianceBernstein Holding, L.P. ("Holding"), a Delaware limited partnership, owned approximately 32.8% of the issued and outstanding units of limited partnership interest in the Adviser ("AllianceBernstein Units"). Units representing assignments of beneficial ownership of limited partnership interests in Holding ("Holding Units") trade publicly on the New York Stock Exchange ("Exchange") under the ticker symbol "AB." AllianceBernstein Units do not trade publicly and are subject to significant restrictions on transfer. AllianceBernstein Corporation ("AB Corp.") is the general partner of both the Adviser and Holding. AB Corp. owns 100,000 general partnership units in Holding and a 1% general partnership interest in the Adviser. AB Corp. is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation.


          As of September 30, 2006, AXA, AXA Financial, AXA Equitable Life Insurance Company ("AXA Equitable") and certain subsidiaries of AXA Equitable beneficially owned approximately 59.5% of the issued and outstanding AllianceBernstein Units and approximately 1.7% of the issued and outstanding Holding Units that, including the general partnership interests in the Adviser and Holding, represent an economic interest of approximately 60.5% in the Adviser. As of September 30, 2006, SCB Partners Inc., a wholly-owned subsidiary of SCB, Inc., beneficially owned approximately 6.3% of the issued and outstanding AllianceBernstein Units.

          AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial is a wholly-owned subsidiary of AXA. AXA Equitable is an indirect wholly-owned subsidiary of AXA Financial.

          Based on information provided by AXA, as of December 31, 2005, approximately 14.30% of the issued ordinary shares (representing 23.19% of the voting power) of AXA were owned directly and indirectly by three French mutual insurance companies.

Advisory Agreement and Expenses
-------------------------------

          The Adviser serves as investment manager and adviser of each of the Portfolios and continuously furnishes an investment program for each Portfolio and manages, supervises and conducts the affairs of each Portfolio, subject to the supervisions of the Trust's Board of Trustees. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Trust for, office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services.


          Under the terms of the Advisory Agreement, the Portfolios pay no advisory fees to the Adviser. For the AllianceBernstein Global Research Growth Portfolio and the AllianceBernstein Global Value Portfolio, the Adviser has contractually agreed to bear certain expenses so that total expenses do not exceed .15% of the average daily net assets on an annual basis for each Portfolio. This contractual agreement automatically extends each year unless the Adviser provides written notice 60 days prior to the Portfolios' fiscal year end.


          The Advisory Agreement was approved by the unanimous vote, cast in person, of the Trust's Trustees, including the Trustees who are not parties to the Advisory Agreement or "interested persons" as defined in the 1940 Act of any such party, at a meeting called for such purpose and held on February 8, 2005. The Advisory Agreement became effective with respect to the Trust on May 13, 2006. The Advisory Agreement was amended as of May 30, 2006 to provide for the addition of the AllianceBernstein Global Research Growth Portfolio and the AllianceBernstein Global Value Portfolio. The Advisory Agreement provides that it shall remain in effect until May 30, 2008 with respect to the AllianceBernstein Global Research Growth Portfolio and the AllianceBernstein Global Value Portfolio and until May 13, 2007 with respect to each of the other Portfolios and continue in effect thereafter only if its continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the relevant Portfolio, and (ii) by vote of a majority of the Trustees who are not interested persons of the Trust or of the Adviser ("disinterested Trustees") cast in person at a meeting called for the purpose of voting on such approval. A discussion regarding the basis for the Board of Trustees' approval of the amendment to the Advisory Agreement is available in the Portfolios' annual report to shareholders for the fiscal year ended August 31, 2006.


          Any amendment to the Advisory Agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Portfolio and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty by the Adviser, by vote of the Trustees, or by vote of a majority of the outstanding voting securities of the relevant Portfolio upon 60 days' written notice, and it terminates automatically in the event of its assignment. The Adviser controls the word "AllianceBernstein" in the names of the Trust and each Portfolio, and if the Adviser should cease to be the investment manager of any Portfolio, the Trust and such Portfolio may be required to change their names to delete the word "AllianceBernstein" from their names.


          The Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


          Certain other clients of the Adviser may have investment objectives and policies similar to those of the Portfolios. The Adviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by one or more Portfolios. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Adviser to the accounts involved, including the Portfolios. When two or more of the Adviser's clients (including a Portfolio) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.


          The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to the following: AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc., AllianceBernstein Corporate Shares, AllianceBernstein Emerging Market Debt Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Fixed-Income Shares, Inc., AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Global Government Income Trust, Inc., AllianceBernstein Global Health Care Fund, Inc., AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Strategic Income Trust, Inc., AllianceBernstein Global Technology Fund, Inc., AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Yield Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Growth Fund, Inc., AllianceBernstein International Research Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Municipal Income Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Real Estate Investment Fund, Inc., AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., Sanford C. Bernstein Fund, Inc., Sanford C. Bernstein Fund II, Inc., and The AllianceBernstein Portfolios, all registered open-end investment companies; and to ACM Government Opportunity Fund, Inc., ACM Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Managed Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance National Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Trustee Information
-------------------

          The business and affairs of the Portfolios are managed under the direction of the Trustees. Certain information concerning the Trustees of the Trust is set forth below.

                                                        Funds       Other
                                                        in Fund     Director-
                                                        Complex     ships
Name, Address, Age            Principal Occupation(s)   Overseen    Held
and (Year Elected*)           During Past 5 Years       by Trustee  by Trustee
-------------------           -------------------       ----------  ----------

Interested Trustee
------------------

Marc O. Mayer,**              Executive Vice
1345 Avenue of the Americas   President of                 110      SCB
New York, NY 10105            AllianceBernstein L.P.                Partners,
49                            (the "Adviser")** since               Inc. and
(2005)                        2001 and Executive                    SCB Inc.
                              Managing Director of
                              AllianceBernstein
                              Investments, Inc.
                              ("ABI")** since 2003;
                              prior thereto, he was
                              head of
                              AllianceBernstein
                              Institutional
                              Investments, a unit of
                              the Adviser, from
                              2001-2003.  Prior
                              thereto, Chief
                              Executive Officer of
                              Sanford C. Bernstein &
                              Co., LLC (institutional
                              research and brokerage
                              arm of Bernstein & Co.,
                              LLC) ("SCB&Co.") and
                              its predecessor since
                              prior to 2001.

Disinterested Trustees
----------------------

Chairman of the Board         Investment Adviser and an    112      None
William H. Foulk, Jr.,+,#     Independent Consultant.
P.O. Box 5060                 He was formerly Senior
Greenwich, CT 06831-0505      Manager of Barrett
74                            Associates, Inc., a
(2005)                        registered investment
                              adviser, with which he had
                              been associated since
                              prior to 2001. He was
                              formerly Deputy
                              Comptroller and Chief
                              Investment Officer of the
                              State of New York and,
                              prior thereto, Chief
                              Investment Officer of the
                              New York Bank for Savings.

Ruth Block,#                  Formerly, Executive Vice     99       None
500 S.E. Mizner Blvd.         President and Chief
Boca Raton, FL 33432          Insurance Officer of The
76                            Equitable Life Assurance
(2005)                        Society of the United
                              States; Chairman and Chief
                              Executive Officer of
                              Evlico (insurance);
                              Director of Avon, BP (oil
                              and gas), Ecolab
                              Incorporated (specialty
                              chemicals), Tandem
                              Financial Group and
                              Donaldson, Lufkin &
                              Jenrette Securities
                              Corporation; and Governor
                              at Large, National
                              Association of Securities
                              Dealers, Inc.

David H. Dievler,#            Independent Consultant.      111      None
P.O. Box 167                  Until December 1994, he
Spring Lake, NJ 07762         was Senior Vice President
77                            of AllianceBernstein
(2005)                        Corporation ("AB Corp.")
                              (formerly Alliance Capital
                              Management Corporation)
                              responsible for mutual
                              fund administration.
                              Prior to joining AB Corp.
                              in 1984, he was Chief
                              Financial Officer of
                              Eberstadt Asset Management
                              since 1968. Prior to that,
                              he was a Senior Manager at
                              Price Waterhouse & Co.
                              Member of the American
                              Institute of Certified
                              Public Accountants since
                              1953.

John H. Dobkin,#              Consultant.  Formerly,       110      None
P.O. Box 12                   President of Save Venice,
Annandale, NY 12504           Inc. (preservation
64                            organization) from
(2005)                        2001-2002, Senior Advisor
                              from June 1999-June 2000
                              and President of Historic
                              Hudson Valley (historic
                              preservation) from
                              December 1989 - May 1999.
                              Previously, Director of
                              the National Academy of
                              Design and during
                              1988-1992, Director and
                              Chairman of the Audit
                              Committee of AB Corp.
                              (formerly Alliance Capital
                              Management Corporation).

Michael J. Downey,#           Consultant since January     110      Asia
c/o AllianceBernstein L.P.    2004. Formerly, managing              Pacific
Attn: Philip L. Kirstein      partner of Lexington                  Fund, Inc.
1345 Avenue of the Americas   Capital, LLC (investment              and The
New York, NY 10105            advisory firm) from                   Merger
62                            December 1997 until                   Fund
(2005)                        December 2003. Prior
                              thereto, Chairman and CEO
                              of Prudential Mutual Fund
                              Management from 1987 to
                              1993.

D. James Guzy,#               Chairman of the Board of     110      Intel
P.O. Box 128                  PLX Technology                        Corporation
Glenbrook, NV 89413           (semi-conductors) and of              (semi-
70                            SRC Computers Inc., with              conductors);
(2005)                        which he has been                     Cirrus Logic
                              associated since prior to             Corporation
                              2001.  He is also                     (semi-
                              President of the Arbor                conductors);
                              Company (private family               and the
                              investments).                         Davis
                                                                    Selected
                                                                    Advisors
                                                                    Group of
                                                                    Mutual Funds

Nancy P. Jacklin***, #        Formerly, U.S. Executive     110      None
4046 Chancery Court, NW       Director of the
Washington, DC  20007         International Monetary
58                            Fund (December 2002-May
(2006)                        2006); Partner, Clifford
                              Chance (1992-2002); Senior
                              Counsel, International
                              Banking and Finance, and
                              Associate General Counsel,
                              Citicorp (1985-1992);
                              Assistant General Counsel
                              (International), Federal
                              Reserve Board of Governors
                              (1982-1985); and Attorney
                              Advisor, U.S. Department
                              of the Treasury
                              (1973-1982).  Member of
                              the Bar of the District of
                              Columbia and of New York;
                              and member of the Council
                              on Foreign Relations.

Marshall C. Turner, Jr.,#     Principal of Turner          110      The George
220 Montgomery Street         Venture Associates                    Lucas
Penthouse 10                  (venture capital and                  Educational
San Francisco, CA 94104-3402  consulting) since prior to            Foundation;
65                            2001.  From 2003 until May            and the
(2005)                        31, 2006, he was CEO of               National
                              Toppan Photomasks, Inc.,              Datacast,
                              Austin Texas                          Inc.
                              (semi-conductor
                              manufacturing services).

--------

*    There is no stated term of office for the Trustees.

** Mr. Mayer is an "interested person," as defined in the 1940 Act, due to his position as an Executive Vice President of the Adviser.

***  Ms. Jacklin was elected as a Trustee of the Trust on June 14, 2006.

+    Member of the Fair Value Pricing Committee.

# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.


          The Trustees of the Trust have four standing committees - an Audit Committee, a Governance and Nominating Committee, a Fair Value Pricing Committee and an Independent Directors Committee. The members of the Audit, Governance and Nominating, Fair Value Pricing and Independent Directors Committees are identified above.


          The function of the Audit Committee is to assist the Trustees in their oversight of the Portfolios' financial reporting process. The Audit Committee met 3 times during the Portfolios' most recently completed fiscal year.


         The function of the Governance and Nominating Committee is to nominate persons to fill any vacancies or newly created positions on the Board of Trustees. The Governance and Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Governance and Nominating Committee met 6 times during the Portfolios' most recently completed fiscal year.

          The Governance and Nominating Committee has a charter and, pursuant to the charter, the Governance and Nominating Committee will consider candidates for nomination as a Trustee submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of the Portfolio's common stock or shares of beneficial interest for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Portfolio not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Portfolio did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Portfolio begins to print and mail its proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

          Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of the Portfolio owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Trustees pursuant to
Section 20 of the 1940 Act and the rules and regulations promulgated thereunder;
(E) whether the shareholder believes that the candidate is or will be an "interested person" of the Portfolio (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Portfolio to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background;
(ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected;
(iv) the shareholder's consent to be named as such by the Portfolio; (v) the class or series and number of all shares of the Portfolio owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Portfolio's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

          The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

          The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Portfolio, the candidate's ability to qualify as a disinterested Trustee and such other criteria as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

          The function of the Fair Value Pricing Committee is to consider, in advance if possible, any fair valuation decision of the Adviser's Valuation Committee relating to a security held by the Portfolios made under unique or highly unusual circumstances not previously addressed by the Valuation Committee that would result in a change in the Portfolios' NAV by more than $0.01 per share. The Fair Value Pricing Committee met 0 times during the Portfolios' most recently completed fiscal year.


          The function of the Independent Directors Committee is to consider and take action on matters that the Board or Committee believes should be addressed in executive session of the disinterested Trustees, such as review and approval of the Advisory and Distribution Services Agreements. The Independent Directors Committee met 12 times during the Portfolios' most recently completed fiscal year.


          The dollar range of the Portfolios' securities owned by each Trustee and the aggregate dollar range of securities owned in the AllianceBernstein Fund Complex are set forth below.

                                                        Aggregate Dollar Range
                                                        of Equity Securities
                          Dollar Range of Equity        in the AllianceBernstein
                          Securities in the Portfolios  Fund Complex as of
Name of Trustee           as of December 31, 2005       December 31, 2005
---------------           -----------------------       -----------------

Marc O. Mayer                    None                       Over $100,000
William H. Foulk, Jr.            None                       Over $100,000
Ruth Block                       None                       Over $100,000
David H. Dievler                 None                       Over $100,000
John H. Dobkin                   None                       Over $100,000
Michael J. Downey                None                       Over $100,000
D. James Guzy                    None                     $50,001 to $100,000
Nancy P. Jacklin*                None                           None
Marshall C. Turner, Jr.          None                       Over $100,000

----------

*    Ms. Jacklin was elected as a Trustee of the Trust on June 14, 2006.

          The Trust undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Trust in accordance with Section 16 of the 1940 Act.

Officer Information
-------------------

          Certain information concerning the Portfolios' officers is set forth below.

                         Position(s)             Principal Occupation
Name, Address* and Age   Held with Trust         During Past 5 Years
----------------------   ---------------         -------------------

Marc O. Mayer            President and Chief     See biography above.
49                       Executive Officer

Philip L. Kirstein       Senior Vice President   Senior Vice President and
61                       and Independent         Independent Compliance Officer
                         Compliance Officer      of the AllianceBernstein
                                                 Funds, with which he has been
                                                 associated since October 2004.
                                                 Prior thereto, he was Of
                                                 Counsel to Kirkpatrick &
                                                 Lockhart, LLP from October
                                                 2003 to October 2004, and
                                                 General Counsel of Merrill
                                                 Lynch Investment Managers,
                                                 L.P. since prior to 2001 until
                                                 March 2003.

Andrew M. Aran           Vice President          Senior Vice President of the
49                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Bruce K. Aronow          Vice President          Senior Vice President of the
40                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Stephen Beinhacker       Vice President          Senior Vice President of the
42                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Henry S. D'Auria         Vice President          Senior Vice President of the
45                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Gershon Distenfeld       Vice President          Vice President of the
31                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Sharon E. Fay            Vice President          Executive Vice President of
46                                               the Adviser,** with which she
                                                 has been associated since
                                                 prior to 2001.

Marilyn G. Fedak         Vice President          Executive Vice President of
59                                               the Adviser,** with which she
                                                 has been associated since
                                                 prior to 2001.

Norman M. Fidel          Vice President          Senior Vice President of the
61                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Eric Franco              Vice President          Senior Vice President of the
46                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

David P. Handke, Jr.     Vice President          Senior Vice President of the
57                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Syed J. Hasnain          Vice President          Senior Vice President of the
42                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Shawn E. Keegan          Vice President          Vice President of the
35                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

S. Sean Kelleher         Vice President          Senior Vice President of the
45                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Kumar Kirpalani          Vice President          Vice President of the
52                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Samantha Lau             Vice President          Senior Vice President of the
34                                               Adviser,** with which she has
                                                 been associated since prior to
                                                 2001.

Lipkee Lu                Vice President          Vice President of the
38                                               Adviser** since June 2005.
                                                 Prior thereto, he was a Senior
                                                 Vice President and Structured
                                                 Product portfolio manager at
                                                 Deerfield Capital Management
                                                 LLC since prior to 2001.

James W. MacGregor       Vice President          Senior Vice President of the
39                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

John Mahedy              Vice President          Senior Vice President of the
43                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Alison M. Martier        Vice President          Senior Vice President of the
49                                               Adviser,** with which she has
                                                 been associated since prior to
                                                 2001.

Christopher Marx         Vice President          Senior Vice President of the
39                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Teresa Marziano          Vice President          Senior Vice President of the
52                                               Adviser,** with which she has
                                                 been associated since prior to
                                                 2001.

Scott McElroy            Vice President          Senior Vice President of the
41                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Joel J. McKoan           Vice President          Senior Vice President of the
48                                               Adviser,** with which he has
                                                 been associated since
                                                 September 2003.  He is also
                                                 the Director of the Credit
                                                 Team.  Prior thereto, he was a
                                                 Managing Director at UBS
                                                 Warburg where he headed the
                                                 North American Debt Syndicate
                                                 Group, with responsibility for
                                                 primary trading of corporate
                                                 debt, emerging-market debt and
                                                 structured products from 2000
                                                 to 2003.  In addition, Mr.
                                                 McKoan was Global Co-Head of
                                                 the CDO Group at UBS Warburg
                                                 from 2002 to 2003.
                                                 Previously, he was a Managing
                                                 Director at PaineWebber
                                                 (acquired by UBS in 2000),
                                                 where he managed the UBS
                                                 Credit Trading Group since
                                                 prior to 2001.

James K. Pang            Vice President          Senior Vice President of the
33                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Joseph G. Paul           Vice President          Senior Vice President of the
46                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Douglas J. Peebles       Vice President          Executive Vice President of
41                                               the Adviser,** with which he
                                                 has been associated since
                                                 prior to 2001.

John D. Phillips         Vice President          Senior Vice President of the
59                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Jeffrey S. Phlegar       Vice President          Executive Vice President of
40                                               the Adviser,** with which he
                                                 has been associated since
                                                 prior to 2001.

James G. Reilly          Vice President          Executive Vice President of
45                                               the Adviser,** with which he
                                                 has been associated since
                                                 prior to 2001.

Michael J. Reilly        Vice President          Senior Vice President of the
42                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Paul C. Rissman          Vice President          Executive Vice President of
50                                               the Adviser,** with which he
                                                 has been associated since
                                                 prior to 2001.

Thomas A. Schmitt        Vice President          Senior Vice President of the
49                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Jane E. Schneirov        Vice President          Senior Vice President of the
36                                               Adviser,** with which she has
                                                 been associated since prior to
                                                 2001.

Kevin F. Simms           Vice President          Senior Vice President of the
40                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Francis X. Suozzo        Vice President          Senior Vice President of the
49                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Christopher M. Toub      Vice President          Executive Vice President of
47                                               the Adviser,** with which he
                                                 has been associated since
                                                 prior to 2001.

Wen-Tse Tseng            Vice President          Vice President of the
41                                               Adviser,** with which he has
                                                 been associated since March
                                                 2006.  Prior thereto, he was
                                                 the healthcare-sector
                                                 portfolio manager for the
                                                 small-cap growth team at
                                                 William D. Witter from August
                                                 2003 to February 2006.  He
                                                 also worked at Weiss, Peck &
                                                 Greer, managing the healthcare
                                                 sector with the same team with
                                                 which he worked at William D.
                                                 Witter, from April 2002 to
                                                 August 2003.  Prior thereto,
                                                 he was a senior healthcare
                                                 analyst at JP Morgan Fleming
                                                 Asset Management since prior
                                                 to 2001.

Patrick S. Wallace       Vice President          Senior Vice President of the
42                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Janet A. Walsh           Vice President          Senior Vice President of the
44                                               Adviser,** with which she has
                                                 been associated since prior to
                                                 2001.

Andrew J. Weiner         Vice President          Senior Vice President of the
38                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Greg J. Wilensky         Vice President          Vice President of the
39                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Raymond Wong             Vice President          Vice President of the
40                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

Kewjin Yuoh              Vice President          Vice President of the
35                                               Adviser,** since March 2003.
                                                 Prior thereto, he was a Vice
                                                 President of Credit Suisse
                                                 Asset Management from 2000 to
                                                 2002 and a Vice President of
                                                 Brundage, Story & Rose since
                                                 prior to 2001.

Emilie D. Wrapp          Secretary               Senior Vice President,
51                                               Assistant General Counsel, and
                                                 Assistant Secretary of ABI,**
                                                 with which she has been
                                                 associated since prior to 2001.

Joseph J. Matineo        Treasurer and Chief     Senior Vice President of
47                       Financial Officer       AllianceBernstein Investor
                                                 Services, Inc. ("ABIS"),**
                                                 with which he has been
                                                 associated since prior to 2001.

Thomas R. Manley         Controller              Vice President of the
55                                               Adviser,** with which he has
                                                 been associated since prior to
                                                 2001.

----------

* The address for each of the Trust's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   The Adviser, ABI, ABIS and SCB & Co. are affiliates of the Trust.


          The Trust does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Trust. Because the AllianceBernstein Global Research Growth Portfolio and the AllianceBernstein Global Value Portfolio commenced operations on June 1, 2006, the Trust has not paid Trustee compensation for a full fiscal year for these Portfolios. Set forth below are the compensation amounts for the current fiscal year, including compensation amounts for the AllianceBernstein Global Research Growth Portfolio and the AllianceBernstein Global Value Portfolio that are based on estimates of future payments under existing understandings.


          The aggregate compensation paid to each of the Trustees during the twelve months ended December 31, 2005 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") and the total number of registered investment companies (and separate portfolios within the companies) in the AllianceBernstein Fund Complex with respect to which each Trustee serves as a director or trustee, are set forth below. None of the Portfolios nor any other registered investment company in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Trustees is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                                     Total
                                                                     Number of
                                                                     Investment
                                                      Total          Portfolios
                                                      Number of      within the
                                                      Investment     Alliance-
                                                      Companies      Bernstein
                                                      in the         Fund
                                       Total          Alliance-      Complex,
                                       Compensation   Bernstein      Including
                                       from the       Fund Complex,  the
                                       Alliance-      Including the  Portfolios,
                                       Bernstein      Portfolios,    as to
                         Estimated     Fund           as to which    which the
                         Compensation  Complex,       the Trustee    Trustee is
                         From the      Including      is a Director  a Director
Name of Trustee          Portfolios    the Trust      or Trustee     or Trustee
---------------          ----------    ---------      ----------     ----------

Marc O. Mayer                 $0              $0        41              110
William H. Foulk, Jr.      $5,717       $487,625        43              112
Ruth Block                 $3,110       $241,625        30              99
David H. Dievler           $2,951       $269,125        42              111
John H. Dobkin             $3,212       $263,125        41              110
Michael J. Downey          $3,044       $240,625        41              110
D. James Guzy              $1,969        $32,000        41              110
Nancy P. Jacklin*              $0             $0        41              110
Marshall C. Turner, Jr.    $1,958        $28,500        41              110


----------
*    Ms. Jacklin was elected as a Trustee of the Trust on June 14, 2006.


          As of December 8, 2006, the Trustees and officers of the Portfolios as a group owned less than 1% of the shares of each Portfolio.

Additional Information About the Portfolios' Portfolio Managers
---------------------------------------------------------------

          Additional information regarding the investment professional(s)(1) primarily responsible for the day-to-day management of each Portfolio may be found below. For additional information about the portfolio management of each Portfolio, see "Management of the Portfolios - Portfolio Managers" in the Portfolios' prospectus. As of August 31, 2006, none of the investment professionals identified below owned any equity securities of the Portfolios.

----------
(1) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual Portfolio portfolios. The number of investment professionals assigned to a particular Portfolio will vary from Portfolio to Portfolio.


          As of August 31, 2006, the Adviser's employees had approximately $706,914,640 invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in the Profit Sharing/401(k) Plan, the Partners Compensation Plan and other employee compensation plans, including both vested and unvested amounts.

AllianceBernstein Global Real Estate Investment Portfolio
---------------------------------------------------------

          The management of and investment decisions for the Portfolio are made by the REIT Investment Policy Group. Mr. Joseph G. Paul and Ms. Teresa Marziano are the senior most members of the Investment Policy Group.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Investment Policy Group also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Joseph G. Paul      10             $2,188             0              $0
Ms. Teresa Marziano      0                 $0             0              $0


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Joseph G. Paul           15           $6,196          1             $584
Ms. Teresa Marziano          0                 0          0               $0


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Joseph G. Paul           55         $1,534          0                $0
Ms. Teresa Marziano          0               0          0                $0


AllianceBernstein U.S. Value Portfolio
--------------------------------------

          The management of and investment decisions for the Portfolio are made by the U.S. Value Investment Policy Group. Ms. Marilyn G. Fedak, Mr. John Mahedy, Mr. Christopher Marx and Mr. John D. Phillips are the senior most members of the Investment Policy Group.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Investment Policy Group also have day-to-day management responsibilities.(2) The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

----------
(2) Each investment vehicle or account represented in the chart, for which the investment professionals have portfolio management responsibility, is based upon one of three model portfolios. Each vehicle or account differs from its respective model portfolio only to a limited extent based on specific client requirements relating to tax considerations, cash flows due to the frequency and amount of investments, the client's country of residence and currency strategies related thereto, and/or client-imposed investment restrictions regarding particular types of companies or industries.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Ms. Marilyn G. Fedak     102           $59,853         3            $10,069
Mr. John Mahedy          102           $59,853         3            $10,069
Mr. Christopher Marx      26           $26,802         1             $6,544
Mr. John D. Phillips      26           $26,802         1             $6,544


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Ms. Marilyn G. Fedak        140          $24,498        1              $870
Mr. John Mahedy             140          $24,498        1              $870
Mr. Christopher Marx        17            $1,602        0                $0
Mr. John D. Phillips        17            $1,602        0                $0


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Ms. Marilyn G. Fedak       38,834        $181,016      119          $22,927
Mr. John Mahedy            38,834        $181,016      119          $22,927
Mr. Christopher Marx       38,037         $58,871      13            $3,101
Mr. John D. Phillips       38,037         $58,871      13            $3,101

AllianceBernstein Small-Mid Cap Value Portfolio
-----------------------------------------------

          The management of and investment decisions for the Portfolio are made by the Small-Mid Cap Value Investment Policy Group. Mr. Joseph G. Paul, Mr. James W. MacGregor, and Mr. Andrew J. Weiner are the senior most members of the Investment Policy Group.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Investment Policy Group also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                        REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Joseph G. Paul       16           $2,429           0               $0
Mr. James W. MacGregor    4           $1,989           0               $0
Mr. Andrew J. Weiner      4           $1,989           0               $0


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Joseph G. Paul          35           $6,411       1               $584
Mr. James W. MacGregor       4             $128       0                $0
Mr. Andrew J. Weiner         4             $128       0                $0


                                OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Joseph G. Paul           55         $1,534        0               $0
Mr. James W. MacGregor       55         $1,534        0               $0
Mr. Andrew J. Weiner         55         $1,534        0               $0


AllianceBernstein International Value Portfolio
-----------------------------------------------

          The management of and investment decisions for the Portfolio are made by the International Value Investment Policy Group. Ms. Sharon E. Fay, Mr. Kevin
F. Simms, Mr. Henry S. D'Auria and Mr. Eric Franco are the senior most members of the Investment Policy Group.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Investment Policy Group also have day-to-day management responsibilities.(3) The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

----------
(3) Each investment vehicle or account represented in the chart, for which the investment professionals have portfolio management responsibility, is based upon one of eleven model portfolios. Each vehicle or account differs from its respective model portfolio only to a limited extent based on specific client requirements relating to tax considerations, cash flows due to the frequency and amount of investments, the client's country of residence and currency strategies related thereto, and/or client-imposed investment restrictions regarding particular types of companies or industries.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Ms. Sharon E. Fay         93          $58,071          3              $10,069
Mr. Kevin F. Simms        53          $30,463          2               $3,525
Mr. Henry S. D'Auria      53          $30,463          2               $3,525
Mr. Eric Franco         [___]        [$______]      [_____]          [$______]


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Ms. Sharon E. Fay            135         $25,568         1             $870
Mr. Kevin F. Simms           123         $26,289         2            $1,454
Mr. Henry S. D'Auria         115         $21,182         1             $870
Mr. Eric Franco             [___]       [$______]     [_____]        [$______]


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Ms. Sharon E. Fay           38,779       $179,481      119          $22,927
Mr. Kevin F. Simms            742        $120,610      106          $19,827
Mr. Henry S. D'Auria          742        $120,610      106          $19,827
Mr. Eric Franco              [___]       [$______]    [_____]       [$______]


AllianceBernstein U.S. Large Cap Growth Portfolio
-------------------------------------------------

          The management of and investment decisions for the Portfolio are made by the U.S. Large Cap Growth Team. Mr. James C. Reilly, Mr. Michael J. Reilly, Mr. David P. Handke, Mr. Syed J. Hasnain and Mr. Patrick S. Wallace are the senior most members of the team.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. James C. Reilly      11            $5,059          0               $0
Mr. David P. Handke      11            $5,059          0               $0
Mr. Patrick S. Wallace   13            $5,994          0               $0
Mr. Michael J. Reilly    12            $5,106          1              $48
Mr. Syed J. Hasnain      12            $5,197          0               $0


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. James C. Reilly         30           $1,542       0              $0
Mr. David P. Handke         30           $1,542       0              $0
Mr. Patrick S. Wallace      30           $1,542       0              $0
Mr. Michael J. Reilly       30           $1,542       0              $0
Mr. Syed J. Hasnain         30           $1,542       0              $0


                                OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. James C. Reilly         32,758       $18,333       3             $397
Mr. David P. Handke         32,809       $17,829       3             $397
Mr. Patrick S. Wallace      32,747       $16,971       6             $900
Mr. Michael J. Reilly       32,753       $15,702       4             $726
Mr. Syed J. Hasnain         32,741       $14,076       4             $508


AllianceBernstein Small-Mid Cap Growth Portfolio
------------------------------------------------

          The management of and investment decisions for the Portfolio are made by the Small Cap Growth Investment Team. Mr. Bruce K. Aronow, Mr. Kumar Kirpalani, Ms. Samantha Lau and Mr. Wen-Tse Tseng are the senior most members of the team.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                        REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Bruce K. Aronow     8              $1,976            0              $0
Mr. Kumar Kirpalani     0                  $0            0              $0
Ms. Samantha Lau        0                  $0            0              $0
Mr. Wen-Tse Tseng       0                  $0            0              $0


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Bruce K. Aronow            2           $31         0              $0
Mr. Kumar Kirpalani            0            $0         0              $0
Ms. Samantha Lau               0            $0         0              $0
Mr. Wen-Tse Tseng           [_____]     $[_____]       0              $0


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Bruce K. Aronow         27           $1,667         3              $397
Mr. Kumar Kirpalani          0               $0         0                $0
Ms. Samantha Lau             0               $0         0                $0
Mr. Wen-Tse Tseng            0               $0         0                $0


AllianceBernstein International Growth Portfolio
------------------------------------------------

          The management of and investment decisions for the Portfolio are made by the International Growth Team. Mr. Christopher Toub, Mr. Paul Rissman, Mr. Stephen Beinhacker and Mr. James Pang are the senior most members of the team.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                         Total          Total       Registered     Registered
                         Number of      Assets of   Investment     Investment
                         Registered     Registered  Companies      Companies
                         Investment     Investment  Managed with   Managed with
                         Companies      Companies   Performance-   Performance-
Portfolio Manager        Managed        Managed     based Fees     based Fees
-----------------        -------        -------     ----------     ----------

Mr. Christopher Toub       1             $269         0              $0
Mr. Paul C. Rissman        0               $0         0              $0
Mr. Stephen Beinhacker     1             $103         0              $0
Mr. James K. Pang          9           $7,154         0              $0


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Christopher Toub         0             $0         0               $0
Mr. Paul C. Rissman          0             $0         0               $0
Mr. Stephen Beinhacker       9           $677         1             $247
Mr. James K. Pang            8         $1,064         0               $0


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Christopher Toub          0              $0       0                 $0
Mr. Paul C. Rissman           1          $1,411       1             $1,411
Mr. Stephen Beinhacker       27           8,707       3             $2,195
Mr. James K. Pang            25          $2,404       2                $85


AllianceBernstein Short Duration Bond Portfolio
-----------------------------------------------

          The management of and investment decisions for the Portfolio are made by the U.S. Investment Grade: Liquid Markets/Structured Products Investment Team. Mr. Raymond Wong, Mr. S. Sean Kelleher, Mr. Lipkee Lu, Mr. Shawn E. Keegan and Mr. Jeffrey S. Phlegar are the senior most members of the team.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Raymond Wong          5             $513          0              $0
Mr. S. Sean Kelleher      0               $0          0              $0
Mr. Lipkee Lu             2             $461          0              $0
Mr. Shawn E. Keegan      16           $6,340          0              $0
Mr. Jeffrey S. Phlegar   11           $5,683          0              $0


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Raymond Wong              1            $110        0              $0
Mr. S. Sean Kelleher          3            $304        1             $111
Mr. Lipkee Lu                 1            $224        0              $0
Mr. Shawn E. Keegan          22            $383        0              $0
Mr. Jeffrey S. Phlegar       25          $4,839        1             $584


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Raymond Wong             34           $369         0               $0
Mr. S. Sean Kelleher          4           $534         3              $47
Mr. Lipkee Lu                 4           $150         0               $0
Mr. Shawn E. Keegan          37           $819         1              $15
Mr. Jeffrey S. Phlegar        1           $204         0               $0


AllianceBernstein Intermediate Duration Bond Portfolio
------------------------------------------------------

          The management of and investment decisions for the Portfolio are made by the U.S. Investment Grade: Core Fixed Income Team. Mr. Greg Wilensky, Ms. Alison Martier, Mr. Shawn Keegan and Mr. Jeffrey Phlegar are the senior most members of the team.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Greg J. Wilensky       6           $6,066          0              $0
Ms. Alison M. Martier      7           $7,633          0              $0
Mr. Shawn E. Keegan       10           $5,858          0              $0
Mr. Jeffrey S. Phlegar    14           $5,920          0              $0


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Greg J. Wilensky        19            $433         0               $0
Ms. Alison M. Martier        3             $56         0               $0
Mr. Shawn E. Keegan         22            $742         0               $0
Mr. Jeffrey S. Phlegar      25          $5,581         1              $584


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Greg J. Wilensky        26          $1,431        1               $15
Ms. Alison M. Martier       36          $4,542        1               $15
Mr. Shawn E. Keegan         37            $819        1               $15
Mr. Jeffrey S. Phlegar       1            $204        0                $0


AllianceBernstein High-Yield Portfolio
--------------------------------------

          The management of and investment decisions for the Portfolio are made by the Global Credit Investment Team. Mr. Gershon Distenfeld is the senior most member of the team.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the team also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                         Total        Total         Registered     Registered
                         Number of    Assets of     Investment     Investment
                         Registered   Registered    Companies      Companies
                         Investment   Investment    Managed with   Managed with
                         Companies    Companies     Performance-   Performance-
Portfolio Manager        Managed      Managed       based Fees     based Fees
-----------------        -------      -------       ----------     ----------

Mr. Gershon Distenfeld   0              $0              0             $0
Mr. Douglas J. Peebles   0              $0              0             $0
Mr. Andrew M. Aran       0              $0              0             $0
Mr. Joel J. McKoan       0              $0              0             $0


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Gershon Distenfeld      0             $0           0              $0
Mr. Douglas J. Peebles      1            $81           0              $0
Mr. Andrew M. Aran          0             $0           0              $0
Mr. Joel J. McKoan          2           $226           0              $0


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Gershon Distenfeld      0               $0         0               $0
Mr. Douglas J. Peebles      0               $0         0               $0
Mr. Andrew M. Aran          2             $231         2             $231
Mr. Joel J. McKoan          1              $32         1              $32


AllianceBernstein Inflation-Protected Securities Portfolio
----------------------------------------------------------

          Mr. Greg Wilensky, Director of Stable Value Investments, is the investment professional primarily responsible for the day-to-day management of the AllianceBernstein Inflation-Protected Securities Portfolio.

          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which Mr. Wilensky also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.

                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Greg J. Wilensky     9             $6,731            0             $0


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Greg J. Wilensky         20          $419            0             $0


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Greg J. Wilensky         26         $1,431         1              $15


AllianceBernstein Global Research Growth Portfolio
--------------------------------------------------

          The management of and investment decisions for the Portfolio are made by [the Global Research Growth Portfolio Oversight Group]. Mr. Norman M. Fidel, Ms. Jane E. Schneirov, Mr. Scott McElroy, Ms. Janet A. Walsh, Mr. Thomas A. Schmitt and Mr. Francis X. Suozzo are the senior most members of the [Oversight Group].


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the [Oversight Group] also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Mr. Norman M. Fidel       9              $279           0              $0
Ms. Jane E. Schneirov     7               $93           0              $0
Mr. Scott McElroy         7              $102           0              $0
Ms. Janet A. Walsh       10            $2,148           0              $0
Mr. Thomas A. Schmitt     7              $129           0              $0
Mr. Francis X. Suozzo     7              $198           0              $0


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Norman M. Fidel          20          $1,920        0               $6
Ms. Jane E. Schneirov        19          $1,095        0               $6
Mr. Scott McElroy            19          $1,203        0               $6
Ms. Janet A. Walsh           20          $1,782        0               $7
Mr. Thomas A. Schmitt        19          $1,491        0               $8
Mr. Francis X. Suozzo        19          $2,262        0              $12


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Mr. Norman M. Fidel         226         $4,011        42                $643
Ms. Jane E. Schneirov       226         $3,680        42                $589
Mr. Scott McElroy           226         $4,033        42                $647
Ms. Janet A. Walsh          228         $4,521        42                $717
Mr. Thomas A. Schmitt       226         $5,013        42                $802
Mr. Francis X. Suozzo       226         $7,589        42              $1,217


AllianceBernstein Global Value Portfolio
----------------------------------------

          The management of and investment decisions for the Portfolio are made by the Global Value Investment Policy Group. Ms. Sharon Fay, Mr. Kevin F. Simms, Mr. Henry S. D'Auria, and Mr. Eric Franco are the senior most members of the Investment Policy Group.


          The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the senior most members of the Investment Policy Group also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of August 31, 2006.


                         REGISTERED INVESTMENT COMPANIES
                            (excluding the Portfolio)

                                                                   Total
                                                    Number of      Assets of
                       Total          Total         Registered     Registered
                       Number of      Assets of     Investment     Investment
                       Registered     Registered    Companies      Companies
                       Investment     Investment    Managed with   Managed with
                       Companies      Companies     Performance-   Performance-
Portfolio Manager      Managed        Managed       based Fees     based Fees
-----------------      -------        -------       ----------     ----------

Ms. Sharon E. Fay         105         $58,465           3           $10,069
Mr. Kevin F. Simms         65         $30,857           2            $3,525
Mr. Henry S. D'Auria       65         $30,857           2            $3,525
Mr. Eric Franco         [____]        [$______]       [____]       [$______]


                           POOLED INVESTMENT VEHICLES

                                                    Number         Total Assets
                           Total        Total       of Pooled      of Pooled
                           Number       Assets      Investment     Investment
                           of Pooled    of Pooled   Vehicles       Vehicles
                           Investment   Investment  Managed with   Managed with
                           Vehicles     Vehicles    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Ms. Sharon E. Fay           136          $26,193       1               $870
Mr. Kevin F. Simms          124          $26,914       1               $870
Mr. Henry S. D'Auria        116          $21,807       2             $1,454
Mr. Eric Franco            [____]       [$______]    [____]         [$______]


                                 OTHER ACCOUNTS

                                                    Number
                           Total        Total       of Other       Total Assets
                           Number       Assets      Accounts       of Other
                           of Other     of Other    Managed with   Accounts with
                           Account      Accounts    Performance-   Performance-
Portfolio Manager          Managed      Managed     based Fees     based Fees
-----------------          -------      -------     ----------     ----------

Ms. Sharon E. Fay          38,779       $179,481     119             $22,927
Mr. Kevin F. Simms            742       $120,610     106             $19,827
Mr. Henry S. D'Auria          742       $120,610     106             $19,827
Mr. Eric Franco            [____]       [$______]    [____]         [$______]

Investment Professional Conflict of Interest Disclosure
-------------------------------------------------------

          As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.


          Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.


          Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.


          Allocating Investment Opportunities. The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.


           The Adviser's procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.


          To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
------------------------------

          The Adviser's compensation program for investment professionals(4) is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

----------
(4) Investment professionals at Alliance include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.


          (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

          (ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.


          (iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of the Adviser's clients and mutual fund shareholders with respect to the performance of those mutual funds. The Adviser also permits deferred award recipients to allocate up to 50% of their award to investments in the Adviser's publicly traded equity securities.(5)

----------
(5) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of the Adviser's Master Limited Partnership Units.


          (iv) Contributions under the Adviser's Profit Sharing/401(k) Plan: The contributions are based on the Adviser's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Adviser.

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

          Under the general supervision of the Trustees, the Adviser makes each Portfolio's investment decisions and determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as "best execution"). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. Neither the Portfolios nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Portfolios, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Portfolios. While it is impossible to place an actual dollar value on such investment information, the Adviser believes that its receipt probably does not reduce the overall expenses of the Adviser to any material extent.


          The investment information provided to the Adviser is of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Portfolios effect securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its clients' accounts. There may be occasions where the fee charged by a broker may be greater than that which another broker may charge if it is determined in good faith that the amount of such fee is reasonable in relation to the value of brokerage and research services provided by the executing broker.


          The Portfolios may deal in some instances in securities that are not listed on a national securities exchange but are traded in the over-the-counter market. They may also purchase listed securities through the third market. Where transactions are executed in the over-the-counter market or third market, the Portfolios will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others.

          The extent to which commissions that will be charged by broker-dealers selected by the Portfolios may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Portfolios place portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Portfolios; on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Portfolios. In connection with seeking best price and execution, the Portfolios do not consider sales of shares of the Portfolios or other investment companies managed by the Adviser as a factor in the selection of broker-dealers to effect portfolio transactions.


          The Portfolios may from time to time place orders for the purchase or sale of securities (including listed call options) with brokers affiliated with the Adviser. In such instances, the placement of orders with such broker would be consistent with the Portfolios' objective of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Adviser. With respect to orders placed affiliated brokers for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Trust), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.


          For the fiscal year ended August 31, 2006, the AllianceBernstein U.S. Value Portfolio paid an aggregate of $331,093 in brokerage commissions; the AllianceBernstein U.S. Large Cap Growth Portfolio paid an aggregate of $1,628,020 in brokerage commissions; the AllianceBernstein Global Real Estate Investment Portfolio paid an aggregate of $812,522 in brokerage commissions; the AllianceBernstein International Value Portfolio paid an aggregate of $673,324 in brokerage commissions; AllianceBernstein International Growth Portfolio paid an aggregate of $2,431,532 in brokerage commissions; AllianceBernstein Short Duration Bond Portfolio paid an aggregate of $0 in brokerage commissions; AllianceBernstein Intermediate Duration Bond Portfolio paid an aggregate of $0 in brokerage commissions; AllianceBernstein Inflation-Protected Securities Portfolio paid an aggregate of $0 in brokerage commissions; AllianceBernstein High-Yield Portfolio paid an aggregate of $0 in brokerage commissions; AllianceBernstein Small-Mid Cap Value Portfolio paid an aggregate of $269,463 in brokerage commissions; AllianceBernstein Small-Mid Cap Growth Portfolio paid an aggregate of $737,496 in brokerage commissions; AllianceBernstein Global Research Growth Portfolio paid an aggregate of $4,692 in brokerage commissions; and AllianceBernstein Global Value Portfolio paid an aggregate of $4,181 in brokerage commissions.


          Aggregate securities transactions during the fiscal year ended August 31, 2006 were as follows: with respect to the AllianceBernstein U.S. Value Portfolio, $743,169,312 and, in connection therewith, brokerage commissions of $284,994 (.04%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein U.S. Large Cap Growth Portfolio, $2,345,138,072 and, in connection therewith, brokerage commissions of $1,584,885 (.07%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Global Real Estate Investment Portfolio, $748,323,339 and, in connection therewith, brokerage commissions of $773,403 (.10%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein International Value Portfolio, $517,566,644 and, in connection therewith, brokerage commissions of $650,715 (.13%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein International Growth Portfolio, $1,741,154,937 and, in connection therewith, brokerage commissions of $2,399,402 (.14%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Short Duration Bond Portfolio, $3,319,462,913 and, in connection therewith, brokerage commissions of $0 (0%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Intermediate Duration Bond Portfolio, $7,167,502,956 and, in connection therewith, brokerage commissions of $0 (0%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Inflation-Protected Securities Portfolio, $280,795,130 and, in connection therewith, brokerage commissions of $0 (0%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein High-Yield Portfolio, $405,981,894 and, in connection therewith, brokerage commissions of $0 (0%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Small-Mid Cap Value Portfolio, $412,596,228 and, in connection therewith, brokerage commissions of $195,486 (.05%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Small-Mid Cap Growth Portfolio, $737,208,120 and, in connection therewith, brokerage commissions of $715,028 (.10%) were allocated to persons or firms supplying research information; with respect to the AllianceBernstein Global Research Growth Portfolio, $7,521,511 and, in connection therewith, brokerage commissions of $4,680 (.06%) were allocated to persons or firms supplying research information; and with respect to the AllianceBernstein Global Value Portfolio, $7,198,850 and, in connection therewith, brokerage commissions of $3,410 (.05%) were allocated to persons or firms supplying research information.


          The brokerage transactions engaged in by the Portfolios with SCB & Co., SCB Ltd., Advest, Inc. and their affiliates during the fiscal year ended August 31, 2006 are set forth below.


                                                                                  % of Portfolio's
                                                                                  Aggregate Dollar
                                                                                      Amount of
                                                                                      Brokerage
                                                                                    Transactions
                                                                    % of            Involving the
                                                                 Portfolio's         Payment of
                                                 Amount of        Aggregate          Commissions
                                                 Brokerage        Brokerage       Effected Through
Period Ended           Portfolio                Commissions      Commissions     Affiliated Brokers
------------           ---------                -----------      -----------     ------------------
August 31, 2006      AllianceBernstein
                     U.S. Value Portfolio         $23,794           7.2%             3.2%

August 31, 2006      AllianceBernstein
                     U.S. Large Cap Growth
                     Portfolio                         $0             0%               0%

August 31, 2006      AllianceBernstein
                     Global Real Estate
                     Investment Portfolio         $11,598          1.43%            1.65%

August 31, 2006      AllianceBernstein
                     International Value
                     Portfolio                         $0             0%               0%

August 31, 2006      AllianceBernstein
                     International Growth
                     Portfolio                         $0             0%               0%

August 31, 2006      AllianceBernstein
                     Short Duration Bond
                     Portfolio                         $0             0%               0%

August 31, 2006      AllianceBernstein
                     Intermediate Duration
                     Bond Portfolio                    $0             0%               0%

August 31, 2006      AllianceBernstein
                     Inflation-Protected
                     Securities Portfolio              $0             0%               0%

August 31, 2006      AllianceBernstein
                     High-Yield Portfolio              $0             0%               0%

August 31, 2006      AllianceBernstein
                     Small-Mid Cap Value
                     Portfolio                    $19,609           7.3%             3.0%

August 31, 2006      AllianceBernstein
                     Small-Mid Cap Growth
                     Portfolio                         $0             0%               0%

August 31, 2006      AllianceBernstein
                     Global Research
                     Growth Portfolio                  $0             0%               0%

August 31, 2006      AllianceBernstein
                     Global Value Portfolio            $0             0%               0%


--------------------------------------------------------------------------------

                           EXPENSES OF THE PORTFOLIOS

--------------------------------------------------------------------------------

Distribution Arrangements
-------------------------

          The Trust has entered into a distribution agreement (the "Distribution Agreement") on behalf of each Portfolio with ABI, the Portfolios' principal underwriter (the "Underwriter"), to permit the Underwriter to distribute the Portfolios' shares, which are sold at the net asset value without any sales charge. The Distribution Agreement does not obligate the Distributor to sell a specific number of shares.

          Under the Distribution Agreement, the Trust is responsible for all expenses of the Portfolios, including, for example, certain administrative services, costs of printing Portfolio prospectuses and other reports to shareholders, any taxes levied against the Portfolios and brokerage fees and commissions in connection with the purchase and sale of portfolio securities, but not expenses incurred in promoting the sale of the Portfolios' shares, which are borne by the Underwriter.

          The Distribution Agreement will continue in effect with respect to each Portfolio for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the disinterested Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

          All material amendments to the Distribution Agreement will become effective only upon approval as provided in the preceding paragraph. The Distribution Agreement may be terminated (a) by the Portfolios without penalty at any time by a majority vote of the holders of the Portfolio's outstanding voting securities, voting separately by class, or by a majority vote of the disinterested Trustees or (b) by the Underwriter. To terminate the Distribution Agreement, any party must give the other parties 60 days' written notice. The Distribution Agreement will terminate automatically in the event of its assignment.

Transfer Agency Arrangements
----------------------------

          AllianceBernstein Investor Services, Inc. ("ABIS"), an indirect wholly-owned subsidiary of the Adviser located at 500 Plaza Drive, Secaucus, New Jersey 07094, acts as the Portfolios' registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders.

Codes of Ethics and Proxy Voting Policies and Procedures
--------------------------------------------------------

          The Portfolios, the Adviser and the Principal Underwriter have each adopted codes ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios. The Portfolios have adopted the Adviser's proxy voting policies and procedures. The Adviser's proxy voting policies and procedures are attached as Appendix B.

          Information regarding how each Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 227-4618; or on or through the Portfolios' website at www.AllianceBernstein.com; or both; and (2) on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES

--------------------------------------------------------------------------------

          The following information supplements that set forth in the Prospectus under the heading "Purchase and Sale of Shares - How To Buy Shares."

General
-------

          Shares of the Portfolios are sold directly through the Principal Underwriter exclusively to regulated investment companies advised by and certain other institutional clients of the Adviser. The shares are offered on a continuous basis at a price equal to their net asset value.

          In return for Portfolio shares, the Portfolios intend to accept securities held as portfolio assets by the AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy, AllianceBernstein Tax-Managed Wealth Preservation Strategy, AllianceBernstein Blended Style Series, Inc. U.S. Large Cap Portfolio and certain institutional clients of and regulated investment companies advised by Alliance that seek a blend of asset classes pursuant to an agreement and plan of reorganization and incorporation of assets pursuant to section 351 of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolios intend that the contributions by the Transferors in exchange for Portfolio shares be governed by section 351 of the Code and, as such, be tax-free.

          RIGHT TO RESTRICT, REJECT OR CANCEL PURCHASE AND EXCHANGE ORDERS. The AllianceBernstein Mutual Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason. Each Portfolio reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons. If a Portfolio suspends the sale of its shares, shareholders will not be able to acquire its shares.

          The public offering price of shares of the Portfolios is their net asset value. On each Portfolio business day on which a purchase or redemption order is received by a Portfolio and trading in the types of securities in which the Portfolio invests might materially affect the value of Portfolio shares, the per share net asset value is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern Time) by dividing the value of the total assets attributable to a class, less its liabilities, by the total number of its shares then outstanding. A Portfolio business day is any day on which the Exchange is open for trading. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day.

Arrangements Permitting Frequent Purchases And Redemptions Of Portfolio Shares
------------------------------------------------------------------------------

          The AllianceBernstein Pooling Portfolios have no arrangements with anyone to permit frequent purchases and redemptions of Portfolio shares. As described in the Portfolios' prospectus, the Portfolios accept only institutional clients of the Adviser as shareholders.

--------------------------------------------------------------------------------

                              REDEMPTION OF SHARES

--------------------------------------------------------------------------------

          The following information supplements that set forth in the Portfolios' Prospectus under the heading "Purchase and Sale of Shares - How to Sell Shares."

          Subject only to the limitations described below, the Portfolios will redeem shares tendered to them, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered in proper form. There is no redemption charge.

          The right of redemption may not be suspended and the date of payment upon redemption may not be postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted, or for any period during which an emergency (as determined by the SEC) exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Portfolio fairly to determine the value of its net assets, or for such other periods as the SEC may by order permit for the protection of security holders of a Portfolio.

          Except as provided below, redemption proceeds will be sent by wire only. Payment of the redemption price will ordinarily be wired within one business day of the redemption request, but may take up to three business days. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Portfolio's securities at the time of such redemption or repurchase. Payment received by a shareholder upon redemption or repurchase of his or her shares, assuming the shares constitute capital assets in his or her hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

          If the Board of Trustees determines that it would be detrimental to the best interests of the shareholders of a Portfolio to make a redemption payment wholly in cash, the Trust may pay any portion of a redemption by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions or pay spreads when subsequently disposing of those securities.

--------------------------------------------------------------------------------

                                 NET ASSET VALUE

--------------------------------------------------------------------------------

          The AllianceBernstein Pricing & Valuation Group (the "Pricing Group") is responsible for implementing the Adviser's Statement of Pricing Policy (the "Policy Statement"), as approved by the Board of Trustees.


          The per share net asset value is computed in accordance with the Trust's Declaration of Trust and By-Laws at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern Time) following receipt of a purchase or redemption order by a Portfolio on each Portfolio business day on which such an order is received and on such other days as the Board of Trustees deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. Each Portfolio's per share net asset value is calculated by dividing the value of that Portfolio's total assets, less its liabilities, by the total number of its shares then outstanding. A Portfolio business day is any weekday on which the Exchange is open for trading.


          In accordance with applicable rules under the 1940 Act and the Portfolios' pricing policies and procedures adopted by the Board of Trustees (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to the Adviser certain of the Board's duties with respect to the Pricing Policies. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or pursuant to procedures established by, the Board of Trustees. Securities for which no bid and asked price quotations are readily available are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other national securities exchanges are valued in like manner, and securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price. Portfolio securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

          Readily marketable securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on NASDAQ), are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources.

          Listed put or call options purchased by a Portfolio are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

          Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used.

          U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Trustees determines that this method does not represent fair value).

          Debt securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. For securities where the Pricing Group has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

          All other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by a Portfolio or the Board of Trustees.

          With respect to securities for which market quotations are not readily available, the market value of a security will be determined in accordance with the Policy Statement.

          Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Portfolio business day. In addition, trading in foreign markets may not take place on all Portfolio business days. Furthermore, trading may take place in various foreign markets on days that are not Portfolio business days. Each Portfolio's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in a Portfolio's calculation of net asset value unless these prices do not reflect current market value, in which case the securities will be valued in good faith at fair value by, or in accordance with procedures established by, the Board of Trustees.

          The Board of Trustees may suspend the determination of a Portfolio's net asset value (and the offering and sales of shares), subject to the rules of the SEC and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

          For purposes of determining each Portfolio's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Trustees.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

          SCOPE OF DISCUSSION. The following discussion addresses certain U.S. federal income tax issues concerning the Portfolios and the purchase, ownership, and disposition of Portfolio shares. This discussion does not purport to be complete or to address all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). The following discussion also provides only limited information about the U.S. federal income tax treatment of shareholders that are not U.S. shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative rulings, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

United States Federal Income Taxation of Dividends and Distributions
--------------------------------------------------------------------

          TAXATION OF EACH PORTFOLIO. Each Portfolio is treated as a separate taxable entity for U.S. federal income tax purposes. Each Portfolio intends to qualify for tax treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year.

          If a Portfolio qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on the part of its income distributed in a timely manner to shareholders in the form of dividends (including capital gain dividends). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Portfolio must, among other things:

          (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

          (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

          (c) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Portfolio's investments in loan participations, the Portfolio shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

          In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recently enacted tax legislation (the "2004 Act") provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

          If it were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, each Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to U.S. shareholders as ordinary income. (Some portions of such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of U.S. shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate U.S. shareholders.) In addition, each Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

          In addition, if a Portfolio fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending October 31 (or later if the Portfolio is permitted so to elect and so elects), plus any retained amount from the prior year, the Portfolio will be subject to a 4% excise tax on the underdistributed amounts. For these purposes, a strategy will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Portfolio in January of a year generally is deemed to have been paid by the Portfolio on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Portfolios intend generally to make distributions sufficient to avoid imposition of the 4% excise tax.

          PORTFOLIO DISTRIBUTIONS. Generally, a regulated investment company qualifying under Subchapter M of the Code that invests in a Portfolio (a "RIC Shareholder") will be treated in the same manner as Portfolio shareholders who are natural persons would be, and, as such, the RIC Shareholder will have ordinary income from the receipt of dividends from the underlying Portfolios' investment income and short-term gains and capital gain income from the receipt of capital gain dividends from underlying Portfolios. As for most other types of shareholders of an underlying Portfolio, a RIC Shareholder will not be able to use losses realized within one underlying Portfolio against gains or income realized within another underlying Portfolio. This could cause the RIC Shareholder to receive, and in turn be required to make, higher current distributions, and such distributions may consist to a greater degree of ordinary income than they would have had if the RIC Shareholder had held directly the assets of the underlying Portfolios. The RIC Shareholder will, however, be able to net gains or losses from the redemptions of shares in multiple underlying funds against each other.

          Taxes on distributions of capital gains are determined by how long the Portfolio owned the investments that generated them, rather than how long a RIC Shareholder has owned his or her shares in the Portfolio. Distributions of net capital gains from the sale of investments that the Portfolio owned for more than one year and that are properly designated by the Portfolio as capital gain dividends ("Capital Gain Dividends") will be taxable to RIC Shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of gains from the sale of investments that the Portfolio owned for one year or less will be taxable to RIC Shareholders as ordinary income.

          QUALIFIED DIVIDEND INCOME. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. If a RIC Shareholder receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying Portfolio designates such dividends as "qualified dividend income" then the RIC Shareholder will receive "qualified dividend income" and is permitted in turn to designate a portion of its distributions as "qualified dividend income" as well, provided the RIC Shareholder meets holding period and other requirements with respect to shares of the underlying Portfolio. A dividend will not be treated as qualified dividend income (at any level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company for the taxable year in which the dividend is paid or the immediately preceding taxable year.

          If the qualified dividends received by a RIC Shareholder during any taxable year are 95% or more of its gross income, then 100% of the RIC Shareholder's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

          Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-- for taxable years beginning on or before December 31, 2008.

          Although each Portfolio may distribute amounts designated as qualified dividend income if certain conditions (described below) are satisfied, those Portfolios emphasizing equity investments - for example, the U.S. Large Cap Growth Portfolio and the Small-Mid Cap Value Portfolio - are generally likely to be able to distribute larger proportionate amounts designated as qualified dividend income. However, the equity component of each Portfolio's portfolio is normally diversified among a broad range of stocks paying dividends at different rates or perhaps even not at all. As a result, it is not possible to predict what portions of distributions made by any of the Portfolios are likely to be designated as qualified dividend income.

          Any dividend or distribution received by a U.S. shareholder on shares of one of the Portfolios (even if received shortly after the purchase of such shares by such shareholder) will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

          DIVIDENDS RECEIVED DEDUCTION. U.S. Corporate shareholders of RIC Shareholders, if any, may be able to take a dividends-received deduction with respect to the portion of any Portfolio distribution representing certain dividends received by the Portfolio from domestic corporations during the taxable year. The ability to take a dividends-received deduction is subject to particular requirements and limitations in the Code.

          RETURN OF CAPITAL DISTRIBUTIONS. If a Portfolio makes a distribution in excess of its current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a U.S. shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a U.S. shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

          Dividends and distributions on a Portfolio's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular U.S. shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Portfolio's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed, even when a Portfolio's net asset value also reflects unrealized losses.

          REDEMPTIONS AND SALES OF SHARES. Redemptions and sales of shares in any of the Portfolios are generally taxable transactions for U.S. federal income tax purposes, generally giving rise to gain or loss recognition by U.S. shareholders at rates applicable to long-term or short-term capital gains depending on whether the shares were held for more than one year or for one year or less, respectively. However, if a U.S. shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for U.S. federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other shares of the same Portfolio are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

          REDEMPTIONS AND SALES OF SHARES BY RIC SHAREHOLDERS. Depending on a RIC Shareholder's percentage ownership in an underlying Portfolio both before and after a redemption of underlying fund shares, there is a remote risk that the RIC Shareholder's redemption of shares of such underlying Portfolio may cause the RIC Shareholder to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying Portfolio. This would be the case where the RIC Shareholder holds a significant interest in an underlying Portfolio and redeems only a small portion of such interest.

          OPTIONS, FUTURES, FORWARD CONTRACTS, AND SWAP AGREEMENTS. Each Portfolio may enter hedging transactions and other transactions in options, futures contracts, forward contracts, swap agreements, straddles, foreign currencies, and other instruments, all of which are subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Portfolio will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Portfolio.

          Certain of each Portfolio's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Portfolio's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and
(iii) thereafter as gain from the sale or exchange of a capital asset. If its book income is less than sum of its taxable income and net tax-exempt income (if any), a Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

          SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. An investment made in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio making the investment to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

          FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. Each Portfolio may enter transactions in foreign currencies, foreign currency- denominated debt securities, and certain foreign currency options, futures contracts, and forward contracts (and other similar instruments), which may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

          With respect to each of the Portfolios, investments in foreign securities may be subject to foreign withholding taxes, effectively decreasing the yield on those securities, and may increase or accelerate the Portfolio's recognition of ordinary income and affect the timing or amount of the Portfolio's distributions. None of the Portfolios expects that U.S. shareholders will be able to claim a credit or deduction with respect to foreign taxes paid by the Portfolio.

          PASSIVE FOREIGN INVESTMENT COMPANIES. Equity investments by a Portfolio in certain "passive foreign investment companies" ("PFICs") could potentially subject that Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to RIC Shareholders. However, a Portfolio may elect to avoid the imposition of that tax. For example, the Portfolio may elect to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Portfolio will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio's total return. As mentioned above, dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

          NON-U.S. SHAREHOLDERS. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under the 2004 Act, effective for taxable years of the Portfolios beginning before January 1, 2008, a regulated investment company will not be required to withhold any amounts (i) with respect to distributions from U.S. source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Portfolio, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the regulated investment company. The Portfolios currently do not anticipate that any of their shareholders will be foreign persons, but recognize that RIC Shareholders may have foreign shareholders. Interest-related and short-term capital gain distributions received by a RIC Shareholder will retain their character as excluded from withholding when paid by the RIC Shareholder to its foreign shareholders, if any.

          The 2004 Act also modifies the tax treatment of distributions from a regulated investment company that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Global Real Estate Investment Portfolio will likely hold USRPIs. Although under the 2004 Act distributions to foreign persons attributable to gains from the sale or exchange of USRPIs ("USRPI Distributions") paid or deemed paid on or before December 31, 2007 will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax (and may well be subject to withholding under future regulations), RIC Shareholders will not receive or pass-through USRPI Distributions as a result of investing in the Portfolios. This result may be changed under future regulations.

          Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Portfolio or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs.

          BACKUP WITHHOLDING. Each Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the Portfolio with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the Portfolio that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is currently 28% for amounts paid through 2010, and is scheduled to increase to 31% for amounts paid after December 31, 2010.

--------------------------------------------------------------------------------

                               GENERAL INFORMATION

--------------------------------------------------------------------------------

Description of the Trust
------------------------

          The Trust is organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated November 11, 2004, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The Trust is a "series" company as described in Rule 18f-2 under the 1940 Act, having thirteen separate portfolios, each of which is represented by a separate series of shares.

          The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series and of each class of shares thereof. The shares of each Portfolio do not have any preemptive rights. Upon termination of any Portfolio, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Portfolio are entitled to share pro rata in the net assets of that Portfolio then available for distribution to such shareholders. The Trust or any Portfolio may be terminated at any time by vote of at least a majority of the outstanding shares of each Portfolio affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.

          It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

Disclosure of Portfolio Holdings
--------------------------------

          The Portfolios believe that the ideas of the Adviser's investment staff should benefit the Portfolios and their shareholders, and does not want to afford speculators an opportunity to profit by anticipating Portfolio trading strategies or using Portfolio information for stock picking. However, the Portfolios also believe that knowledge of the Portfolios' portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions and evaluating portfolio management techniques.


          The Adviser has adopted, on behalf of the Portfolios, policies and procedures relating to disclosure of the Portfolios' portfolio securities. The policies and procedures relating to disclosure of the Portfolios' portfolio securities are designed to allow disclosure of portfolio holdings information when necessary to the Portfolios' operations or useful to the Portfolios' shareholders without compromising the integrity or performance of the Portfolios. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their shareholders) are met, the Portfolios do not provide or permit others to provide information about the Portfolios' portfolio holdings on a selective basis.


          The Portfolios include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, the Adviser posts portfolio holdings information on the Adviser's website (www.AllianceBernstein.com). The Adviser posts on the website a complete schedule of the Portfolios' portfolio securities, as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. For each portfolio security, the posted information includes its name, the number of shares held by the applicable Portfolio, the market value of the applicable Portfolio's holdings and the percentage of the applicable Portfolio's assets represented by the applicable Portfolio's holdings. In addition to the schedule of portfolio holdings, the Adviser may post information about the number of securities a Portfolio holds, a summary of a Portfolio's top ten holdings (including name and the percentage of the Portfolio's assets invested in each holding) and a percentage breakdown of the Portfolio's investments by country, sector and industry, as applicable approximately 20 days after the end of the month. The day after portfolio holdings information is publicly available on the website, it may be mailed, emailed or otherwise transmitted to any person.


          The Adviser may distribute or authorize the distribution of information about the Portfolios' portfolio holdings that is not publicly available, on the website or otherwise, to the Adviser's employees and affiliates that provide services to the Portfolios. In addition, the Adviser may distribute or authorize distribution of information about the Portfolios' portfolio holdings that is not publicly available, on the website or otherwise, to the Portfolios' service providers who require access to the information in order to fulfill their contractual duties relating to the Portfolios, to facilitate the review of the Portfolios by rating agencies, for the purpose of due diligence regarding a merger or acquisition, or for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders. The Adviser does not expect to disclose information about the Portfolios' portfolio holdings that is not publicly available to the Portfolios' individual or institutional investors or to intermediaries that distribute the Portfolios' shares. Information may be disclosed with any frequency and any lag, as appropriate.


          Before any non-public disclosure of information about the Portfolios' portfolio holdings is permitted, however, the Adviser's Mutual Fund Compliance Director must determine that a Portfolio has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Portfolio's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Portfolio or any other security. Under no circumstances may the Adviser or its affiliates receive any consideration or compensation for disclosing the information.


          The Adviser has established procedures to ensure that the Portfolios' portfolio holdings information is only disclosed in accordance with these policies. Only the Adviser's Mutual Fund Compliance Director (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in the Adviser's product management group determines that the disclosure serves a legitimate business purpose of a Portfolio and is in the best interest of the Portfolio's shareholders. The Adviser's Mutual Fund Compliance Director (or his designee) approves disclosure only after considering the anticipated benefits and costs to a Portfolio and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Portfolio and its shareholders and the interests of the Adviser or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by the Adviser's Mutual Fund Compliance Director (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. The Adviser reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Adviser's policy and any applicable confidentiality agreement. The Adviser's Mutual Fund Compliance Director or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Portfolios' Board of Trustees on a quarterly basis. If the Board determines that disclosure was inappropriate, the Adviser will promptly terminate the disclosure arrangement.

          In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Portfolios' portfolio holdings: (i) the Portfolios' independent registered public accounting firm, for use in providing audit opinions; (ii) Data Communique International and, from time to time, other financial printers, for the purpose of preparing Portfolio regulatory filings; (iii) the Portfolios' custodian in connection with its custody of the Portfolios' assets; (iv) ISS for proxy voting services; and
(v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing the Portfolios' portfolio holdings information unless specifically authorized.

Capitalization
--------------

          The Trust has an unlimited number of authorized shares of beneficial interest. The Trustees are authorized to reclassify any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the laws of The Commonwealth of Massachusetts. If shares of another series were issued in connection with the creation of one or more additional portfolios, each share of any portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Trustees of the Portfolio, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of the Portfolios. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series. Except as noted below under "Shareholder and Trustee Liability," all shares of the Portfolios when duly issued will be fully paid and non-assessable.

Voting Rights
-------------

          As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust or a Portfolio and on other matters submitted to the vote of shareholders.

          The By-Laws of the Trust provide that the shareholders of any particular series or class shall not be entitled to vote on any matters as to which such series or class is not affected. Except with respect to matters as to which the Trustees have determined that only the interests of one or more particular series or classes are affected or as required by law, all of the shares of each series or class shall, on matters as to which such series or class is entitled to vote, vote with other series or classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more series or classes as a single class, the Trustees may, in their sole discretion, submit such matters to the shareholders of any or all such series or classes separately. Rule 18f-2 under the 1940 Act provides in effect that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series. Although not governed by Rule 18f-2, shares of each class of a Portfolio will vote separately with respect to matters pertaining to the respective Distribution Plans applicable to each class.

          The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectus and this SAI mean the lesser of (i) 67% or more of the shares of the applicable Portfolio or applicable class thereof represented at a meeting at which more than 50% of the outstanding shares of such Portfolio or such class are represented or (ii) more than 50% of the outstanding shares of such Portfolio or such class.

          There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. The Portfolios' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining less than 50% of the shares voting for such election of Trustees will not be able to elect any person or persons to the Board of Trustees. A special meeting of shareholders for any purpose may be called by 10% of the Trust's outstanding shareholders.

          Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees.

          No amendment may be made to the Agreement and Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name, (ii) to establish, change or eliminate the par value of shares or (iii) to supply any omission, cure any ambiguity or cure, correct or supplement any defective or inconsistent provision contained in the Declaration of Trust.

Shareholder and Trustee Liability
---------------------------------

          Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder of that Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio of which he or she was a shareholder would be unable to meet its obligations.

          The Agreement and Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Agreement and Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust but no such person may be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Beneficial Ownership
--------------------

          Persons who owned of record or beneficially more than 25% of any of a Portfolio's outstanding shares are deemed to "control" such Portfolio.

          At the close of business on December 8, 2006 there were 947,065,858 shares outstanding consisting of: US Value Portfolio, 168,027,698 shares; US Large Cap Growth Portfolio, 170,010,210 shares; Global Real Estate Investment Portfolio, 65,897,412 shares; International Value Portfolio, 74,640,374 shares; International Growth Portfolio, 76,714,074; Short Duration Bond Portfolio, 104,785,370; Intermediate Duration Bond Portfolio, 120,525,819; Inflation-Protected Securities Portfolio, 49,121,051; High Yield Portfolio, 35,548,023; Small-Mid Cap Value Portfolio, 42,183,099; Small-Mid Cap Value Portfolio, 38,406,496; Global Research Portfolio, 611,563; Global Value, 594,670 shares. To the knowledge of the Trust, the following persons owned of record or benefically 5% or more of a class of outstanding shares of the Fund as of December 8, 2006.

                     ALLIANCEBERNSTEIN U.S. VALUE PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             32,038,336          19.07%
AB Pooling: US Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 28,172,874          16.77%
AB Pooling: US Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                29,187,500          17.37%
CBF-Appreciation Portfolio
AB Pooling: US Value
P.O. Box 1520 Secaucus, NJ 07096-1520


                ALLIANCEBERNSTEIN U.S. LARGE CAP GROWTH PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             33,057,981          19.44%
AB Pooling: US Large Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 29,069,499          17.10%
AB Pooling: US Large Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                28,955,145          17.03%
CBF-Appreciation Portfolio
AB Pooling: US Large Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520


       ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             11,240,686          17.06%
AB Pooling: Global Real Estate Investment
P.O. Box 1520 Secaucus, NJ 07096-1520

Wealth Preservation                             4,313,860           6.55%
AB Pooling: Global Real Estate Investment
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 15,367,584          23.32%
AB Pooling: Global Real Estate Investment
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                10,757,460          16.32%
CBF-Appreciation Portfolio
AB Pooling: Real Estate Investment
P.O. Box 1520 Secaucus, NJ 07096-1520


                 ALLIANCEBERNSTEIN INTERNATIONAL VALUE PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             14,719,676          19.72%
AB Pooling: International Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 12,277,694          16.45%
AB Pooling: International Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                13,508,475          18.10%
CBF-Appreciation Portfolio
AB Pooling: International Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                3,952,784           5.30%
Age Based Portfolio (1999-2001)
AB Pooling: International Value
P.O. Box 1520 Secaucus, NJ 07096-1520


                ALLIANCEBERNSTEIN INTERNATIONAL GROWTH PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             16,766,530          21.86%
AB Pooling: International Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 14,050,437          18.32%
AB Pooling: International Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                13,979,700          18.22%
CBF-Appreciation Portfolio
AB Pooling: International Growth
P.O. Box 1520 Secaucus, NJ 07096-1520


                 ALLIANCEBERNSTEIN SHORT DURATION BOND PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Preservation                             17,131,982          16.35%
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 7,864,082           7.50%
CBF-Balanced Portfolio
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 6,364,407           6.07%
Age Based Aggressive (1990-1992)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 9,714,707           9.27%
Age Based Portfolio (1987-1989)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                13,806,091          13.18%
Age Based Portfolio (1990-1992)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                11,099,884          10.59%
Age Based Portfolio (1993-1995)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                8,463,610           8.08%
Age Based Portfolio (1996-1998)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                7,341,417           7.01%
Age Based Portfolio (1999-2001)
AB Pooling: Short Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520


             ALLIANCEBERNSTEIN INTERMEDIATE DURATION BOND PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Preservation                             17,097,753          14.19%
AB Pooling: Intermediate Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                 62,729,384          52.05%
AB Pooling: Intermediate Duration Bond
P.O. Box 1520 Secaucus, NJ 07096-1520


           ALLIANCEBERNSTEIN INFLATION-PROTECTED SECURITIES PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Preservation                              6,183,712          12.59%
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 3,738,618           7.61%
CBF-Balanced Portfolio
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 2,534,539           5.16%
Age Based Aggressive (1993-1995)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 3,088,981           6.29%
Age Based Aggressive (1990-1992)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 2,534,539           5.16%
Age Based Aggressive (1993-1995)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 5,032,408           10.24%
Age Based Portfolio (1987-1989)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 6,845,328           13.94%
Age Based Portfolio (1990-1992)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 5,401,837           11.00%
Age Based Portfolio (1993-1995)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 4,145,824           8.44%
Age Based Portfolio (1996-1998)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 3,371,641           6.86%
Age Based Portfolio (1999-2001)
AB Pooling: Inflation-Protected Securities
P.O. Box 1520 Secaucus, NJ 07096-1520


                     ALLIANCEBERNSTEIN HIGH-YIELD PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Balanced Wealth                                 15,113,699          42.52%
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 2,328,384           6.55%
CBF-BalancedPortfolio
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 2,448,629           6.89%
Age Based Portfolio (1987-1989)
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 3,369,607           9.48%
Age Based Portfolio (1990-1992)
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 2,835,824           7.98%
Age Based Portfolio (1993-1995)
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 2,263,018           6.37%
Age Based Portfolio (1996-1998)
AB Pooling: High-Yield
P.O. Box 1520 Secaucus, NJ 07096-1520


                 ALLIANCEBERNSTEIN SMALL-MID CAP VALUE PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                             10,060,314          23.85%
AB Pooling: Small-Mid Cap Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                  6,829,509          16.19%
AB Pooling: Small-Mid Cap Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 9,121,869          21.62%
CBF-Appreciation Portfolio
AB Pooling: Small-Mid Cap Value
P.O. Box 1520 Secaucus, NJ 07096-1520


                ALLIANCEBERNSTEIN SMALL-MID CAP GROWTH PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Wealth Appreciation                              9,267,930          24.13%
AB Pooling: Small-Mid Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

Balanced Wealth                                  6,369,405          16.58%
AB Pooling: Small-Mid Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520

Collegeboundfund                                 8,344,937          21.73%
CBF-Appreciation Portfolio
AB Pooling: Small-Mid Cap Growth
P.O. Box 1520 Secaucus, NJ 07096-1520


               ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Blended Style Series Global Blend                  611,563            100%
AB Pooling Portfolio: Global Research Growth
P.O. Box 1520 Secaucus, NJ 07096-1520


                    ALLIANCEBERNSTEIN GLOBAL VALUE PORTFOLIO
                             5% Beneficial Ownership
                             As of December 8, 2006

Beneficial Owner                           Number of Shares      % of Shares
----------------                           ----------------      -----------

Blended Style Series Global Blend                  594,670            100%
AB Pooling Portfolio: Global Value
P.O. Box 1520 Secaucus, NJ 07096-1520

Custodial Arrangements
----------------------

          State Street Bank and Trust Company, 225 Franklin Street, Boston, MA, 02110 ("State Street") acts as the Trust's custodian, but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Portfolios' Trustees, State Street may enter into subcustodial agreements for the holding of the Portfolios' securities outside of the United States.

Principal Underwriter
---------------------

          ABI, an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Portfolios, and as such may solicit orders from the public to purchase shares of the Portfolios. Under the Distribution Services Agreement, the Portfolios have agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

          Legal matters in connection with the issuance of the shares of the Portfolios offered hereby are passed upon by Seward & Kissel LLP, New York, New York.

Independent Registered Public Accounting Firm
---------------------------------------------

          KPMG LLP, 345 Park Avenue, New York, NY 10154-0102, has been appointed as independent registered public accounting firm for the Portfolios.

Additional Information
----------------------

          This SAI does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

--------------------------------------------------------------------------------

                       FINANCIAL STATEMENTS AND REPORT OF
                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

          The financial statements of the Trust for the fiscal year ended August 31, 2006 and the report of KPMG LLP, independent registered public accounting firm, are incorporated herein by reference to the Trust's annual report. Also incorporated by reference are the statement of changes in net assets and the financial highlights for the year ended August 31, 2005, which were audited by PricewaterhouseCoopers LLP whose report thereon, dated October 21, 2005, was included in the Trust's annual report for the year ended August 31, 2005. The annual reports were filed on Form N-CSR with the SEC on November 9, 2006, and November 9, 2005. These reports are available without charge upon request by calling ABIS at (800)-227-4618.

--------------------------------------------------------------------------------

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE BOND RATINGS

--------------------------------------------------------------------------------

          Description of the bond ratings of Moody's Investors Service, Inc. are as follows:

          Aaa-- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa-- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

          A-- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium- grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

          Baa-- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba-- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B-- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa-- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca-- Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

          C-- Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

          Descriptions of the bond ratings of Standard & Poor's are as follows:

          AAA-- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA-- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

          A-- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          BBB-- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

          BB, B, CCC, CC, or C -- Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are often outweighed by large uncertainties or major risk exposures to adverse debt conditions.

          C1-- The rating C1 is reserved for income bonds on which no interest is being paid.

          D-- Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

          The ratings from AAA to CC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

--------------------------------------------------------------------------------

                                   APPENDIX B

                    STATEMENT OF POLICIES AND PROCEDURES FOR
                                 VOTING PROXIES

--------------------------------------------------------------------------------

Introduction
------------

As a registered investment adviser, AllianceBernstein L.P. (the "Adviser", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.


This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to the Adviser's growth and value investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

Proxy Policies
--------------

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. The Adviser reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:


Corporate Governance: The Adviser's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer. Finally, because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we will support non-binding shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast.

Elections of Directors: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.

Appointment of Auditors: The Adviser believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. Although we recognize that there may be special circumstances that could lead to high levels of non-audit fees in some years, we would normally consider non-audit fees in excess of 70% of total fees paid to the auditing firm to be disproportionate. Therefore, absent unique circumstances, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total fees paid by the company to the auditing firm or there are other reasons to question the independence of the company's auditors.


Changes in Legal and Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, the Adviser will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device.


Corporate Restructurings, Mergers and Acquisitions: The Adviser believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.


Proposals Affecting Shareholder Rights: The Adviser believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.


Anti-Takeover Measures: The Adviser believes that measures that impede corporate transactions such as takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.


Executive Compensation: The Adviser believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted. With regard to stock award or option plans, we consider whether the option exercise prices are below the market price on the date of grant and whether an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that have below market value exercise prices on the date of issuance or permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals requiring managements to submit severance packages that exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense that should be appropriately accounted for.


Social and Corporate Responsibility: The Adviser will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

Proxy Voting Procedures
-----------------------

Proxy Voting Committees
-----------------------

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for the Adviser and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

Conflicts of Interest
---------------------

The Adviser recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes shares of mutual funds sponsored by the Adviser, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly, the Adviser may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of the Adviser's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote;
(iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients' best interests.


Because under certain circumstances the Adviser considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.

Proxies of Certain Non-US Issuers
---------------------------------

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Absent compelling reasons to the contrary, the Adviser believes that the benefit to the client of exercising the vote does not outweigh the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally abstain from voting those shares.


In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent the Adviser from voting such proxies. For example, the Adviser may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require the Adviser to provide local agents with power of attorney prior to implementing the Adviser's voting instructions. Although it is the Adviser's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

Loaned Securities
-----------------

Many clients of the Adviser have entered into securities lending arrangements with agent lenders to generate additional revenue. The Adviser will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

Proxy Voting Records
--------------------

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.


SK 00250 0453 720120

                                     PART C

                                OTHER INFORMATION

ITEM 23.  Exhibits

     (a)(1) Agreement and Declaration of Trust dated November 11, 2004 - Incorporated by reference to Exhibit (a)(1) to Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on November 15, 2004.

     (a)(2) Amendment to Agreement and Declaration of Trust dated February 9, 2005 - Incorporated by reference to Exhibit (a)(2) to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on March 25, 2005.

     (a)(3) Amendment to Agreement and Declaration of Trust dated May 12, 2005 - Incorporated by reference to Exhibit (a)(3) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on May 16, 2005.

     (a)(4) Amendment No. 3 to Agreement and Declaration of Trust dated May 26, 2005 - Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on March 15, 2006.

     (a)(5) Amendment No. 4 to Agreement and Declaration of Trust dated May 14, 2006 - Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 3 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commissionon May 31, 2006.

     (b) By-Laws of the Registrant - Incorporated by reference to Exhibit (b) to Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on November 15, 2004.

     (c) Not applicable.

     (d) Form of Advisory Agreement between the Registrant and AllianceBernstein L.P. - Incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 3 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on May 31, 2006.

     (e) Form of Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit
     (e) of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on November 15, 2004

     (f) Not applicable.

     (g) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit (g) to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on March 25, 2005.

     (h)(1) Form of Transfer Agency Agreement between the Registrant and AllianceBernstein Investor Services, Inc. - Incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 1 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on March 25, 2005.

     (h)(2) Form of Expense Limitation Undertaking by AllianceBernstein L.P. - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 3 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commissionon May 31, 2006.


     (i) Opinion and Consent of Seward & Kissel LLP - Filed herewith.


     (j) Consent of Independent Auditors - Filed herewith.


     (k) Not applicable.

     (l) Subscription Agreement between the Trust, on behalf of the AllianceBernstein Small-Mid Cap Growth Portfolio, and AllianceBernstein L.P. - Incorporated by reference to Exhibit (l) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on May 16, 2005.

     (m) Not applicable.

     (n) Not applicable.

     (o) Reserved.

(p)(1) Code of Ethics for the Registrant - Incorporated by reference to Exhibit (1) to Pre-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on May 16, 2005.

     (2)  Code of Ethics for the AllianceBernstein L.P. - Filed herewith.

Other Exhibits:

     Powers of Attorney for: Ruth Block, David H. Dievler, John H. Dobkin, Michael J. Downey, William H. Foulk, Jr., D. James Guzy, Marc O. Mayer and Marshall C. Turner, Jr. - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 2 of Registrant's Registration Statement on Form N-1A (File Nos. 333-120487 and 811-21673) filed with the Securities and Exchange Commission on May 15, 2006.

     Power of Attorney for Nancy P. Jacklin - Filed herewith.

ITEM 24.  Persons Controlled by or under Common Control with Registrant.

          None.

ITEM 25.  INDEMNIFICATION.

          Paragraph (l) of Section 3, Article IV of the Registrant's Agreement and Declaration of Trust provides in relevant part that the Trustees of the Trust have the power: "(l) To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business of the Trust, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, investment advisers, principal underwriters or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person as Trustee, officer, employee, agent, investment adviser, principal underwriter or independent contractor, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against liability;"

          Section 2 of Article VII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

"Limitation of Liability.
-------------------------

          The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, but nothing herein contained shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon."

          Section 2 of Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part: "Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required."

          Article 10 of the Registrant's Bylaws provides in relevant part:

"Indemnification
----------------

10.1 Trustees, Officers, etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interest of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person, may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding on the condition that the amounts so paid shall be repaid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that (1) such Covered Person shall provide a security for his undertaking to repay the advance if it is ultimately determined that indemnification is not authorized under this Article, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification under this Article. In the case of such a determination or opinion, the relevant disinterested, non-party directors or independent legal counsel, as the case may be, shall afford the Covered Person a rebuttable presumption that he has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

10.2 Compromise Payment. As to any matter disposed of by a compromise payment by any such Covered Person referred to in Section 4.1 above, pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such compromise shall be approved as in the best interests of the Trust, after notice that it involved such indemnification, (a) by a disinterested majority of the Trustees then in office; or (b) by a majority of the disinterested Trustees then in office; or (c) by any disinterested person or persons to whom the question may be referred by the Trustees, provided that in the case of approval pursuant to clause (b) or (c) there has been obtained an opinion in writing of independent legal counsel to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such person against any liability to the Trust or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; or (d) by vote of shareholders holding a majority of the Shares entitled to vote thereon, exclusive of any Shares beneficially owned by any interested Covered Person. Approval by the Trustees pursuant to clause (a) or (b) or by any disinterested person or persons pursuant to clause (c) of this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

10.3 Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article 4, the term "Covered Person" shall include such person's heirs, executors and administrators; an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending; and a "disinterested Trustee" or "disinterested person" is a Trustee or a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust and Bylaws. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, Officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, Officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  Business and Other Connections of Adviser.

          The descriptions of AllianceBernstein L.P. under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein. The information as to the directors and executive officers of AllianceBernstein Corporation, the general partner of AllianceBernsetin L.P., set forth in AllianceBernstein L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27.  Principal Underwriters

          (a) AllianceBernstein Investments, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. AllianceBernstein Investments, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

          AllianceBernstein Balanced Shares, Inc.
          AllianceBernstein Blended Style Series, Inc.
          AllianceBernstein Bond Fund, Inc.
          AllianceBernstein Cap Fund, Inc.
          AllianceBernstein Emerging Market Debt Fund, Inc.
          AllianceBernstein Exchange Reserves
          AllianceBernstein Fixed-Income Shares, Inc.
          AllianceBernstein Focused Growth & Income Fund, Inc.
          AllianceBernstein Global Government Income Trust, Inc.
          AllianceBernstein Global Health Care Fund, Inc.
          AllianceBernstein Global Research Growth Fund, Inc.
          AllianceBernstein Global Strategic Income Trust, Inc.
          AllianceBernstein Global Technology Fund, Inc.
          AllianceBernstein Greater China '97 Fund, Inc.
          AllianceBernstein Growth and Income Fund, Inc.
          AllianceBernstein High Yield Fund, Inc.
          AllianceBernstein Institutional Funds, Inc.
          AllianceBernstein Intermediate California Municipal Portfolio(1) AllianceBernstein Intermediate Diversified Municipal Portfolio(1) AllianceBernstein Intermediate New York Municipal Portfolio(1) AllianceBernstein International Portfolio(1)
          AllianceBernstein International Growth Fund, Inc.
          AllianceBernstein International Research Growth Fund, Inc. AllianceBernstein Large-Cap Growth Fund, Inc.
          AllianceBernstein Mid-Cap Growth Fund, Inc.
          AllianceBernstein Municipal Income Fund, Inc.
          AllianceBernstein Municipal Income Fund II
          AllianceBernstein Real Estate Investment Fund, Inc.
          AllianceBernstein Short Duration Portfolio(1)
          AllianceBernstein Tax-Managed International Portfolio(1) AllianceBernstein Trust
          AllianceBernstein Utility Income Fund, Inc.
          AllianceBernstein Variable Products Series Fund, Inc.
          Sanford C. Bernstein Fund II, Inc.
          The AllianceBernstein Portfolios

----------
1 This is a retail Portfolio of Sanford C. Bernstein Fund, Inc. which consists of Classes A, B and C Shares.

          (b) The following are the Directors and Officers of AllianceBernstein Investments, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                               POSITIONS AND                  POSITIONS AND
                               OFFICES WITH                   OFFICES WITH
NAME                           UNDERWRITER                    REGISTRANT
----                           -----------                    ----------

Directors
---------

Marc O. Mayer                  Chairman of the Board
                               and Director

Mark R. Manley                 Director

Ranjani Nagaswami              Vice Chairman and Director

Officers
--------

Marc O. Mayer                  Chairman of the Board          President and
                                                              Chief Executive
                                                              Officer

Ranjani Nagaswami              Vice Chairman

Frederic L. Bloch              Executive Vice President and
                               President, U.S. Sales

Richard A. Davies              Executive Vice President and
                               Managing Director

Gerald M. Lieberman            Executive Vice President
                               and Chief Operating Officer

Kurt H. Schoknecht             Executive Vice President

Frank Speno                    Executive Vice President

Andrew L. Gangolf              Senior Vice President and      Assistant Clerk
                               Assistant General Counsel

Emilie D. Wrapp                Senior Vice President,         Clerk
                               Assistant General Counsel
                               and Assistant Secretary

Daniel A. Notto                Senior Vice President,
                               Counsel and Assistant
                               Secretary

Christopher S. Alpaugh         Senior Vice President

Audie G. Apple                 Senior Vice President

Colin C. Aymond                Senior Vice President

Steven R. Barr                 Senior Vice President and
                               Assistant Secretary

Adam J. Beaudry                Senior Vice President

Amy I. Belew                   Senior Vice President

Susan H. Burton                Senior Vice President

Peter G. Callahan              Senior Vice President

Russell R. Corby               Senior Vice President

John W. Cronin                 Senior Vice President

Robert J. Cruz                 Senior Vice President

Jennifer M. DeLong             Senior Vice President

David B. Edlin                 Senior Vice President

John C. Endahl                 Senior Vice President

Adam E. Engelhardt             Senior Vice President

John Edward English            Senior Vice President

Edward J. Farrell              Senior Vice President and
                               Controller

Eric W. Frasier                Senior Vice President

Donald N. Fritts               Senior Vice President

Kenneth L. Haman               Senior Vice President

Joseph P. Healy                Senior Vice President

Mary V. Kralis Hoppe           Senior Vice President

Scott Hutton                   Senior Vice President

Geoffrey L. Hyde               Senior Vice President

Robert H. Joseph, Jr.          Senior Vice President and
                               Assistant Treasurer

Victor Kopelakis               Senior Vice President

Henry Michael Lesmeister       Senior Vice President

David W. Levi                  Senior Vice President

Eric L. Levinson               Senior Vice President

James F. Lyons                 Senior Vice President and
                               Regional/Regent

Matthew P. Mintzer             Senior Vice President

Thomas F. Monnerat             Senior Vice President

Joanna D. Murray               Senior Vice President

Jeffrey A. Nye                 Senior Vice President

John J. O'Connor               Senior Vice President

Danielle Pagano                Senior Vice President

Catherine N. Peterson          Senior Vice President

Mark A. Pletts                 Senior Vice President

James J. Posch                 Senior Vice President and
                               Assistant Secretary

Robert E. Powers               Senior Vice President

Stephen C. Scanlon             Senior Vice President

John P. Schmidt                Senior Vice President

Eileen B. Sebold               Senior Vice President

Gregory K. Shannahan           Senior Vice President

Richard J. Sidell              Senior Vice President

Andrew D. Strauss              Senior Vice President

Peter J. Szabo                 Senior Vice President

Joseph T. Tocyloski            Senior Vice President

David R. Turnbough             Senior Vice President

Craig E. Welch                 Senior Vice President

Mark D. Gersten                Vice President and             Treasurer and
                               Treasurer                      Chief Accounting
                                                              Officer

Patrick E. Ryan                Vice President and
                               Chief Financial Officer

Jane E. Ackerman               Vice President

Albert J. Angelus              Vice President

Margaret M. Bagley             Vice President

Kenneth F. Barkoff             Vice President

Peter J. Barron                Vice President

William G. Beagle              Vice President

Laura J. Beedy                 Vice President

Joseph J. Bilello              Vice President

Gregory P. Best                Vice President

Robert G. Bjorge               Vice President

Michael J. Bodnar              Vice President

Richard A. Brink               Vice President

Shaun D. Bromley               Vice President

Brian Buehring                 Vice President

Thomas E. Callahan             Vice President

Michele R. Cameron             Vice President

Kevin T. Cannon                Vice President

Daniel W. Carey                Vice President

Christopher C. Cavanagh        Vice President

Alice L. Chan                  Vice President

Candice (Foong-Kuen) Choy      Vice President

Flora Chuang                   Vice President

Kyle E. Clapp                  Vice President

Michael F. Connell             Vice President

Joseph D. Connell, Jr.         Vice President

Kenneth J. Connors             Vice President

Michael C. Conrath             Vice President

Dwight P. Cornell              Vice President

Robert A. Craft                Vice President

Michael R. Crimmins            Vice President

David E. Crowdus               Vice President

John D. Curry                  Vice President

Brett E. Dearing               Vice President

Raymond A. Decker              Vice President

Stephen J. Dedyo               Vice President

Aaron E. Deedon                Vice President

Christine M. Dehil             Vice President

Darren K. DeSimone             Vice President

Janet B. DiBrita               Vice President

Ronald G. Dietrich             Vice President

Carmela Di Meo                 Vice President

Joseph T. Dominguez            Vice President

Paul D. Eck                    Vice President

Robert E. Emrich               Vice President

Bernard J. Eng                 Vice President

Daniel Ennis                   Vice President

Michael J. Eustic              Vice President

Antonio Fernandez Gutierrez    Vice President

Matthew G. Fetchko             Vice President

Michael F. Foy                 Vice President

Kevin T. Gang                  Vice President

Daniel P. Gangemi              Vice President

Sheldon Gao                    Vice President

Christine E. Gaze              Vice President

Mark A. Gessner                Vice President

Thomas R. Graffeo              Vice President

Matthew M. Green               Vice President

John G. Hansen                 Vice President

Michael S. Hart                Vice President

Eric M. Hirschfeld             Vice President

Melanie M. Hoppe               Vice President

George R. Hrabovsky            Vice President

David A. Hunt                  Vice President

Dinah J. Huntoon               Vice President

Anthony D. Ialeggio            Vice President

Eric S. Indovina               Vice President

Theresa Iosca                  Vice President

Oscar J. Isoba                 Vice President

Kumar Jagdeo II                Vice President

Kevin D. Kelly                 Vice President

Christopher W. Kilroy          Vice President

Jung M. Kim                    Vice President

Joseph B. Kolman               Vice President

Ted R. Kosinski                Vice President

Jeffrey L. Lamb                Vice President

Christopher J. Larkin          Vice President

Laurel E. Lindner              Vice President

James M. Liptrot               Vice President and
                               Assistant Controller

Armando C. Llanes              Vice President

Christine A. Long              Vice President

Jason N. Longo                 Vice President

Montana W. Low                 Vice President

Todd M. Mann                   Vice President

Silvia Manz                    Vice President

Osama Mari                     Vice President

Shannon M. Massey              Vice President

Joseph R. McLean               Vice President

Shaun C. McDonald              Vice President

Kevin M. McGarry               Vice President

Daniel K. McGouran             Vice President

Craig S. McKenna               Vice President

Troy E. Mosconi                Vice President

Paul S. Moyer                  Vice President

Wendy Kam Mui Li               Vice President

John F. Multhauf               Vice President

Andrew C. Murphy               Vice President, Chief
                               Compliance Officer and
                               Assistant Secretary

Sharon E. Murphy               Vice President

Jamie A. Nieradka              Vice President

Suzanne E. Norman              Vice President

Timothy J. O'Connell           Vice President

Joseph D. Ochoa                Vice President

John J. Onofrio                Vice President and
                               Assistant Treasurer

David D. Paich                 Vice President

Todd P. Patton                 Vice President

Leo J. Peters IV               Vice President

Thomas C. Pfeifer              Vice President

John D. Prosperi               Vice President

Carol H. Rappa                 Vice President

Juhi Rathee                    Vice President

Michelle T. Rawlick            Vice President

Heidi A. Richardson            Vice President

James A. Rie                   Vice President

Joseph P. Rodriguez            Vice President

Miguel A. Rozensztroch         Vice President

Cynthia A. Sachs               Vice President

Michael D. Sanders             Vice President

Thomas E. Sawyer               Vice President

Gordon R. Schonfeld            Vice President

Joy R. Seijas                  Vice President

Stuart L. Shaw                 Vice President

Daniel S. Shikes               Vice President

Karen Sirett                   Vice President

Rayandra E. Slonina            Vice President

Elizabeth M. Smith             Vice President

Ben H. Stairs                  Vice President

Eileen Stauber                 Vice President

Jason P. Stevens               Vice President

Brian D. Stokes                Vice President

Michael B. Thayer              Vice President

Jay D. Tini                    Vice President

Elizabeth K. Tramo             Vice President

Benjamin H. Travers            Vice President

James R. Van Deventer          Vice President

Elsia M. Vasquez               Vice President

Thomas M. Vitale               Vice President

Marie R. Vogel                 Vice President                 Assistant Clerk

Wayne W. Wagner                Vice President

Mark E. Westmoreland           Vice President

Paul C. Wharf                  Vice President

Christian G. Wilson            Vice President

Joanna Wong                    Vice President

Alissa M. Worley               Vice President

Jennifer M. Yi                 Vice President

Kimberly D. Alfano             Assistant Vice
                               President

Moshe Aronov                   Assistant Vice
                               President

Jire J. Baran                  Assistant Vice
                               President

DeAnna D. Beedy                Assistant Vice
                               President

Roy C. Bentzen                 Assistant Vice
                               President

Gian D. Bernardi               Assistant Vice
                               President

Susan J. Bieber                Assistant Vice
                               President

Brandon W. Born                Assistant Vice
                               President

Mark S. Burns                  Assistant Vice
                               President

Maria Carreras                 Assistant Vice
                               President

Judith A. Chin                 Assistant Vice
                               President

Robyn L. (Cohen) Barger        Assistant Vice
                               President

Kimberly A. Collins            Assistant Vice
                               President

John M. D'Agostino             Assistant Vice
                               President

Lauren B. Danziger             Assistant Vice
                               President

Raymond L. DeGrazia            Assistant Vice
                               President

Nina M. DeLeon                 Assistant Vice
                               President

Ralph A. DiMeglio              Assistant Vice
                               President

Diana Eriksen                  Assistant Vice
                               President

Jessica M. Fernandez           Assistant Vice
                               President

Robert A. Fiorentino           Assistant Vice
                               President

Lydia A. Fisher                Assistant Vice
                               President

Jose R. Garcia                 Assistant Vice
                               President

Jodi E. Gesten                 Assistant Vice
                               President

Michele J. Giangrande          Assistant Vice
                               President

Stephanie Y. Giaramita         Assistant Vice
                               President

Raniero J. Gimeno              Assistant Vice
                               President

Christopher T. Gorab           Assistant Vice
                               President

Michael F. Greco               Assistant Vice
                               President

Friederike Grote               Assistant Vice
                               President

John J. Gulino                 Assistant Vice
                               President

Kelly P. Guter                 Assistant Vice
                               President

Terry L. Harris                Assistant Vice
                               President

Junko Hisamatsu                Assistant Vice
                               President

Melanie M. Hoppe               Assistant Vice
                               President

Arthur F. Hoyt, Jr.            Assistant Vice
                               President

Grace Huaman                   Assistant Vice
                               President

Joseph D. Kearney              Assistant Vice
                               President

Elizabeth E. Keefe             Assistant Vice
                               President

Junko Kimura                   Assistant Vice
                               President

Stephen J. Laffey              Assistant Vice                 Assistant Clerk
                               President and Counsel

Gina L. Lemon                  Assistant Vice
                               President

Jonathan M. Liang              Assistant Vice
                               President

Evamarie C. Lombardo           Assistant Vice
                               President

Edward R. Lupo                 Assistant Vice
                               President

Jennifer L. Magill             Assistant Vice
                               President

Mark J. Maier                  Assistant Vice
                               President

Matthew J. Malvey              Assistant Vice
                               President

Danielle F. Marx               Assistant Vice
                               President

David L. Maurer                Assistant Vice
                               President

Christine M. McQuinlan         Assistant Vice
                               President

Assimina Morales               Assistant Vice
                               President

Christina A. Morse             Assistant Vice                 Assistant Clerk
                               President and Counsel

Jennifer A. Mulhall            Assistant Vice
                               President

Jason S. Munter                Assistant Vice
                               President

Sharon E. Murphy               Assistant Vice
                               President

Isabella Nunes                 Assistant Vice
                               President

Margaret G. O'Neill            Assistant Vice
                               President

Alex E. Pady                   Assistant Vice
                               President

Brian W. Paulson               Assistant Vice
                               President

Ling Shan E. Phua              Assistant Vice
                               President

Neil B. Picker                 Assistant Vice
                               President

Joseph J. Proscia              Assistant Vice
                               President

Mark A. Quarno                 Assistant Vice
                               President

Marc S. Reed                   Assistant Vice
                               President

Peter V. Romeo                 Assistant Vice
                               President

Francis W. Ross                Assistant Vice
                               President

Randi E. Rothstein             Assistant Vice
                               President

Jessica M. Rozman              Assistant Vice
                               President

Daniel A. Rudnitsky            Assistant Vice
                               President

Shane M. Sanders               Assistant Vice
                               President

Kristin M. Seabold             Assistant Vice
                               President

Jennifer E. Scherz             Assistant Vice
                               President

Melissa L. Shemanski           Assistant Vice
                               President

Michelle M. Siddons            Assistant Vice
                               President

Praveen Singh                  Assistant Vice
                               President

Orlando Soler                  Assistant Vice
                               President

Kurt W. Stam                   Assistant Vice
                               President

Nancy D. Testa                 Assistant Vice
                               President

Kai T. Tham                    Assistant Vice
                               President

William Tohme                  Assistant Vice
                               President

Ellen Tobin                    Assistant Vice
                               President

Kari-Anna Towle                Assistant Vice
                               President

Kayoko Umino                   Assistant Vice
                               President

Laurence Vandecasteele         Assistant Vice
                               President

Cory A. Weiser                 Assistant Vice
                               President

Eric J. Wright                 Assistant Vice
                               President

Thomas M. Zottner              Assistant Vice
                               President

Mark R. Manley                 Secretary

Colin T. Burke                 Assistant Secretary

Adam R. Spilka                 Assistant Secretary

(c)  Not Applicable.

ITEM 28.  Location of Accounts and Records.

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of AllianceBernstein Investor Services, Inc., 500 Plaza Drive, Secaucus, New Jersey, 07094 and at the offices of State Street Bank and Trust Company, the Registrant's custodian, 2 Avenue de Lafayette, Boston, Massachusetts 02111. All other records so required to be maintained are maintained at the offices of AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York, 10105.

ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings.

          Not applicable.


                                     ********************


          A copy of the Agreement and Declaration of Trust of The AllianceBernstein Pooling Portfolios (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers and shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 29th day of December, 2006.


                                        THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS


                                               By: Marc O. Mayer*
                                                   -----------------
                                                   Marc O. Mayer
                                                   President


          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:

SIGNATURE                        TITLE                        DATE
---------                        -----                        ----

Marc O. Mayer,*                  President and Chief          December 29, 2006
                                 Executive Officer

PRINCIPAL FINANCIAL
AND ACCOUNTING OFFICER:


/s/ Joseph J. Mantineo          Treasurer and Chief          December 29, 2006
----------------------          Financial Officer
Joseph J. Mantineo


ALL OF THE TRUSTEES:

Ruth Block*
David H. Dievler*
John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Marc O. Mayer*
Marshall C. Turner, Jr*.


*By: /s/ ANDREW L. GANGOLF                                    December 29, 2006
     ---------------------
         Andrew L. Gangolf
        (Attorney-in-fact)

                                Index To Exhibits


Exhibit No.   Description of Exhibits
-----------   -----------------------

(i)           Opinion and Consent of Seward & Kissel LLP

(j)           Consent of Independent Registered Public Accounting Firms

(p)(2)        Code of Ethics of AllianceBernstein L.P.

Other

Exhibits      Power of Attoney of Nancy P. Jacklin






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